Registration No. 333-176889

File No. 811-22609

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 3 …	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[X]
Amendment No. 8	[X]

OPPENHEIMER GLOBAL HIGH YIELD FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[ ]	On _______________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	On July 27, 2015 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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OPPENHEIMER
Global High Yield Fund
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Prospectus dated July 27, 2015

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NYSE Ticker Symbols
Class A	OGYAX
Class C	OGYCX
Class R	OGYNX
Class Y	OGYYX
Class I	OGYIX

Oppenheimer Global High Yield Fund is a mutual fund that seeks total return. It invests mainly in high yield, below-investment grade, fixed-income securities of issuers throughout the world.

This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

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Contents

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THE FUND SUMMARY
3	Investment Objective
3	Fees and Expenses of the Fund
3	Principal Investment Strategies
4	Principal Risks
6	The Fund's Past Performance
6	Investment Adviser
6	Portfolio Managers
7	Purchase and Sale of Fund Shares
7	Taxes
7	Payments to Broker-Dealers and Other Financial Intermediaries
MORE ABOUT THE FUND
8	About the Fund's Investments
19	How the Fund is Managed
MORE ABOUT YOUR ACCOUNT
21	About Your Account
21	Choosing a Share Class
24	The Price of Fund Shares
25	How to Buy, Sell and Exchange Shares
32	Dividends, Capital Gains and Taxes
33	Consolidated Financial Highlights
To Summary Prospectus
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THE FUND SUMMARY

Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 19 of the prospectus and in the sections "How to Buy Shares" beginning on page 52 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	1%	None	None	None

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Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class R	Class Y	Class I
Management Fees
Distribution and/or Service (12b-1) Fees
Other Expenses
Other Expenses of the Fund
Other Expenses of the Subsidiary
Total Other Expenses
Total Annual Fund Operating Expenses
Fee Waiver and/or Expense Reimbursement
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
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Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

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	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$	$	$	$	$
Class C	$	$	$	$	$	$	$	$
Class R	$	$	$	$	$	$	$	$
Class Y	$	$	$	$	$	$	$	$
Class I	$	$	$	$	$	$	$	$
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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

During the period from the Fund's commencement of operations on November 8, 2013 to the end of its fiscal year on May 31, 2014, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests in a variety of high-yield debt securities of U.S. and foreign issuers, including issuers in developing and emerging market countries. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield, below-investment grade, fixed-income securities (also referred to as "junk" bonds). The Fund's investments include U.S. and foreign corporate debt securities and may include "distressed" securities and securities that are in default. Under normal market conditions, the Fund will invest a substantial portion of its assets in a number of different countries throughout the world, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may invest up to 30% of its total assets in foreign government securities.

Below-investment grade securities are those rated below "BBB" or below "Baa" by Standard & Poor's or Moody's, respectively, or that have comparable ratings from other nationally recognized statistical rating organizations. The Fund may also invest in unrated securities, in which case the Fund's sub-adviser, OppenheimerFunds, Inc. ("Sub-Adviser"), may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

3	Oppenheimer Global High Yield Fund

The Fund may purchase securities of any maturity and of issuers of any market capitalization. The Fund may invest in securities denominated in U.S. dollars or local foreign currencies, however, the portfolio managers may use derivatives to seek to hedge any foreign currency exposure.

The Fund may also use certain types of derivative investments for investment purposes or hedging to manage investment risks, including: options, futures, forward contracts, swaps, certain mortgage-related securities or asset-backed securities, "structured" notes and other types of derivatives. The Fund may also invest a portion of its assets in investment grade securities or securities of other investment companies.

In selecting securities, the portfolio managers use "top down" asset allocation, focusing on the overall investment opportunities and risks in different market sectors, industries and countries, combined with bottom-up securities selection. They seek to build a diversified portfolio to try to moderate the risks of investing in high-yield debt instruments. The Fund may sell securities that the portfolio managers believe no longer meet the above criteria. For temporary defensive purposes the Fund can invest up to 100% of its assets in investments that may be inconsistent with the above policies.

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The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of foreign securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

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Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

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Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

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Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders-which may be triggered by general market turmoil or an increase in interest rates-could cause the Fund to sell its holdings at a loss or at undesirable prices.

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Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

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4	Oppenheimer Global High Yield Fund

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     Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

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     Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

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     Because the Fund can invest without limit in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.

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Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

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     Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, which may be greater for such investments. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

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Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.

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Risks of Investing in Regulation S Securities. Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

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Risks Of Investments In The Fund's Wholly-Owned Subsidiary . The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and

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5	Oppenheimer Global High Yield Fund

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capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

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Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return (current income and capital appreciation) from a fund that invests mainly in below-investment grade U.S. and foreign debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations and the special credit risks that are typical for a fund that invests mainly in below-investment grade fixed-income securities. The Fund is not designed for investors needing an assured level of current income. The Fund is intended to be a long-term investment, not a short-term trading vehicle. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
 https://www.oppenheimerfunds.com/fund/GlobalHighYieldFund

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Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was [EMPTY]% ([EMPTY]) and the lowest return for a calendar quarter was [EMPTY]% ([EMPTY]). For the period from January 1, 2014 to June 30, 2014 the cumulative return before sales charges and taxes was [EMPTY]%.

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The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

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Average Annual Total Returns
for the periods ended December 31, 2014	1 Year	5 Years (or life of class, if less)
Class A (inception 11/8/13)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares
Class C (inception 11/8/13)
Class R (inception 11/8/13)
Class Y (inception 11/8/13)
Class I (inception 11/8/13)
JPMorgan Global High Yield Index
(reflects no deduction for fees, expenses or taxes)
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Investment Adviser. OFI Global Asset Management, Inc. (the "Manager") is the Fund's investment adviser.  OppenheimerFunds, Inc. (the "Sub-Adviser") is its sub-adviser.

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Portfolio Managers. Michael Mata has been Vice President and portfolio manager since March 2015. Young-Sup Lee has been Vice President and portfolio manager of the Fund since inception. Christopher (Chris) Kelly has been Vice President and portfolio managers of the Fund since March 2015.

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6	Oppenheimer Global High Yield Fund

Purchase and Sale of Fund Shares. You can buy most classes of Fund shares with a minimum initial investment of $1,000. Traditional and Roth IRA, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment. Once your account is open, subsequent purchases may be made in any amount. For Class I shares, the minimum initial investment is $5 million per account. The Class I share minimum initial investment will be waived for retirement plan service provider platforms.

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Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677 on any regular business day.

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Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

Taxes. Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes, unless your shares are held in a tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

7	Oppenheimer Global High Yield Fund

MORE ABOUT THE FUND

About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

The Fund's Principal Investment Strategies and Risks. The following strategies and types of investments are the ones that the Fund considers to be the most important in seeking to achieve its investment objective and the following risks are those the Fund expects its portfolio to be subject to as a whole.

Debt Securities. The Fund can invest in debt securities, including, but not limited to, domestic and foreign corporate bonds, notes and debentures, securities issued by foreign sovereigns, and securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. The Fund focuses primarily on high-yield, below investment-grade debt securities.

Debt securities may be subject to the following risks:

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Interest Rate Risk. Interest rate risk is the risk that rising interest rates, or an expectation of rising interest rates in the near future, will cause the values of the Fund's investments in debt securities to decline. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the values of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates rise, the decrease in values of outstanding debt securities may not be offset by higher income from new investments. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change; thus, interest rate risk is usually greater for securities with longer maturities or durations. "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

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Duration Risk. Duration risk is the risk that longer-duration debt securities are more likely to decline in price than shorter-duration debt securities, in a rising interest-rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. "Effective duration" attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond's value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

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Credit Risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. U.S. government securities generally have lower credit risks than securities issued by private issuers or certain foreign governments. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer, for any reason, can reduce the market value of that issuer's securities.

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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.

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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.

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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.

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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

8	Oppenheimer Global High Yield Fund

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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

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Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices. An unexpected increase in Fund redemption requests, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices. Similarly, the prices of the Fund's holdings could be adversely affected if an investment account managed similarly to that of the Fund were to experience significant redemptions and that account were required to sell its holdings at an inopportune time. The liquidity of an issuer's securities may decrease as result of a decline in an issuer's credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer's cash outflows. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

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Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets.

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Following the financial crisis, the Federal Reserve has sought to stabilize the economy by keeping the federal funds rate at or near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as "quantitative easing." As the Federal Reserve tapers its securities purchases pursuant to quantitative easing or raises the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.

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In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., "market making") activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

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Credit Quality. The Fund may invest in securities that are rated or unrated. "Investment-grade" securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). "Below-investment-grade" securities are those that are rated below those categories, which are also referred to as "junk bonds." While securities rated within the fourth highest category by Standard & Poor's (meaning BBB+, BBB or BBB-) or by Moody's (meaning Baa1, Baa2 or Baa3) are considered "investment-grade," they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.

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Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer's ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.

Unrated Securities. Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the investment adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.

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In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting the issuer or the particular facility.

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A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund's portfolio.

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Investments in U.S. Securities. The Fund can invest in securities of U.S. companies, mortgage-related securities, corporate debt obligations, commercial paper (which includes short-term corporate debt) and asset-backed securities (which are interests in pools of consumer loans and other trade receivables). Mortgage-related securities and asset-backed securities are subject to additional risks including pre-payment risk and extension risk.

High-Yield, Lower-Grade Debt Securities. The Fund may invest in high-yield, lower-grade fixed-income securities of U.S. and foreign issuers. Those securities may include, among others: bonds, debentures, notes, preferred stock, loan participation interests, "structured" notes, commercial mortgage-backed securities, and asset-backed securities. There are no limits on the amount of the Fund's assets that can be invested in securities rated below-investment grade. These securities are generally considered speculative.

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     Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as "junk bonds") generally have higher yields than securities rated in the investment-grade categories but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of below-investment-grade securities. The major risks of below-investment-grade securities include:

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Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of higher-rated fixed-income securities.

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Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

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In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.

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Below-investment-grade securities may be less liquid than higher rated fixed-income securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund's securities than is the case with securities trading in a more liquid market.

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Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.

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Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than higher rated securities.

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     Price Arbitrage. Because the Fund may invest in high yield bonds that may trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.

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Distressed Debt Securities. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in lower-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

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Defaulted Securities. The Fund may purchase defaulted securities if the Sub-Adviser believes that there is potential for resumption of income payments or realization of income on the sale of the securities or the collateral or other advantageous developments appear likely in the near future. Notwithstanding the Sub-Adviser's belief about the resumption of income payments or realization of income, the purchase of defaulted securities is highly speculative and involves a high degree of risk, including the risk of a substantial or complete loss of the Fund's investment.

Investing in Foreign Securities. The Fund can buy foreign debt securities. Foreign debt securities include obligations of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States and debt securities issued by foreign governments and issuers, as well as "supra-national" entities, such as the World Bank. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies.

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Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances the Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.

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Foreign Market Risk . If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any

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return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Fund's expense ratio.

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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.

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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company's operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund's investment. The value of the Fund's foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.

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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Fund. The Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser's selection of foreign currency denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign-currency denominated investments.

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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.

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Time Zone Arbitrage. If the Fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Fund's net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the investment adviser and the Board believe to be their fair value, may help deter those activities.

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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.

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Regional Focus. At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund's holdings.

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Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others. Sovereign debt securities issued by certain "supra-national" entities, such as the World Bank, are subject to the risk that the supra-national entity is unable to repay its borrowings and that the governmental members of such supra-national entity are unable or unwilling to make capital contributions to enable the supra-national entity to do so.

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Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, which may be greater for such investments. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.

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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.

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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.

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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.

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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets.

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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.

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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.

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     Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
     The recent global economic crisis has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

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Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

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Investments in the Fund's Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in Regulation S securities. Investments in the Subsidiary are expected to provide the Fund with exposure to Regulation S securities. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

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Diversification and Concentration. The Fund is a diversified fund. It attempts to reduce its exposure to the risks of individual securities by diversifying its investments across a broad number of different issuers. The Fund will not concentrate its investments in issuers in any one industry. At times, however, the Fund may emphasize investments in some industries or sectors more than others. The prices of securities of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. The Securities and Exchange Commission has taken the position that investment of more than 25% of a fund's total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies; however, securities issued by any one foreign government are considered to be part of a single "industry."

Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

Investment in Senior Loans . The Fund can also invest in floating (sometimes referred to as "adjustable") rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities ("Senior Loans"). It may invest either directly as an original lender, by assignment from a lender, or indirectly through loan participation agreements or through interests in investment companies and other pooled entities. The loans may be collateralized or uncollateralized and may include, but are not limited

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to, operating loans, leveraged buyout loans, loans made in connection with highly leveraged transactions, and leveraged capitalization loans.

Special Considerations of Senior Loans. Typically, Senior Loans have higher recoveries than other debt obligations, because in most instances they take preference over subordinated debt obligations and common stock with respect to payment of interest and principal. However, the Fund is subject to the risk that the borrower under a Senior Loan will default on scheduled interest or principal payments. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower's debt service as the interest rate on its Senior Loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that is about to become insolvent. The Fund can also purchase debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.

         Interest Rates. The Senior Loans in which the Fund invests have floating or adjustable interest rates. For that reason, the Sub-Adviser expects that when interest rates change, the values of Senior Loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund's shares will fluctuate less than the shares of funds that invest mainly in fixed-rate debt obligations. However, the interest rates of some Senior Loans adjust only periodically. Between the times that interest rates on Senior Loans adjust, the interest rates on those Senior Loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund's shares to fluctuate.

         Prepayment. The Fund has no limits as to the maturity of Senior Loans it may purchase. Senior Loans in general have a stated term of between five and seven years. However, because Senior Loans typically amortize principal over their stated life and frequently are prepaid, their average credit exposure is expected to be two to three years. Senior Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a Senior Loan, the Fund will have to reinvest the proceeds in other Senior Loans or securities that may pay lower interest rates. However, prepayment and facility fees the Fund receives may help reduce any adverse impact on the Fund's yield. Because the interest rates on Senior Loans adjust periodically, the Sub-Adviser believes that the Fund should generally be able to reinvest prepayments in Senior Loans that have yields similar to those that have been prepaid.

Other Considerations of Senior Loans

        Subordination. Senior Loans typically hold the most senior position in a borrower's capital structure. They may include loans that hold the most senior position, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Manager, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of Senior Loans before they pay the holders of subordinated debt, trade creditors, and preferred or common shareholders and gives the holders of Senior Loans a claim on some or all of the borrower's assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.
That senior position in the borrower's capital structure typically gives the holders of Senior Loans a claim on some or all of the borrower's assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt.

        Collateral. Most of the Senior Loans that the Fund will purchase will be fully collateralized with one or more of (1) working capital assets, such as accounts receivable and inventory, (2) tangible fixed assets, such as real property, buildings and equipment, (3) intangible assets such as trademarks or patents, or (4) security interests in shares of stock of the borrower or its subsidiaries or affiliates. In the case of loans to a non-public company, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund buys the Senior Loan, particularly if the collateral consists of equity securities of the borrower or its affiliates. If a borrower defaults, insolvency laws may limit the Fund's access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the collateral securing the Senior Loan is invalid or require the borrower to use the collateral to pay other outstanding obligations. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss.

     If a borrower defaults on a collateralized Senior Loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower's obligation under the Senior Loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Manager determined it was appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient to protect the Fund in the event of a default of scheduled interest or principal payments.

     The Fund can invest in Senior Loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized Senior Loans. The Fund applies the same investment and credit standards to unsecured Senior Loans as to secured Senior Loans, except for collateral requirements.

        Highly Leveraged Transactions and Insolvent Borrowers. The Fund can invest in Senior Loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those Senior Loans are subject to greater credit risks than other Senior Loans. Highly leveraged Senior Loans and Senior Loans in default also may be less liquid than other Senior Loans. If the Fund voluntarily or involuntarily sold those types of Senior Loans, it might not receive the full value it expected. The market for illiquid securities is more volatile than the market for liquid securities and it may be more difficult to obtain accurate valuations for the Fund's investments.
        The Fund can also invest in Senior Loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in Senior Loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to Senior Loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower's Senior Loans. If a lawsuit is brought by creditors of a borrower under a Senior Loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund. For example:

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 Other creditors might convince the court to set aside a Senior Loan or the collateralization of the loan as a "fraudulent conveyance" or "preferential transfer." In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.

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A bankruptcy court may restructure the payment obligations under the Senior Loan so as to reduce the amount to which the Fund would be entitled.

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The court might discharge the amount of the Senior Loan that exceeds the value of the collateral.

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The court could subordinate the Fund's rights to the rights of other creditors of the borrower under applicable law.

        Restrictive Loan Covenants. Borrowers must comply with various restrictive covenants typically contained in loan agreements. They may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. They may include requirements that the borrower prepay the loan with any free cash flow. A break of a covenant that is not waived by the agent bank (or the lenders) is normally an event of default that provides the agent bank or the lenders the right to call the outstanding amount on the loan. If a lender accelerates the repayment of a Senior Loan because of the borrower's violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan.

        Limited Secondary Market for Senior Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans, some Senior Loans are not as easily purchased or sold as publicly-traded securities. As a result, some Senior Loans are illiquid, which means that the Fund may be limited in its ability to sell those Senior Loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests.

Investments in Pooled Investment Entities that Invest in Loans. The Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Manager or an affiliate. The Fund will be subject to the pooled entity's credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment grade or below or may be unrated.

These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.

Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan, or are members of the loan syndicate, and that act as the servicing agent for the principal and interest payments. The loans may be to U.S. or foreign companies. Participation interests may be collateralized or uncollateralized and are subject to the credit risk of the servicing agent as well as the credit risk of the borrower. If the Fund purchases a participation interest, it may only be able to enforce its rights through the lender. The Fund can also buy interests in trusts and other entities that hold loan obligations. In that case, the Fund will be subject to the trust's credit risks as well as the credit risks of the servicing agent and the underlying loans. In some cases, participation interests, whether held directly by the Fund or indirectly through an interest in a trust or other entity, may be partially "unfunded," meaning that the Fund may be required to advance additional money on future dates.

     The Fund does not invest more than 5% of its net assets in loan participation interests with respect to any one borrower.

Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Fund nor the Sub-Adviser selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.

Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of "pass-through" mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment.

U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. "Full faith and credit" means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security.

Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations ("Ginnie Maes"), are also backed by the full faith and credit of the U.S. government. Others are supported by the right of the agency to borrow an amount from the U.S. government (for example, "Fannie Mae" bonds issued by the Federal National Mortgage Association and "Freddie Mac" obligations issued by the Federal Home Loan Mortgage Corporation). Others are supported only by the credit of the agency (for example, obligations issued by the Federal Home Loan Banks). In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Treasury also entered into a secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the Treasury ensures that each company maintains a positive net worth.

     U.S. Treasury Securities. Treasury securities are backed by the full faith and credit of the United States for payment of interest and repayment of principal and have relatively little credit risk. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities ("TIPS"). While U.S. Treasury securities have little credit risk, prior to their maturity they are subject to price fluctuations from changes in interest rates.

     Mortgage-Related Government Securities.  Mortgage-related government securities include interests in pools of residential or commercial mortgages, in the form of "pass-through" mortgage securities. They may be issued or guaranteed by the U.S. government or its

14	Oppenheimer Global High Yield Fund

agencies and instrumentalities. Mortgage-related U.S. government securities may be issued in different series, each having different interest rates and maturities.

Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to prepayment and extension risks.

Private-Issuer Securities. The Fund can also invest in securities issued by private issuers, such as corporations, banks, savings and loans, and other entities, including mortgage-related securities. Securities issued by private issuers are subject to greater credit risks than U.S. government securities.

     Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.  Private-issuer mortgage-backed securities may include loans on residential or commercial properties.

Mortgage-related securities, including collateralized mortgage obligations ("CMOs"), issued by private issuers are not U.S. government securities, which makes them subject to greater credit risks. Private issuer securities are subject to the credit risks of the issuers as well as to interest rate risks, although in some cases they may be supported by insurance or guarantees. The prices and yields of private issuer mortgage-related securities are also subject to prepayment and extension risk. The market for private-issuer mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.

Forward Rolls. The Fund can enter into "forward roll" transactions (also referred to as "mortgage dollar rolls") with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.

Floating Rate and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates. The interest rate on a floating rate note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rates on variable rate obligations are adjusted at stated periodic intervals. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. A floating rate or variable rate obligation may meet the required credit quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

Zero-Coupon Securities. The Fund may invest in "zero-coupon" securities, which pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Interest rate changes generally cause greater fluctuations in the prices of zero-coupon securities than in interest-paying securities of the same or similar maturities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon security, at a time when it has not actually received the income.

Stripped Securities. "Stripped" securities are the separate income or principal components of a debt security, such as Treasury securities whose coupons have been stripped by a Federal Reserve Bank. Some mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest payments, all the principal payments or some proportional amount of interest and principal. Interest rate changes may cause greater fluctuations in the prices of stripped securities than in other debt securities of the same or similar maturities. The market for these securities may be limited, making it difficult for the Fund to sell its holdings at an acceptable price. The Fund may be required to pay out the imputed income on a stripped security as a dividend, at a time when it has not actually received the income.

When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.

The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.

     The Fund does not invest more than 5% of its net assets in loan participation interests with respect to any one borrower.

Repurchase Agreements. The Fund may also enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund's ability to liquidate the collateral may be delayed or limited.

Passive Foreign Investment Companies. Because some foreign countries limit or prohibit all direct foreign investment in companies domiciled there, government authorized or organized funds may be the primary or only way to invest in those countries. Subject to the limits under the Investment Company Act of 1940, the Fund may invest in foreign mutual funds to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment. Foreign mutual funds are generally deemed to be passive foreign investment companies ("PFICs"), since nearly all of the income of a mutual fund is passive income. Some of the other foreign corporations that the Fund may invest in may also be considered PFICs.

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Under U.S. tax laws, PFICs are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares.  Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. The Fund makes every effort to ensure compliance with federal tax reporting of these investments; however the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes.

Derivative Investments. The Fund can invest in "derivative" instruments. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency.  Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks.

The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.

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Options, futures, forward contracts, swaps and "structured" notes are some of the derivatives that the Fund may use.  The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.

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"Structured" Notes. "Structured" notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or "structured" by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.

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     Risks of "Structured" Notes. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.

Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer's failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.

Generally, if the Fund buys credit protection using a credit default swap, the Fund will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will deliver the issuer's defaulted bonds underlying the swap to the swap counterparty and the counterparty will pay the Fund par for the bonds. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty and if a credit event occurs with respect to the applicable issuer, the Fund will pay the swap counterparty par for the issuer's defaulted bonds and the swap counterparty will deliver the bonds to the Fund. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer's defaulted bonds from the seller of protection. If the credit default swap is on a basket of issuers, the notional value of the swap is reduced by the amount represented by that issuer, and the fixed payments are then made on the reduced notional value.

         Risks of Credit Default Swaps. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Interest Rate Swaps.  In an interest rate swap, the Fund and another party exchange the right to receive interest payments. For example, they might swap the right to receive floating rate payments based on a reference rate for the right to receive fixed rate payments. An interest rate swap enables an investor to buy or sell protection against changes in an interest rate. An interest rate swap may be embedded within a structured note or other derivative instrument.

         Risks of Interest Rate Swaps. Interest rate swaps are subject to interest rate risk and credit risk. An interest rate swap transaction could result in losses if the underlying asset or reference rate does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

Total Return Swaps. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.

     Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

     Foreign Currency Forwards and Options.  Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The

16	Oppenheimer Global High Yield Fund

use of forward contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund's ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

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     Risks of Derivative Investments. Derivatives may be volatile and may involve significant risks. The underlying security, obligor or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. For some derivatives, it is possible to lose more than the amount invested in the derivative investment. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and may increase portfolio turnover. Derivatives are subject to credit risk, since the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. As a result of these risks, the Fund could realize little or no income or lose money from the investment, or the use of a derivative for hedging might be unsuccessful.

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In addition, under financial reform legislation currently being implemented, certain over-the-counter derivatives, including certain interest rate swaps and certain credit default swaps, are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse, which may result in increased margin requirements and costs for the Fund. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction that is cleared may entail further risks and costs, including the counterparty risk of the clearinghouse and the futures commission merchant through which the Fund accesses the clearinghouse.

Counter-Party Risk. Counter-party risk is the risk that the issuer of a derivative debt security such as an equity-linked debt security or a structured note, might not make principal or interest payments on the security when they are due. Counter-party risk is separate from the risk that the underlying investment might lose value because of credit conditions affecting the underlying investment. The extent of counter-party risk varies based on the terms of the particular security and the financial condition of the counter-party, which is often a financial services firm, or its affiliates. A downgrade in a counter-party's credit rating, for any reason, can reduce the market value of the securities it has issued, regardless of the value of the underlying investment. Other market events may also affect the value of a derivative security or a counter-party's payments.

       Hedging. Hedging transactions are intended to reduce the risks of securities in the Fund's portfolio. If the Fund uses a hedging instrument at the wrong time or judges market conditions incorrectly, however, the hedge might be unsuccessful or could reduce the Fund's return or create a loss.

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Common Stock and Other Equity Investments. Equity securities include common stock, preferred stock, rights, warrants and certain securities that are convertible into common stock. Equity investments may be exchange-traded or over-the-counter securities.

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The value of the Fund's portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

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The prices of equity securities generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate more in response to events affecting the market for those types of securities.

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Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.

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Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. The dividends on preferred stock may be cumulative (they remain a liability of the company until paid) or non-cumulative. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stock may be less attractive, which may cause the price of preferred stock to decline.

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Warrants are options to purchase equity securities at specific prices that are valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and can be more volatile than the price of the underlying securities. If the market price of the underlying security does not exceed the exercise price during the life of the warrant, the warrant will expire worthless and any amount paid for the warrant will be lost. The market for warrants may be very limited and it may be difficult to sell a warrant promptly at an acceptable price. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

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Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered "equity equivalents" because of the feature that makes them convertible into common stock. Convertible securities may offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible securities may provide more income than common stock but they generally provide less income than comparable non-convertible debt securities. Most convertible securities will vary, to some extent, with changes in the price of the underlying common stock and are therefore subject to the risks of

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that stock. In addition, convertible securities may be subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. However, credit ratings of convertible securities generally have less impact on the value of the securities than they do for non-convertible debt securities. Some convertible preferred stocks have a mandatory conversion feature or a call feature that allows the issuer to redeem the stock on or prior to a mandatory conversion date. Those features could diminish the potential for capital appreciation on the investment.

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Illiquid and Restricted Securities. Investments that do not have an active trading market, or that have legal or contractual limitations on their resale, are generally referred to as "illiquid" securities. Illiquid securities may be difficult to value or to sell promptly at an acceptable price or may require registration under applicable securities laws before they can be sold publicly. Securities that have limitations on their resale are referred to as "restricted securities." Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid.

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     The Fund will not invest more than 15% of its net assets in illiquid securities. The Fund's holdings of illiquid securities are monitored on an ongoing basis to determine whether to sell any of those securities to maintain adequate liquidity.

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Conflicts of Interest. The investment activities of the Manager, the Sub-Adviser and their affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager, the Sub-Adviser or their affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager, the Sub-Adviser or their affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager, the Sub-Adviser or their affiliates and the Fund may experience losses during periods in which other accounts they advise achieve gains. The Manager and the Sub-Adviser have adopted policies and procedures designed to address potential identified conflicts of interest, however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money Market Fund to provide liquidity or for defensive purposes. The Fund invests in Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments, to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Fund cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund.

Investments in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds, unit investment trusts and business development companies subject to the limits of the Investment Company Act. One reason the Fund might do so is to gain exposure to segments of the markets represented by another fund, at times when the Fund might not be able to buy the particular type of securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses. The Fund does not intend to invest in other investment companies unless it is believed that the potential benefits of the investment justify the expenses. The Fund's investments in the securities of other investment companies are subject to the limits that apply to those types of investments under the Investment Company Act.

Investments by "Funds of Funds." Class I shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds," which may invest significant portions of their assets in shares of the Fund. From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class I shares. The Oppenheimer funds of funds typically use asset allocation strategies that may increase or reduce the amount of their investment in the Fund frequently, possibly on a daily basis during volatile market conditions. If the size of those purchases or redemptions were significant relative to the size of the Fund's assets, the Fund might be required to purchase or sell portfolio securities, which could increase its transaction costs and reduce the performance of all of its share classes. A decline in the Fund's assets due to large redemptions could also cause the Fund's operating expenses to increase. Further discussion of the possible effects of frequent trading in the Fund's shares is included  elsewhere in this prospectus.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally, the Fund would invest in shares of Oppenheimer Institutional Money Market Fund or in the types of money market instruments in which Oppenheimer Institutional Money Market Fund invests or in other short-term U.S. government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover.   A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased

18	Oppenheimer Global High Yield Fund

portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions.

Changes To The Fund's Investment Policies. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares, however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. Shareholders will receive 60 days' advance notice of any change in the 80% investment policy described in "Principal Investment Strategies." The Fund's investment objective is not a fundamental policy. Investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy or restriction is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

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Portfolio Holdings. The Fund's portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website no sooner than 30 days after the end of each calendar month.

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A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER AND THE SUB-ADVISER. OFI Global Asset Management, Inc., the Manager, is a wholly-owned subsidiary of OppenheimerFunds, Inc. The Manager oversees the Fund's investments and its business operations. OppenheimerFunds, Inc., the Sub-Adviser, chooses the Fund's investments and provides related advisory services. The Manager carries out its duties, subject to the policies established by the Fund's Board, under an investment advisory agreement with the Fund that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business. The Sub-Adviser has a sub-advisory agreement with the Manager and is paid by the Manager.

The Manager has been an investment adviser since 2012. The Sub-Adviser has been an investment adviser since 1960. The Manager and the Sub-Adviser are located at 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

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Advisory Fees. Under the Fund's investment advisory agreement, the Fund pays the Manager an advisory fee, calculated on the daily net assets of the Fund, at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $500 million of average annual net assets of the Fund, 0.70% of the next $500 million, 0.65% of the next $3 billion, and 0.60% of average annual net assets in excess of $4 billion. Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of the investment advisory services. The Fund's advisory fee for the fiscal year ended May 31, 2014 was 0.75% of average annual net assets, before any Subsidiary advisory fees or any applicable waivers.

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The Manager also receives advisory fees directly from the Fund's wholly-owned Subsidiary. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue to be in effect for so long as the Fund invests in the Subsidiary, and may not be terminated unless termination is approved by the Fund's Board.

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After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund's investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund's business) to annual rates of 1.15% for Class A shares, 1.85% for Class C shares, 1.40% for Class R shares, 0.85% for Class Y shares and 0.80% for Class I shares, as calculated on the daily net assets of the Fund. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory arrangements is available in the Fund's Semi-Annual Report to shareholders for the period ended November 30, 2013.

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Portfolio Managers. The Fund's portfolio is managed by Michael Mata, Young-Sup Lee, and Chris Kelly, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Mata has been a portfolio manager and Vice President of the Fund since March 2015. Mr. Lee has been a portfolio manager and Vice President of the Fund since inception. Mr. Kelly has been a portfolio manager and Vice President of the Fund since March 2015.

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     Mr. Mata has been a Senior Vice President of the Sub-Adviser and the Head of Multi-Sector Fixed Income since July 2014. Mr. Mata was a portfolio manager with ING Investment Management and Head of Multi-Sector Fixed-Income from August 2004 to December 2013, managing the Global Bond and Core Plus strategies and the macro and quantitative research teams, along with the emerging markets sovereign team. Mr. Mata was a Senior Vice President and Senior Risk Manager at Putnam Investments from March 2000 to August 2004, and a Vice President and Risk Manager for Fixed Income Trading at Lehman Brothers from September 1994 to March 2000.

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     Mr. Lee has been a Vice President and senior research analyst of the Sub-Adviser since April 2009, directing quantitative research for various fixed income strategies.  Mr. Lee is a co-Team Leader for the Sub-Adviser's Investment Grade Fixed Income Team since January 2014 and was a member of the Sub-Adviser's Investment Grade Fixed Income Team from April 2009 to January 2014.  Prior to joining the Sub-Adviser, he was a Vice President at Morgan Stanley, where he served as quantitative research analyst for the fixed income credit strategy team from July 1996 to July 2008.

19	Oppenheimer Global High Yield Fund

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    Mr. Kelly has been a Vice President and Portfolio Manager of the Sub-Adviser since March 2015 and Co-Head of the Global Debt Team since March 2015. Prior to joining the Sub-Adviser, Mr. Kelly was at BlackRock Inc., where he was Deputy Head of Emerging Markets Fixed Income from June 2012 to January 2015. Mr. Kelly was also a portfolio manager and Deputy Chief Investment Officer of Emerging Markets at Fisher Francis Trees and Watts, a BNP Paribas Investment Partner, from February 2008 to April 2012.

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     The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

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ABOUT THE FUND'S WHOLLY-OWNED SUBSIDIARY. The Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. If at any time in the future, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, shareholders will receive 60 days' prior notice of such offer or sale and this prospectus will be revised accordingly.

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The Manager is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary and the Sub-Adviser selects the Subsidiary's investments pursuant to a sub-advisory agreement with the Manager. Under these agreements, the Manager and Sub-Adviser provide the Subsidiary with the same type of management and sub-advisory services, under the same terms, as are provided to the Fund. The investment advisory and sub-advisory agreements regarding the Subsidiary provide for their automatic termination upon the termination of the Fund's Investment Advisory Agreement or Sub-Advisory Agreement, respectively. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers as those engaged by the Fund.

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The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as those adopted by the Fund. As a result, in managing the Subsidiary's portfolio, the Manager and Sub-Adviser are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary. The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

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The Fund pays the Manager a fee for its services, and the Manager pays a sub-advisory fee to the Sub-Adviser. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of Trustees. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Manager by the Fund (after the waiver described above) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund's shareholders. The Subsidiary also bears the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. It is also anticipated that the Fund's expenses will be reduced to a certain extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary.

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The consolidated financial statements of the Subsidiary and the Fund will be included in the Fund's Annual and Semi-Annual Reports provided to shareholders after the effective date of this prospectus. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please refer to the SAI for additional information about the organization and management of the Subsidiary.

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20	Oppenheimer Global High Yield Fund

MORE ABOUT YOUR ACCOUNT

About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisors, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee-based programs or college and retirement savings programs.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts unless you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class A Shares" below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge. If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.00%, as described in "About Class C Shares" below.
Class R Shares (formerly Class N Shares). Class R shares are offered only to retirement plans and accounts at net asset value per share without an initial sales charge. If you buy Class R shares you will pay an ongoing asset-based sales charge. See "About Class R Shares" below.
Class Y Shares. Class Y shares are offered only to institutional investors, wrap fee-based programs and eligible employees. See "About Class Y Shares" below.
Class I Shares. Class I shares are only offered to eligible institutional investors that make a minimum initial investment of $5 million or more and to retirement plan service provider platforms. See "About Class I Shares" below.

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Certain sales charge waivers may apply to purchases or redemptions of Class A, Class C, or Class R shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by visiting the OppenheimerFunds website at "www.oppenheimerfunds.com."

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What is the Minimum Investment? You can buy most Fund share classes with a minimum initial investment of $1,000. For Class I shares the minimum initial investment is $5 million per account. The Class I share minimum initial investment is waived for retirement plan service provider platforms. Reduced initial minimums are available for other share classes in certain circumstances, including the following:

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Traditional and Roth IRA accounts as well as Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500.

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For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment.

There are no subsequent purchase minimums.

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Minimum Account Balance. The minimum account balance on Fund accounts is $500, except for Class I shares. Small accounts may be redeemed by the Fund if the value has fallen below $500.

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      The minimum account balance for Class I shares is $2.5 million. If a Class I account balance falls below $2.5 million, the account may be redeemed or converted into a Class Y share account. This minimum balance policy does not apply to Class I share accounts for which the minimum initial investment is waived.

Choosing a Share Class.  Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.

Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the distribution fees on other share classes. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

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Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon, you should consider investing in Class C shares in most cases. That is because the effect of the initial sales charge on most Class A shares may be greater than the effect of the ongoing asset-based sales charge on Class C shares over the short-term. The Class C contingent deferred sales charge does not apply to redemptions of shares held for more than one year.

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Investing for the Longer Term. If you have a longer-term investment horizon, Class A shares may be more appropriate in most cases. That is because the effect of the ongoing asset-based sales charge on Class C shares might be greater than the effect of the initial sales charge on Class A shares, regardless of the amount of your investment.

21	Oppenheimer Global High Yield Fund

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Amount of Your Investment. Your choice will also depend on how much you plan to invest. If you plan to invest more than $100,000, and as your investment horizon increases, Class C shares might not be as advantageous as Class A shares. That is because over time the ongoing asset-based sales charge on Class C shares will have a greater impact on your account than the reduced front-end sales charge available for Class A share purchases of $100,000 or more. For an investor who is eligible to invest in Class I shares, that share class will be the most advantageous. For other investors who invest $1 million or more, Class A shares will be the most advantageous choice in most cases, no matter how long you intend to hold your shares.

     The Distributor normally will not accept purchase orders from a single investor for $1 million or more of Class C shares. Dealers or other financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

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Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

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How Do Share Classes Affect Payments to Your Financial Intermediary? The Class C and Class R contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Sub-Adviser or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

About Class A Shares. Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the Statement of Additional Information.

The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.

Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $50,000	4.75%	4.98%	4.00%
$50,000 or more but less than $100,000	4.50%	4.71%	3.75%
$100,000 or more but less than $250,000	3.50%	3.63%	2.75%
$250,000 or more but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more but less than $1 million	2.00%	2.04%	1.60%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

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Class A Purchases at Net Asset Value.  Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class A shares to self-directed brokerage accounts that may or may not charge transaction fees to customers.

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Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of qualified shares that you and your spouse currently own, and other qualified share purchases that you are currently making, to the value of your Class A share purchase of the Fund. The Distributor or the financial intermediary through which you are buying shares will determine the value of the qualified shares you currently own based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, the Distributor will only take into consideration the value of shares owned as of December 31, 2007 and any shares purchased subsequently. The value of any shares that you have redeemed will not be counted.  In totaling your holdings, you may count shares held in:

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your individual accounts (including IRAs, 403(b) plans and eligible college savings programs),

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your joint accounts with your spouse,

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accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.

A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

To count shares held in accounts at other firms, you may be requested to provide the Distributor or your current financial intermediary with a copy of account statements showing your current qualified share holdings. The Transfer Agent will retain the provided values of the qualified share holdings, and apply that Right of Accumulation to future purchases, until any subsequent changes in those qualified share holdings are reported to the Transfer Agent. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.

22	Oppenheimer Global High Yield Fund

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Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares over a 13-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Distributor or your financial intermediary of any qualifying college savings program purchases or purchases through other financial intermediaries.

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Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares – Letter of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

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Reduced Class A Sales Charges. Under a "Right of Accumulation" or a "Letter of Intent" you may be eligible to buy Class A shares of the Fund at the reduced sales charge rate that would apply to a larger purchase. Purchases of "qualified shares" of the Fund and certain other Oppenheimer funds may be added to your Class A share purchases for calculating the applicable sales charge.

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Class A, Class B and Class C shares of most Oppenheimer funds (including shares of the Fund), and Class A, Class B, Class C, Class G and Class H units owned in adviser sold college savings programs, for which an affiliate of the Manager or the Distributor serves as the "Program Manager" or "Program Distributor" are "qualified shares" for satisfying the terms of a Right of Accumulation or a Letter of Intent. Purchases made by reinvestment of dividend or capital gain distributions are "qualified shares" for satisfying the terms of a Right of Accumulation, but are not "qualified shares" for satisfying the terms of a Letter of Intent. Purchases of Class R, Class Y or Class I shares of Oppenheimer funds, purchases under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for Right of Accumulation or Letter of Intent purposes. The Fund reserves the right to modify or to cease offering these programs at any time.

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Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 1.00% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month in which they were purchased (except as described in an Appendix to the Statement of Additional Information). The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase.  That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption. The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions.

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The Distributor pays concessions from its own resources equal to 0.75% of Class A purchases of $1 million or more (other than purchases by certain group omnibus retirement plans) plus advances the service fee for those purchases. The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

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About Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

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About Class R Shares (formerly Class N Shares). Class R shares are offered only to retirement plans and accounts. Class R shares are sold at net asset value per share without an initial sales charge. Class R shares are subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.25%. Shareholders who purchased Class R shares of an Oppenheimer fund prior to July 1, 2014 may be subject to a contingent deferred sales charge on shares that are redeemed within 18 months of initial purchase. See "Distribution and Service (12b-1) Plans" in this prospectus for more information. See "Class R Share (formerly Class N Share) Availability" in the Statement of Additional Information for eligibility requirements.

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Effective July 1, 2014, Class N shares of Oppenheimer funds were renamed Class R shares.

About Class Y Shares. Class Y shares are not available directly to individual investors, except for eligible employees (defined below). Class Y shares are sold at net asset value per share without an initial sales charge, and are available only to:

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Wrap fee-based programs and fee-based clients of a broker, dealer, registered investment advisor or other financial intermediary;

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"Institutional investors" which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices; and

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Eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, subject to the requirement to receive Fund documents electronically through eDocs Direct.

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An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Individual shareholders who hold Class Y shares through retirement plans or financial intermediaries will not be eligible to hold Class Y shares outside of their respective retirement plan or financial intermediary platform.

About Class I Shares. Class I shares are sold at net asset value per share without a sales charge and are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:

23	Oppenheimer Global High Yield Fund

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make a minimum initial investment of $5 million or more per account (waived for retirement plan service provider platforms);

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trade through an omnibus, trust, or similar pooled account; and

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be an "institutional investor" which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices.

Eligible Class I investors will not receive any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called "finder's fees," administrative fees or other similar fees on Class I shares. Class I shares are not available directly to individual investors. Individual shareholders who purchase Class I shares through retirement plans or financial intermediaries will not be eligible to hold Class I shares outside of their respective retirement plan or financial intermediary platform.

An institutional investor that buys Class I shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office), and most of the special account features available to investors buying other classes of shares, do not apply to Class I shares.

The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or subadvised by the Manager or an affiliate of the Manager.

The Price of Fund Shares. Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (NYSE), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days.

The Fund determines the net assets of each class of shares by subtracting the class-specific expenses and the amount of the Fund's liabilities attributable to the share class from the value of the securities and other assets attributable to the share class. The Fund's "other assets" might include, for example, cash and interest or dividends from its portfolio securities that have been accrued but not yet collected. The Fund's securities are valued primarily on the basis of current market quotations.

The net asset value per share for each share class is determined by dividing the net assets of the class by the number of outstanding shares of that class.

       Fair Value Pricing. If market quotations are not readily available or (in the Sub-Adviser's judgment) do not accurately reflect the fair value of a security, or if after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset value is calculated that day, an event occurs that the Sub-Adviser learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, that security may be valued by another method that the Board believes would more accurately reflect the security's fair value.

In determining whether current market prices are readily available and reliable, the Sub-Adviser monitors the information it receives in the ordinary course of its investment management responsibilities. It seeks to identify significant events that it believes, in good faith, will affect the market prices of the securities held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Sub-Adviser's "Valuation Committee." Those determinations may include consideration of recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. Fair value determinations by the Sub-Adviser are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.

The Fund's use of fair value pricing procedures involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

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     Pricing Foreign Securities. The Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before the Fund values its foreign portfolio holdings, significant events, including broad market movements, may occur during that time that could potentially affect the values of foreign securities held by the Fund.

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The Sub-Adviser believes that foreign securities values may be affected by volatility that occurs in U.S. markets after the close of foreign securities markets. The Sub-Adviser's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

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     Pricing of the Subsidiary. The valuation procedures described above for the Fund are the same used in valuing the Subsidiary's portfolio investments and shares of the Subsidiary.

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24	Oppenheimer Global High Yield Fund

Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

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any increase in net asset value over the initial purchase price,

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shares purchased by the reinvestment of dividends or capital gains distributions, or

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shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

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shares acquired by the reinvestment of dividends or capital gains distributions,

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other shares that are not subject to the contingent deferred sales charge, and

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shares held the longest during the holding period.

You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period. The contingent deferred sales charge applicable to the share class of the Oppenheimer fund you exchange into will apply to the acquired shares, except in the case of Class R shares of an Oppenheimer fund purchased prior to July 1, 2014 that are subject to a contingent deferred sales charge, in which case the contingent deferred sales charge applicable to the shares of the Oppenheimer fund you exchange from will continue to apply.

Sales Charge Waivers. The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

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Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.

■

Exchanges of Shares. There is no sales charge on exchanges of shares except for exchanges of Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves on which you have not paid a sales charge.

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Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares that occurred within the previous three months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.

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     In addition, the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other initial sales charge and contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

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How to Buy, Sell and Exchange Shares

Buying Shares. You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in or if the selected Oppenheimer fund or share class is no longer offered, your investments will be made in Class A shares of Oppenheimer Money Market Fund. This policy does not apply to purchases by or for certain retirement plans or accounts. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." at the address shown on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares. For new investors who do not designate a broker dealer, Class A shares (and, for eligible institutional investors, Class Y or Class I shares) are the only purchase option. Other share classes may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has a broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

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Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

25	Oppenheimer Global High Yield Fund

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

Selling Shares. You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

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Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

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Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.

Options for Receiving Redemption Proceeds:

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By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.

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By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.

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By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances, the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act of 1940.

The Oppenheimer Exchange Privilege. You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

■

Shares of the fund selected for exchange must be available for sale in your state of residence.

■

The selected fund must offer the exchange privilege.

■

You must meet the minimum purchase requirements for the selected fund.

■

Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.

■

Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are

26	Oppenheimer Global High Yield Fund

being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

Frequent Purchase, Redemption and Exchange Limitations

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The Board has adopted a policy to discourage and seek to limit or eliminate frequent purchase, redemption or exchanges of shares of the Fund by shareholders or authorized broker-dealer representatives of shareholders, in order to prevent the negative impacts, if any, that this activity may impose on other shareholders of the Fund. Negative impacts may include, without limitation, interference with portfolio management, increased taxes on portfolio securities, diminishment of Fund performance due to the need to sell portfolio securities at less favorable prices, increases in portfolio and administrative transaction costs resulting from large volumes of frequent purchase, redemption or exchange activity, and the possible dilution of Fund yields as a result of such activity. In addition, a Fund that invests in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Fund's portfolio securities and the determination of the Fund's net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. A similar risk exists for Funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Fund will seek to eliminate these opportunities by using fair value pricing, as described in "Fair Value Pricing" in this Prospectus.

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There is no guarantee that this policy will be sufficient to identify and prevent all frequent purchases, redemptions or exchanges that may have negative impacts to a Fund. In addition, the implementation of the Funds' policy involves judgments that are inherently subjective and involve some selectivity in their application. The Fund, however, seeks to make judgments that are consistent with the interests of the Fund's shareholders. No matter how the Fund defines frequent purchases, redemptions or exchanges, other purchases and sales of Fund shares may have adverse effects on the management of a Fund's portfolio and its performance. Additionally, due to the complexity and subjectivity involved in identifying certain frequent trading and the volume of Fund shareholder transactions, there can be no guarantee that the Fund will be able to identify violations of the policy or to reduce or eliminate all detrimental effects of frequent purchases, redemptions or exchanges.

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The Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a fund or long-term shareholders.

Right to Refuse Any Purchase and/or Exchange Orders. The Fund may refuse, or cancel as permitted by law, any purchase or exchange order in its discretion for any reason at any time, and is not obligated to provide notice before rejecting or canceling an order. If a shareholder has engaged in purchases and redemptions of shares that would have been prohibited had the activity been attempted as an exchange, that shareholder may be prohibited from purchasing new Fund shares unless the Fund determines that such activity is not frequent trading activity.

Right to Terminate or Suspend Account Privileges. The Fund may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy described in this prospectus. As part of the Fund's policy to detect and deter frequent purchases, redemptions and exchanges, the Fund may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Fund may send a written warning to a shareholder that it believes may be engaging in disruptive or excessive trading activity; however, the Fund reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Fund determines, in the exercise of its discretion, has engaged in such trading activity.

Omnibus Accounts. Underlying shareholder or account data, including individual transactions, in "omnibus" or "street name" accounts ("omnibus accounts") in the name of a broker-dealer or other financial intermediaries are often not disclosed to a Fund, which may make it difficult for a Fund to monitor for frequent trading activity. Financial intermediaries holding omnibus accounts where underlying shareholder or account data is not disclosed to a Fund will, generally, enter into written agreements which require the financial intermediaries to provide such data at the Fund's request. Overall purchase and redemption activity in omnibus accounts will be monitored to identify patterns which may suggest frequent trading by the underlying owners. Financial intermediaries will be required to apply the Fund's policy in addition to their own frequent trading controls. For financial intermediaries, the Fund will request individual account or transaction information, and based on the information and data it receives, will apply its policy to review transactions that may constitute frequent purchase or exchange activity. The Fund may prohibit, in its sole discretion, purchases or exchanges of Fund shares by a financial intermediary or by some or all of its clients.

30-Day Exchange Limit. In addition to the discretionary ability to limit or reject any order to purchase or exchange shares of a Fund at any time, if a shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days.

Exceptions to 30-Day Exchange Limit

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Exchanges Into Money Market Funds. A shareholder will be permitted to exchange shares of the Fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the Fund during the prior 30 days. Exchanges from that money

27	Oppenheimer Global High Yield Fund

market fund into another fund will be monitored for excessive activity and the Fund may limit or refuse any exchange order from a money market fund in its discretion pursuant to this policy.

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Dividend Reinvestments and Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of shares from one share class to another class within the same fund will not be considered exchanges for purposes of imposing the 30-day limit.

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Asset Allocation Programs. Investment programs by Oppenheimer "funds of funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.

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Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day exchange limit as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.

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Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

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Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charge" and "Sales Charge Waivers" in this prospectus.

Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.  Class Y and Class I share transactions may only be submitted in writing, by fax, by phone through a service representative, or through an investor's designated financial intermediary.

Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

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Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.

■

Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.

■

Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.

■

Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.

■

Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.

■

Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.

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Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.

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The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

The Transfer Agent maintains physical, electronic and procedural safeguards that are reasonably designed to protect your personal account information. You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others. We advise you not to send personal or account information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

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Purchases and Redemptions by Federal Funds Wire.   Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor

28	Oppenheimer Global High Yield Fund

of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

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The Fund's name;

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For existing accounts, the Fund account number (from your account statement);

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For new accounts, a completed account application;

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For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;

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For redemptions, any special payment instructions;

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For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;

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For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);

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For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;

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For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and

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Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

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You wish to redeem more than $100,000 and receive a check;

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The redemption check is not payable to all shareholders listed on the account statement;

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The redemption check is not sent to the address of record on your account statement;

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Shares are being transferred to a Fund account with a different owner or name; or

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Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

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a U.S. bank, trust company, credit union or savings association,

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a foreign bank that has a U.S. correspondent bank,

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a U.S. registered dealer or broker in securities, municipal securities or government securities, or

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a U.S. national securities exchange, a registered securities association or a clearing agency.

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Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

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Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has an agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

Investment Plans and Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

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transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.

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have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.

29	Oppenheimer Global High Yield Fund

Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Retirement Plans. The Distributor offers a number of different retirement plans that individuals and employers can use. The procedures for buying, selling, exchanging and transferring shares, and the account features applicable to share classes offered to individual retirement plans and other account types, generally do not apply to shares offered through a group omnibus retirement plan. Purchase, redemption, exchange and transfer requests for a group omnibus retirement plan must generally be submitted by the plan administrator, not by plan participants. However, the time that transaction requests must be received in order to purchase, redeem or exchange shares at the net asset value calculated on any business day is the same for all share classes and plan types. The types of retirement plans that the Distributor offers include:

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Individual Retirement Accounts (IRAs). These include traditional IRAs, Roth IRAs and rollover IRAs.

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SIMPLE IRAs. These are Savings Incentive Match Plan for Employees IRAs for small business owners or self-employed individuals.

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SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

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403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

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"Single K" Plans. These are 401(k) plans for self-employed individuals.

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Qualified Plans. These plans are designed for businesses and self-employed individuals.

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      Class I shares are only available to plans that make an initial investment of $5 million or more (per account) or to retirement plan service provider platforms.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

You may also choose to receive your account documents electronically via eDocs Direct. In order to sign up for eDocs Direct, you need to register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.

DISTRIBUTION AND SERVICE (12b-1) PLANS

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Service Plan for Class A Shares. The Fund has adopted a service plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Reimbursement is made periodically at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally pays intermediaries the service fee in advance for the first year after shares are purchased and then pays that fee periodically. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Because the service fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment.

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Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans for Class C and Class R shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class C shares calculated at an annual rate of 0.75% of the daily net assets of that class and for Class R shares calculated at 0.25% of the daily net assets of that class. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class C and Class R. Altogether, these fees increase the Class C annual expenses by 1.00% and increase the Class R annual expenses by 0.50%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

     Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class C or Class R shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

     Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee that the Distributor

30	Oppenheimer Global High Yield Fund

pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset- based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. For Class C share purchases in certain omnibus group retirement plans, the Distributor pays the intermediary the asset-based sales charge during the first year instead of paying a sales concession at the time of purchase. The Distributor pays the service fees it receives on those shares to the intermediary for providing shareholder services to those accounts. See the Statement of Additional Information for exceptions to these arrangements.

     Class R Shares (formerly Class N Shares): For certain Class R shares of Oppenheimer funds purchased prior to July 1, 2014, at the time of the Class R share purchase, the Distributor paid financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor paid the intermediary at the time of a Class R share purchase was 1.00% of the purchase price. The Distributor then retained the asset-based sales charge on Class R shares on an ongoing basis. For those Class R share accounts where the Distributor paid a financial intermediary a sales concession at the time of purchase, shareholders were subject to a contingent deferred sales charge of 1.00% if the shares were redeemed within 18 months.

Effective July 1, 2014, Class R shares no longer impose a contingent deferred sales charge on new purchases. The contingent deferred sales charge will remain in effect for shares purchased prior to July 1, 2014 and exchanged for Class R shares of another Oppenheimer fund after that date. The Distributor will no longer make concession payments at the time of purchase. For all Class R shares purchased on or after July 1, 2014 the Distributor pays intermediaries a 0.25% service fee and a 0.25% asset based sales charge on an ongoing basis.

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Payments to Financial Intermediaries and Service Providers. The Sub-Adviser and/or the Distributor, Transfer Agent and/or Sub-Transfer Agent, at their discretion, may also make payments to broker-dealers, other financial intermediaries or to service providers for some or all of the following services- distribution, promotional and marketing support, shareholder servicing, operational and recordkeeping, sub-accounting, networking or administrative services.

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Those payments for distribution or promotional and marketing support are made out of the Sub-Adviser's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Sub-Adviser receives from the Fund. Those payments, which may be substantial, are paid to many financial intermediaries having business relationships with the Sub-Adviser, and/or the Distributor, and are in addition to any payments made pursuant to an applicable 12b-1 plan and are separate from any commissions the Distributor pays to these firms out of the sales charges paid by investors or transfer agency fees paid by the Fund to the Transfer Agent.

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The Fund does not pay any commission payments, 12b-1 fees, so called "finders fees," or other similar fees with respect to Class I shares and the Sub-Adviser and/or the Distributor, the Transfer Agent and Sub-Transfer Agent do not normally make payments for promotional and marketing support or operational and recordkeeping, networking or sub-accounting out of their own resources and/or assets, with respect to that share class.

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Payments made by the Sub-Adviser, and/or the Distributor, the Transfer Agent and Sub-Transfer Agent from their own resources are not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

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The financial intermediaries that may receive those payments include broker-dealers and other financial intermediaries that offer and sell Fund shares to their clients, provide shareholder services to the Fund, provide promotional and marketing services and/or operational and recordkeeping, networking or sub-accounting services to the Sub-Adviser, Distributor, the Transfer Agent and Sub-Transfer Agent, and receive compensation for those activities. The financial intermediaries that may receive payments include broker dealers, financial advisors, registered investment advisers, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee-based programs, sponsors of college and retirement savings programs, banks, trust companies, retirement plan or qualified tuition program administrators, third party administrators and other financial intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

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In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses and asset retention items, paid by the Sub-Adviser or the Distributor, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that financial intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that financial intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give a financial intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the financial intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the financial intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Sub-Adviser or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Sub-Adviser or Distributor does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

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Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the financial intermediary, sales of Fund shares, the redemption rates on accounts of clients of the financial intermediary or overall asset levels of Oppenheimer funds held for or by clients of the financial intermediary, the willingness of the financial intermediary to allow the Distributor to provide educational and training support for the financial intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the financial intermediary's sales system, as well as the overall quality of the services provided by the financial intermediary and the Sub-Adviser or Distributor's relationship with the financial intermediary. The Sub-Adviser and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Sub-Adviser or Distributor sell

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31	Oppenheimer Global High Yield Fund

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more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Sub-Adviser and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

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Payments may also be made by the Transfer Agent or Sub-Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, operational and recordkeeping and other administrative services. Financial intermediaries that may receive these fees for providing services may include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, broker-dealers, and insurance companies that offer variable annuity or variable life insurance products, and other financial intermediaries. These fees may be used by the financial intermediary to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

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The Statement of Additional Information contains more information about revenue sharing and operational and recordkeeping, networking and sub-accounting payments made by the Sub-Adviser, Distributor, Transfer Agent or Sub-Transfer Agent. Your broker-dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Sub-Adviser, Distributor, Transfer Agent or Sub-Transfer Agent, or any other fees or expenses it charges.

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Dividends, Capital Gains and Taxes

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DIVIDENDS AND DISTRIBUTIONS. The Fund intends to declare dividends from its net investment income on each regular business day and to pay them monthly. The Fund may also realize capital gains on the sale of portfolio securities, in which case it may make distributions out of any net short-term or long-term capital gains at least annually. The Fund may also make supplemental distributions of dividends and capital gains following the end of its fiscal year. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or capital gains distributions in a particular year.

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     Dividends and distributions are paid separately for each share class. The dividend distributions paid on Class A, Class Y and Class I shares will generally be higher than those on Class C and Class R shares, since those classes normally have higher expenses than Class A, Class Y and Class I.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

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Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

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Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.

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Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.

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Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

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Taxes. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax consequences of investing in the Fund. Fund distributions, whether taken in cash or reinvested in additional shares of the Fund or another Oppenheimer fund, are subject to Federal income tax and may be subject to state or local taxes. Distributions paid from short-term capital gains and net investment income are taxable as ordinary income (except as discussed below) and distributions from net long-term capital gains are taxable as long-term capital gains no matter how long you have held your shares. The maximum rate for individuals and certain other non-corporate taxpayers, applicable to long-term capital gains, is either 15% or 20%, depending on whether the taxpayer's income exceeds certain threshold amounts.

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In the case of individuals and other non-corporate taxpayers, certain dividends (including certain dividends from foreign corporations) may be taxable at the lower rate applicable to long-term capital gains. In the case of certain corporations, some dividends may be eligible for the dividends-received deduction. To the extent the Fund's distributions are paid from these types of dividends, and provided certain other Fund and shareholder level holding period requirements are satisfied, the Fund's individual and non-corporate shareholders may be eligible to claim the reduced tax rate for the distributions and the Fund's corporate shareholders may be eligible to claim the dividends-received deduction.

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The Fund may be subject to foreign income taxes on income or gains from foreign securities. If at the end of the Fund's fiscal year more than 50% of the Fund's assets are invested in foreign securities, the Fund may make an election that would generally allow shareholders to take a credit or deduction for such foreign taxes on their Federal income tax returns, subject to applicable limitations. If the Fund makes this election, shareholders must include in their income their share of the foreign taxes paid by the Fund.

After the end of each calendar year the Fund will send you and the Internal Revenue Service ("IRS") statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

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The Fund intends to qualify each year to be taxed as a regulated investment company under the Internal Revenue Code by satisfying certain income, asset diversification and income distribution requirements, but reserves the right not to so qualify. In each year that it qualifies as a regulated investment company, the Fund will not be subject to Federal income taxes on its income that it distributes to shareholders.

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32	Oppenheimer Global High Yield Fund

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If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For taxable years of the Fund beginning before 2015, certain distributions that may be reported by the Fund as arising from Qualified Interest Income and Qualified Short-term Capital Gains (if applicable) and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from ordinary dividends, they will not be eligible for this exemption. In addition, under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), the Fund will be required to withhold 30% of the ordinary dividends it pays and, after December 31, 2016, the gross proceeds of share redemptions and certain capital gains it pays to certain shareholders that fail to meet prescribed information reporting or certification requirements.

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Backup Withholding. Unless an exception applies, the Fund may be required to withhold U.S. Federal income tax on distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct social security number or taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any amounts withheld may be credited against your U.S. federal income tax liability.

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Avoid "Buying a Distribution." If you buy shares of the Fund before it makes a distribution, the distribution will generally be taxable to you even though it may actually be a return of a portion of your investment. You should consider whether you should purchase shares on or just before the ex-dividend date.

Remember, There May be Taxes on Transactions. Because the prices of the Fund's shares fluctuate, you may have a capital gain or capital loss when you sell the shares or exchange them for shares of a different fund. The amount of such gain or loss is generally an amount equal to the difference between the price you paid for the shares and the amount received. Your ability to utilize capital losses may be subject to applicable limitations.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a return of capital to shareholders, which is generally non-taxable. The Fund will notify you if this occurs. In such a case, you would need to reduce the cost basis of your shares for tax purposes, which could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares. Any such distribution in excess of your cost basis in your shares will be treated as capital gain.

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Cost Basis Reporting. The Fund is required to report to the IRS, and furnish to Fund shareholders, detailed "cost basis" and "holding period" information for Fund shares acquired on or after January 1, 2012 ("covered shares") that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the cost basis of such shares, (ii) the gross proceeds you received on the redemption and (iii) the holding period for the redeemed shares.

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The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax advisor determine another calculation method may be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund's Transfer Agent in writing.

You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average cost basis.

     This information is only a summary of certain Federal income tax information about your investment. You are encouraged to consult your tax advisor about the effect of an investment in the Fund on your particular tax situation and about any changes to the applicable law that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

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Consolidated Financial Highlights

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The Consolidated Financial Highlights Table is presented to help you understand the Fund's financial performance ________________. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ______, the Fund's independent registered public accounting firm.  ______'s report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

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33	Oppenheimer Global High Yield Fund

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CONSOLIDATED FINANCIAL HIGHLIGHTS

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

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Class A	Period Ended May 30, 2015	Period Ended May 30, 2014
Per Share Operating Data
Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain
Total from investment operations
Dividends and/or distributions to shareholders:
Dividends from net investment income
Net asset value, end of period

Total Return, at Net Asset Value

Ratios/Supplemental Data
Net assets, end of period (in thousands)
Average net assets (in thousands)
Ratios to average net assets:
Net investment income
Total expenses
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses
Portfolio turnover rate
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1.
2.
3.
4.
5.
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34	Oppenheimer Global High Yield Fund

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CONSOLIDATED FINANCIAL HIGHLIGHTS

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Class C	Period Ended May 30, 2015	Period Ended May 30, 2014
Per Share Operating Data
Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain
Total from investment operations
Dividends and/or distributions to shareholders:
Dividends from net investment income
Net asset value, end of period

Total Return, at Net Asset Value

Ratios/Supplemental Data
Net assets, end of period (in thousands)
Average net assets (in thousands)
Ratios to average net assets:
Net investment income
Total expenses
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses
Portfolio turnover rate
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1.
2.
3.
4.
5.
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35	Oppenheimer Global High Yield Fund

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CONSOLIDATED FINANCIAL HIGHLIGHTS

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Class I	Period Ended May 30, 2015	Period Ended May 30, 2014
Per Share Operating Data
Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain
Total from investment operations
Dividends and/or distributions to shareholders:
Dividends from net investment income
Net asset value, end of period

Total Return, at Net Asset Value

Ratios/Supplemental Data
Net assets, end of period (in thousands)
Average net assets (in thousands)
Ratios to average net assets:
Net investment income
Total expenses
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses
Portfolio turnover rate
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1.
2.
3.
4.
5.
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36	Oppenheimer Global High Yield Fund

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CONSOLIDATED FINANCIAL HIGHLIGHTS

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Class R	Period Ended May 30, 2014	Period Ended May 30, 2014
Per Share Operating Data
Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain
Total from investment operations
Dividends and/or distributions to shareholders:
Dividends from net investment income
Net asset value, end of period

Total Return, at Net Asset Value

Ratios/Supplemental Data
Net assets, end of period (in thousands)
Average net assets (in thousands)
Ratios to average net assets:
Net investment income
Total expenses
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses
Portfolio turnover rate
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1.
2.
3.
4.
5.
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37	Oppenheimer Global High Yield Fund

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CONSOLIDATED FINANCIAL HIGHLIGHTS

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Class Y	Period Ended May 30, 2015	Period Ended May 30, 2014
Per Share Operating Data
Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain
Total from investment operations
Dividends and/or distributions to shareholders:
Dividends from net investment income
Net asset value, end of period

Total Return, at Net Asset Value

Ratios/Supplemental Data
Net assets, end of period (in thousands)
Average net assets (in thousands)
Ratios to average net assets:
Net investment income
Total expenses
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses
Portfolio turnover rate
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5.
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38	Oppenheimer Global High Yield Fund

INFORMATION AND SERVICES

STATEMENT OF ADDITIONAL INFORMATION ANDANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information and audited financial statements included in its most recent Annual Report dated May 31, 2014, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

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The Fund's SEC File No.: 811-22609 SP1350.001.XXXX

Oppenheimer
Global High Yield Fund

NYSE Ticker Symbols
Class A	OGYAX
Class C	OGYCX
Class R	OGYNX
Class Y	OGYYX
Class I	OGYIX

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July 27, 2015

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Statement of Additional Information

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This document contains additional information about the Fund and supplements information in the Prospectus dated July 27, 2015 (the "Prospectus").

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This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Prospectus. The Fund's financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund's Prospectus and most recent Annual Report may be obtained without charge, upon request, by writing to OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling OppenheimerFunds Services at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

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Oppenheimer Global High Yield Fund 6803 South Tucson Way, Centennial, Colorado 80112-3924 1.800.CALL OPP (255.5677)

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Contents

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About the Fund
1	Additional Information About the Fund's Investment Policies and Risks
1	The Fund's Main Investment Policies
8	Other Investments and Investment Strategies
25	Investment Restrictions
26	Disclosure of Portfolio Holdings
28	How the Fund is Managed
29	Board of Trustees and Oversight Committees
30	Trustees and Officers of the Fund
40	The Manager and the Sub-Adviser
45	Brokerage Policies of the Fund
47	Distribution and Service Arrangements
50	Payments to Financial Intermediaries
About Your Account
52	About Your Account
54	How to Buy Shares
57	How to Sell Shares
59	How to Exchange Shares
60	Distributions and Taxes
66	Additional Information About the Fund
Appendix A: Special Sales Charge Arrangements and Waivers
67	Appendix A
Appendix B: Ratings Definitions
70	Appendix B
Consolidated Financial Statements
78	Consolidated Financial Statements
To Summary Prospectus
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Additional Information About the Fund's Investment Policies and Risks

OFI Global Asset Management, Inc. ("OFI Global"), the Fund's investment adviser, has retained OppenheimerFunds, Inc. (the "Sub-Adviser") to choose the Fund's investments and provide related advisory services to the Fund. The portfolio manager(s), who is responsible for the day-to-day management of the Fund's portfolio, is employed by the Sub-Adviser unless indicated otherwise. In this Statement of Additional Information ("SAI"), references to the "Manager" mean OFI Global and the Sub-Adviser unless the context indicates otherwise or unless otherwise specified. Prior to January 1, 2013, all references in this SAI to the "Sub-Adviser" refer to OppenheimerFunds, Inc. in its capacity as the Manager.

The investment objective, the principal investment policies and the principal risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's Sub-Adviser can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

In selecting securities for the Fund's portfolio, the Sub-Adviser evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That analysis includes a number of factors. The Sub-Adviser generally looks for debt securities in different market sectors, industries and countries to seek to build a diversified portfolio.

The Fund's Main Investment Policies

Debt Securities. Although the Fund can invest in a variety of debt securities to seek its objective, under normal market conditions, it will invest mainly in high yield, below-investment grade fixed-income securities of U.S. and foreign issuers. In general, debt securities may be subject to the risks described below and in the Prospectus. Foreign debt securities are also subject to the risks of foreign securities described in the Prospectus and this SAI.

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Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations in value from interest rate changes than obligations having shorter maturities. Variable rate debt securities pay interest based on an interest rate benchmark. When the benchmark rate changes, the interest payments on those securities may be reset at a higher or lower rate. Except for investments in variable rate debt securities, fluctuations in general interest rates do not affect the amount of interest income received. Fluctuations in the market valuations of debt securities may, however, affect the value of Fund assets. "Zero-coupon" or "stripped" securities may be particularly sensitive to interest rate changes. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

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Duration Risk. Duration risk is the risk that longer-duration debt securities are more likely to decline in price than shorter-duration debt securities, in a rising interest-rate environment. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. "Effective duration" attempts to measure the expected percentage change in the value of a bond or portfolio resulting from a change in prevailing interest rates. The change in the value of a bond or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond's value to increase 3%. The duration of a debt security may be equal to or shorter than the full maturity of a debt security.

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Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds. In making investments in debt securities, the investment adviser may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they may be assigned a rating by the investment adviser in categories similar to those of a rating organization. The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the investment adviser's evaluation of investment opportunities available within the debt securities markets.

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Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.

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Extension Risk. Extension risk is the risk that, if interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected, and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the

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issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value.

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Reinvestment Risk. Reinvestment risk is the risk that when interest rates fall, the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds.

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Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. Prepayment risk is the risk that, when interest rates fall, the issuer will redeem the security prior to the security's expected maturity, or that borrowers will repay the loans that underlie these fixed-income securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

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Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its debt securities to fall.

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Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices. An unexpected increase in Fund redemption requests, which may be triggered by market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices. Similarly, the prices of the Fund's holdings could be adversely affected if an investment account managed similarly to that of the Fund were to experience significant redemptions and those accounts were required to sell its holdings at an inopportune time. The liquidity of an issuer's securities may decrease as result of a decline in an issuer's credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer's cash outflows. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

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Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).

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Following the financial crisis, the Federal Reserve has sought to stabilize the economy by keeping the federal funds rate at or near zero percent. The Federal Reserve has also purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, pursuant to its monetary stimulus program known as "quantitative easing." As the Federal Reserve tapers its securities purchases pursuant to quantitative easing or raises the federal funds rate, there is a risk that interest rates may rise and cause fixed-income investors to move out of fixed-income securities, which may also increase redemptions in fixed-income mutual funds.

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In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., "market making") activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Because the Fund can invest without limit in lower-grade securities, the Fund's credit risks are greater than those of funds that buy only investment grade securities.

In the case of foreign high yield bonds, these risks are in addition to the risks of foreign investing discussed in the Prospectus and in this SAI.

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Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as "junk bonds") are those rated below investment grade by S&P, Moody's, Fitch or other nationally recognized statistical rating organization or unrated securities the investment adviser believes are of comparable quality. The investment adviser continuously monitors the issuers of below- investment-grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an

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effort to control the liquidity of the Fund so that it can meet redemption requests. While below-investment-grade securities generally may have a higher yield than securities rated in the higher rating categories, they are subject to increased risks. Below- investment-grade securities are considered to be speculative with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade rated securities, especially during times of weakening economic conditions or rising interest rates. The major risks of below-investment- grade securities include:

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Prices of below-investment-grade securities are subject to extreme price fluctuations, even under normal market conditions. Negative economic developments may have a greater impact on the prices of below-investment-grade securities than on those of other higher-rated fixed income securities. In addition, the market values of below-investment-grade securities tend to reflect individual issuer developments to a greater extent than do the market values of higher rated securities, which react primarily to fluctuations in the general level of interest rates.

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Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. The issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of higher-grade securities. Below-investment-grade securities are vulnerable to adverse changes in the issuer's industry and to general economic conditions. If the issuer experiences financial stress, it may not be able to pay interest and principal payments in a timely manner. The issuer's ability to pay its debt obligations also may be lessened by specific issuer developments or the unavailability of additional financing. In the event of a default of an issuer of a below-investment-grade security, the Fund may incur expenses to the extent necessary to seek recovery or to negotiate new terms.

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Below-investment-grade securities are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which could limit the Fund's ability to fully recover principal or to receive interest payments when senior securities are in default. As a result, investors in below-investment-grade securities have a lower degree of protection with respect to principal and interest payments than do investors in higher rated securities.

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There may be less of a market for below-investment securities and as a result they may be harder to sell at an acceptable price. Not all dealers maintain markets in all below-investment-grade securities. As a result, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its securities. Market quotations are generally available on many below-investment-grade securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. In addition, the trading volume for below-investment-grade securities is generally lower than that for higher rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. Under certain economic and/or market conditions, the Fund may have difficulty disposing of certain below-investment-grade securities due to the limit number of investors in that sector of the market. When the secondary market for below-investment-grade securities becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult to value the Fund's securities and judgment plays a more important role in determining such valuations.

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Below-investment-grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. During times of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and finance them with securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with lower yielding securities, which could result in a lower return for the Fund.

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Below-investment-grade securities markets may also react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. An increase in interest rates could severely disrupt the market for below-investment-grade securities. Additionally, below-investment-grade securities may be affected by legislative and regulatory developments. These developments could adversely affect a Fund's net asset value and investment practices, the secondary market for below-investment-grade securities, the financial condition of issuers of these securities and the value and liquidity of outstanding below-investment-grade securities, especially in a thinly traded market.

These additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.

While securities rated "Baa" by Moody's, "BBB" by S&P or Fitch, or the similar category by the investment adviser if an unrated security, are investment-grade, they may be subject to special risks and have some speculative characteristics.

Credit Ratings of Debt Securities. Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the debt securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality or indicative of market value risk. Debt securities that have the same maturity, coupon and rating may have different yields, while other debt securities that have the same maturity and coupon but different ratings may have the same yield. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

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"Investment-grade" securities are those rated within the four highest rating categories of S&P's, Moody's, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the Sub-Adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by S&P's (meaning BBB+, BBB or BBB-) or by Moody's (meaning Baa1, Baa2 or Baa3) are considered "investment-grade," they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned.

Below-investment-grade securities (also referred to as "junk bonds") are those rated below investment grade by the S&P, Moody's, Fitch or other nationally recognized statistical rating organization or unrated securities the Sub-Adviser believes are of comparable quality.

After a Fund buys a debt security, the security may cease to be rated or its rating may be reduced. Neither event requires a Fund to sell the security, but the Sub-Adviser will consider such events in determining whether a Fund should continue to hold the security. To the extent that ratings given by Moody's, S&P, Fitch or another nationally recognized statistical rating organization change as a result of changes in those rating organizations or their rating systems, a Fund will attempt to use similar ratings as standards for investments in accordance with the Fund's investment policies. The Sub-Adviser continuously monitors the issuers of below-investment-grade securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of a Fund so that it can meet redemption requests.

A list of the rating categories of Moody's, S&P, Fitch and other nationally recognized statistical rating organizations for debt securities is contained in an Appendix to this SAI.

     Unrated Securities. Because a Fund may purchase securities that are not rated by any nationally recognized statistical rating organization, the Sub-Adviser may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the Sub-Adviser to be comparable to rated investment-grade or below-investment-grade securities. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Sub-Adviser's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market, which means that a Fund might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Sub-Adviser will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting the issuer or the particular facility.

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Sovereign Debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and securities issued by supranational entities such as the World Bank or the European Union. Investment in sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards international lenders or agencies and the political constraints to which a governmental entity may be subject. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

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Holders of sovereign debt may be requested to participate in the rescheduling or restructuring of such debt and to extend further loans to governmental entities. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. There can be no assurance that foreign sovereign debt securities will not be subject to similar restructuring arrangements or to requests for new credit which may have adverse consequences for holders of such debt. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants. In the event of a default by a governmental entity, there may be limited or no effective legal remedies for collecting on such debt. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

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Debt securities issued by certain "supra-national" entities include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and

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the Inter-American Development Bank. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. The governmental members of those supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. There can be no assurance that the constituent governments will continue to be able or willing to honor their capitalization commitments.

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The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

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If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

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Foreign Securities. Foreign securities include debt securities of issuers organized under the laws of countries other than the United States and debt securities issued or guaranteed by foreign governmental or by supra-national entities, such as the World Bank, or by their agencies or instrumentalities. They may also include securities of issuers (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Securities denominated in foreign currencies issued by U.S. companies may also be considered to be "foreign securities." Foreign securities may be traded on foreign securities exchanges or in foreign over-the-counter markets.

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Investing in foreign securities offers potential benefits that are not available from investing only in the securities of U.S. issuers. Those benefits include the opportunity to invest in a wider range of issuers, in countries with economic policies or business cycles that differ from those in the U.S. and in markets that often do not move parallel to U.S. markets. Because of these features, foreign investments may reduce portfolio volatility.

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The percentage of assets allocated to foreign securities may vary over time depending on a number of factors, including the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of foreign financial markets, the interest rate climate in particular foreign countries, and the relationship of foreign currencies to the U.S. dollar. The investment adviser may analyze fundamental economic criteria, including for example: relative inflation levels and trends, growth rate forecasts, natural resources, reliance on particular industries, balance of payments status, interest rates, market conditions, currency values, international trading patterns, trade barriers, diplomatic developments, social and political factors, and economic policies.

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Securities of foreign issuers that are represented by American Depository Receipts, or similar depository arrangements, or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for purposes of the Fund's investment allocations, because they are not subject to many of the special considerations and risks that apply to foreign securities held and traded abroad.

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Risks of Foreign Investing. Investments in foreign securities present risks and considerations not usually associated with investments in U.S. securities. Those may include:

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a lack of public information about foreign issuers;

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lower trading volume and less liquidity in foreign securities markets than in U.S. markets;

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greater price volatility in foreign markets than in U.S. markets;

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less government regulation of foreign issuers, exchanges and brokers than in the U.S.;

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a lack of uniform accounting, auditing and financial reporting standards in foreign countries compared to those applicable to U.S. issuers;

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fluctuations in the value of foreign investments due to changes in currency rates;

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the expense of currency exchange transactions;

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greater difficulties in pricing securities in foreign markets;

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foreign government restrictions on investments by U.S. and other non-local entities;

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higher brokerage commission rates than in the U.S.;

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increased risks of delays in clearance and settlement of portfolio transactions;

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unfavorable differences between the U.S. economy and some foreign economies;

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greater difficulty in commencing and pursuing lawsuits or other legal remedies;

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less regulation of foreign banks and securities depositories;

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increased risks of loss of certificates for portfolio securities;

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government restrictions on the repatriation of profits or capital or other currency control regulations;

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the possibility in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments;

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the reduction of income by foreign taxes; and

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potential for time-zone arbitrage.

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Foreign securities are often denominated in currencies other than the U.S. dollar, which means that changes in the currency exchange rate will affect the value of those securities. Generally, when the U.S. dollar increases in value against a foreign currency, a security denominated in that currency is worth less in U.S. dollars and when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency is worth more in U.S. dollars. The Fund must compute its net asset value and its income in U.S. dollars and a change in the dollar value of a foreign currency will generally result in a change in the Fund's net asset value or its investment income that is available for distribution to shareholders. Foreign currency losses that occur after the Fund has distributed income may result in the Fund having made a distribution that was larger than its investment income during a particular fiscal period. In that case, the additional amount distributed would be classified as a return of capital to shareholders.
In the past, government policies have discouraged investments in certain foreign countries through economic sanctions, trade restrictions, taxation or other government actions. It is possible that such policies could be implemented in the future.

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Risks of Developing and Emerging Markets. Emerging and developing markets may offer special opportunities for investing but, in addition to being subject to all the risks of foreign investing, also have greater risks than more mature foreign markets. Emerging and developing market countries may be subject to greater political, social and economic instability; have high inflation rates; experience unfavorable diplomatic developments; have less liquid securities markets with greater price volatility; have additional delays in the settlement of securities transactions; impose exchange controls; be subject to trade barriers; impose differential taxes on foreign investors; have a higher possibility of confiscatory taxes or the expropriation of assets; impose restrictions on direct investments or investments in issuers in particular industries; and lack developed legal or regulatory systems. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information about certain risks associated with emerging and developing markets is provided below.

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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently, they have lower trading volume than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Therefore, prompt liquidation of substantial portfolio holdings may be difficult at times. As a result, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability.

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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets. Settlements may also be delayed by operational problems. Securities issued by developing countries and by issuers located in those countries may be subject to extended settlement periods. Delays in settlement could result in temporary periods during which some assets are uninvested and no return is earned on those assets. The inability to make intended purchases of securities due to settlement problems could cause missed investment opportunities. Losses could also be caused by an inability to dispose of portfolio securities due to settlement problems. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.

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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.

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Less Developed Governments and Economies. Developing or emerging market countries may have less developed legal and accounting systems, and their governments may also be more unstable than the governments of more developed countries. For example, governments of some developing or emerging market countries have defaulted on their bonds and there is the risk of this happening in the future. These countries may also have less protection of property rights than more developed countries. Developing or emerging market countries also may be subject to social, political or economic instability, and have greater potential for pervasiveness of corruption and crime, armed conflict, the adverse economic impact of civil war and religious or ethnic unrest. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may also be subject to greater potential difficulties in enforcing contractual obligations.

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Government Restrictions . In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Also, a government might impose temporary restrictions on remitting capital abroad if the country's balance of payments deteriorates, or it might do so for other reasons. If government approval were delayed or refused, income or capital gains may not be able to be transmitted to the United States. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, managed adjustments in relative currency values and other protectionist measures, and practices such as share blocking. Share blocking is the practice in certain foreign markets where voting rights related to an issuer's securities are predicated on those securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. Such restrictions have the effect of prohibiting the purchase and sale of certain voting securities within a specified number of days before, and in certain instances, after a shareholder meeting. The share blocking period can last up to several weeks, typically terminating on a date established at the discretion of the issuer. Share blocking may prevent the Fund from buying or selling securities for a period of time. When shares

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are blocked, trades in such securities will not settle. Having a blocking restriction lifted can be difficult and onerous, with the particular requirements varying widely by country. In some countries, the block cannot be removed for the duration of time it is effective. Additionally, the imposition of restrictions on investments by foreign entities might result in less attractive investment opportunities or require the sale of existing investments. Investments in developing or emerging market countries may also be subject to greater risks relating to the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country.

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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. Privatization programs may offer opportunities for significant capital appreciation, in the appropriate circumstances. However, in certain developing countries, the ability of foreign entities to participate in privatization programs may be limited by local law. Additionally, the terms on which a foreign entity might be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that privatization programs will be successful.

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Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, each known as a member state. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

The global economic crisis that began in 2008 has caused severe financial difficulties for many EU countries, pushing some EU countries to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU countries. The sovereign debt of several of these countries was downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund, and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU countries will need to make economic and political decisions in order to restore economies to sustainable growth. While a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.

Some EU countries may continue to be dependent on assistance from the ECB, the International Monetary Fund, or other governments and institutions. Such assistance could depend on a country's implementation of reforms or attainment of a certain level of performance. Failure by one or more EU countries to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member country relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.

Additionally, it is possible that EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

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Currency Risk. The Fund may purchase securities denominated in foreign currencies and in derivative instruments linked to foreign currencies. A change in the value of such foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in or derivatives linked to that foreign currency and a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

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Borrowing and Leverage. The Fund may borrow money, to the extent currently permitted under the Investment Company Act, and any applicable rules, regulations or exemptions. If the Fund borrows it will create leverage. Leverage may increase the opportunity for return but also creates special risks and may be considered speculative. The use of leverage may make the Fund's share prices more volatile. Interest on money it borrows is an expense. If those expenses are higher than the income or capital appreciation on securities purchased with the borrowed funds, performance will be lower than it would have been if the Fund had not borrowed.

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The Fund's borrowing will only be from banks and will not be for more than 33 1/3% of the value of its total assets, including the amount borrowed. If its borrowings exceed that amount, the Fund is required to reduce its bank debt to the extent necessary to comply with that requirement within three days. To do so, the Fund may need to sell securities at a time when it otherwise would not do so.

Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies ("PFICs") are those foreign corporations which generate primarily "passive" income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code. For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a fiscal year is passive income or if 50% or more of its assets are assets that produce, or are held to produce, passive income.

Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Foreign mutual funds investments may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment; however investments in foreign mutual funds by the Fund are subject to limits under the Investment Company Act.

Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Although every effort is made to ensure compliance with federal tax reporting requirements for these investments, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such.

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Additional risks of investing in other investment companies are described under "Investments in Other Investment Companies."

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Risks of Investing in Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.

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Investment in Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary"). The Subsidiary invests primarily in Regulation S securities. Investments in the Subsidiary are expected to provide the Fund with exposure to Regulation S securities. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in the Fund's prospectus and this SAI, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in the Fund's prospectus and in this SAI to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

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The Subsidiary is not registered under the Investment Company Act of 1940 (the "Investment Company Act") and is not subject to its investor protections, except as noted in the Fund's prospectus or this SAI. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the Investment Company Act. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take action contrary to the interests of the Fund or its shareholders. The Fund's Board has oversight responsibility for the investment activities of the Fund, including its expected investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Manager and Sub-Adviser are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary.

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Changes in the laws of the United States (where the Fund is organized) and/or the Cayman Islands (where the Subsidiary is incorporated), could prevent the Fund and/or the Subsidiary from operating as described in the Fund's prospectus and this SAI and could negatively affect the Fund and its shareholders.

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For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

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Other Investments and Investment Strategies

Senior Loans. The Fund may also invest in floating (sometimes referred to as "adjustable") rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. These investments are referred to as "Senior Loans" in this SAI.

Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings of borrowers. Senior loans are debt obligations on which interest is payable at rates that adjust periodically, using a base rate plus a premium or

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spread above the base rate. The base rate usually is a benchmark that "floats" or changes to reflect current interest rates, such as, for example, the prime rate offered by one or more major U.S. banks, the London Inter-Bank Offered Rate ("LIBOR"), or the certificate of deposit rate or other base rate used by commercial lenders.

The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the rate selected may change from time to time. If the benchmark interest rate on a Senior Loan changes, the rate payable to lenders under the Senior Loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that Senior Loan, but after the adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that Senior Loan after the adjustment date.

Interest rates may adjust daily, monthly, quarterly, semi-annually or annually. The Fund may use interest rate swap agreements and other hedging practices to shorten the effective interest rate adjustment period of a Senior Loan. Investments in Senior Loans with longer interest rate adjustment periods may increase fluctuations in the Fund 's net asset values as a result of interest rate changes.

Senior Loans typically are negotiated between a borrower and one or more commercial banks or other financial institutions as lenders. The lenders are represented by one or more lenders acting as agent of all of the lenders. The Senior Loans then are syndicated among a group of commercial banks and financial institutions.

An agent is responsible for negotiating the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. The agent normally is responsible to collect principal and interest payments from the borrower and to apportion those payments among the lenders that are parties to the agreement. The borrower compensates the agent for its services. That compensation may include fees for funding and structuring the loan as well as fees on a continuing basis for other services. A purchaser of a Senior Loan may receive syndication or participation fees in connection with its purchase. Other fees payable with respect to a Senior Loan, which are separate from interest payments, may include facility, commitment, amendment and prepayment fees.

The Fund will generally rely on an agent under a particular Senior Loan to collect the Fund 's portion of the loan payments and to use any appropriate remedies against the borrower if necessary. In addition, an institution (which may or may not be the agent) holds any collateral under the loan on behalf of the lenders. If the agent under a Senior Loan became insolvent or was declared as bankrupt or had a receiver appointed, the agent's appointment under the Senior Loan could be terminated and a successor would be appointed. While in that case the assets held under the loan should remain available to the lenders, if those assets were determined by a court or regulatory authority to be subject to the claims of the agent's creditors, the Fund might incur delays and costs in realizing payment on the loan, or it might suffer a loss of principal and/or interest.

Senior Loans often have restrictive covenants designed to limit the activities of the borrower in an effort to protect the right of lenders to receive timely payments of interest on and repayment of principal of the Senior Loans. Senior loans include debt obligations of foreign borrowers that are in the form of dollar-denominated notes rather than loan agreements.

The Fund may be required to pay and may receive various fees and commissions in connection with buying, selling and holding interests in Senior Loans. Borrowers typically pay a variety of fees to lenders when a Senior Loan is originated. The Fund may receive those fees directly if it acts as an original lender or if it acquires an assignment of a Senior Loan. When the Fund buys an assignment, it may be required to pay a fee to the assigning lender or forgo a portion of the interest or fees payable to it. The seller of a participation interest may deduct a portion of the interest and any fees payable to the Master Loan Fund as an administrative fee. Similarly, the Fund might be required to pass along to a buyer of a Senior Loan from the Fund a portion of the fees that the Master Loan Fund is entitled to.

The Fund may also have obligations under a Senior Loan, including the obligation to make additional loans in certain circumstances. In that case, the Fund will reserve against that contingency by identifying on its books cash or other liquid securities in an amount equal to the obligation. The amounts identified in that manner may reduce the Fund's income.

How the Fund Invests in Loans. The Fund may invest in loans in one or more of three ways: the Fund may invest directly in a loan by acting as an original Lender; the Fund may purchase a loan by an assignment of the loan (an "Assignment") from the Agent or other Lender; or the Fund may purchase a participation interest in a loan ("Participation Interest") from an Agent or other Lender. The Fund may also invest in loans indirectly using certain derivative instruments discussed below.

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Original Lender. The Fund can invest in loans, generally "at par" (a price for the loan equal approximately to 100% of the funded principal amount of the loan) as an original lender. When the Fund is an original lender, it may receive a return at the full interest rate for the loan. When the Fund is an original lender, it will have a direct contractual relationship with the borrower and will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal or interest.

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Assignments. When the Fund purchases a loan by Assignment, the Fund typically succeeds to the rights of the assigning lender under the loan agreement and becomes a "Lender" under the loan agreement. Subject to the terms of the loan agreement, the Fund may enforce compliance by the borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off.

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Participation Interests. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.
      Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If

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the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.
      The Fund's rights under a Participation Interest with respect to a particular loan may be more limited than the rights of original Lenders or of investors who acquire an Assignment of that loan. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation Interest and only when the Lender receives the payments from the borrower. In purchasing Participation Interests, the Fund will usually have a contractual relationship only with the selling institution and not the underlying borrower. The Fund generally will have no right directly to enforce compliance by the borrower with the terms of the related loan agreement, nor will the Fund generally have the right to object to certain changes to the loan agreement agreed to by the selling institution. The Fund generally will have no right to compel the Lender from whom it purchased the Participation Interest to enforce compliance by the borrower with the terms of the loan agreement. In buying a Participation Interest, the Fund might not directly benefit from the collateral supporting the related loan and may be subject to any rights of set off the borrower has against the selling institution. In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the loan may be subject to certain defenses that can be asserted by the borrower as a result of any improper conduct of the Lender selling the participation. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is an original Lender or assignee.

Investments in Pooled Investment Entities that Invest in Loans. The Fund can buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Manager or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below, or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk. The Fund will be subject to the pooled entity's credit risks as well as the credit risks of the underlying loans. There is a risk that a borrower of the underlying loan may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund's income may be reduced and the value of the investment in the pooled entity might also decline.

Asset-Backed Securities. Asset-backed securities are fractional interests in pools of loans, receivables or other assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose vehicles and are backed by the loans, receivables or other assets that make up the pool. The income from the pool is passed through to the investor in the asset-backed security. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool and may also be subject to prepayment and extension risks. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, a holder could suffer losses on its investment or delays in receiving payment.

The value of an asset-backed security is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of the underlying loans by the individual borrowers. A purchaser of an asset-backed security would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans may be subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-related securities.

Floating Rate and Variable Rate Obligations. Some debt securities have variable or floating interest rates. The interest rates on floating rate obligations change based on changes to a stated prevailing base market interest rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, LIBOR or some other standard. The interest rate on a floating rate obligation is adjusted automatically at specified times to give effect to changes in the base rate. The interest rate on a variable rate obligation is adjusted at stated periodic intervals to reflect current market interest rates. Generally, the changes in the interest rate on floating and variable rate obligations reduce the fluctuation in their market value, so the potential for capital appreciation or depreciation is less than that for comparable fixed-rate obligations.

Floating rate and variable rate obligations may have features that permit the holder to recover the principal amount of the security at specified intervals, generally not exceeding one year, upon notice to the issuer. Variable rate obligations may have a demand feature that allows the holder to tender the obligation to the issuer or a third party at certain times, generally for par value plus accrued interest, according to the terms of the obligations. The issuer of a demand obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the security plus accrued interest. The issuer usually must provide a specified number of days' notice to the holder. Variable rate demand obligations may include master demand notes, which are obligations that permit the fund to invest fluctuating amounts in them.

The credit quality of a floating rate or variable rate obligation may be enhanced by being backed by a letter of credit or guarantee issued by a financial institution, corporation, the U.S. government or other entity.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or

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broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the investment adviser from time to time.

The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The investment adviser will monitor the institution's creditworthiness to confirm that it is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the investment adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

When-Issued and Delayed-Delivery Transactions. "When-issued" and "delayed-delivery" are terms that refer to securities whose documentation is available, and for which a market exists, but which are not available for immediate delivery to a purchaser. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction with payment and delivery of the security made at a later date. During the period between purchase and settlement, the buyer makes no payment to the issuer (or seller) of the security and no interest accrues to the buyer from the investment. Purchases on that basis are made when it is anticipated that the price at the time of the transaction is lower than the price will be at the time of delivery.

The securities are subject to change in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the purchase price. If the value of the security declines below the purchase price, the transaction may lose money.

The buyer relies on the other party to complete the when-issued or delayed-delivery transactions. The buyer will bear the risk that a security purchased on a when-issued or delayed-delivery basis may not be issued or may not be delivered as agreed. A failure to do so may cause the loss of an opportunity to obtain the security at an advantageous price or yield.

When-issued and delayed-delivery transactions can be used as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, if rising interest rates or falling prices are anticipated, a portfolio security may be sold on a delayed-delivery basis to attempt to limit exposure to those occurrences. In periods of falling interest rates and rising prices, a purchase of securities on a when-issued or delayed-delivery basis may be used to obtain the benefit of currently higher cash yields.

Zero-Coupon and Stripped Securities. The Fund may buy zero-coupon, delayed-interest and "stripped" securities. Stripped securities are debt securities whose interest coupons are separated from the security and sold separately. The Fund can buy the following types of zero-coupon or stripped securities, among others: U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing an interest in stripped securities.

Zero-coupon securities do not make periodic interest payments and are sold at a discount from their face value. The buyer recognizes return from the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The amount of the discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. Unless there is an adverse change in the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities convert to a security with a specified coupon rate at a predetermined date.

Because zero-coupon securities make no periodic interest payments, their effective interest rate is fixed at the time they are issued and their prices are generally more volatile than the prices of other debt securities. The value of zero-coupon and stripped securities may fall more sharply than the value of interest-paying securities when prevailing interest rates rise. When interest rates fall, zero-coupon and stripped securities tend to increase in value more rapidly because they have a fixed rate of return.

The Fund's investments in zero-coupon and stripped securities may require the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To satisfy those distribution requirements, the Fund may need to sell portfolio securities that it would otherwise continue to hold.

U.S. Government Securities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to relatively little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage- backed securities) may be guaranteed or supported by the "full faith and credit" of the United States or may be backed by the right of the issuer to borrow from the U.S. Treasury or by the discretionary authority of the U.S. government to purchase the agencies' or instrumentalities' obligations. Others are supported only by the credit of the agency or instrumentality. "Full faith and credit" means that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a

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security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency or instrumentality issuing the obligation for repayment.

U.S. Treasury Obligations. These securities are directly issued by the U.S. Treasury. They include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of more than one year and up to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued), and Treasury Inflation-Protection Securities. Other U.S. Treasury obligations include U.S. Treasury securities that have been "stripped" by a Federal Reserve Bank and zero-coupon U.S. Treasury securities. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates.

Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates. Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds and Federal Home Loan Mortgage Corporation obligations.

Treasury Inflation-Protection Securities. The Fund can buy treasury inflation-protection securities ("TIPS"), which are U.S. Treasury securities designed to protect against inflation. The interest rate paid on TIPS is fixed. The principal value rises or falls semi-annually based on published changes to the Consumer Price Index. If inflation occurs, the principal amount will be adjusted upwards, resulting in increased interest payments. If deflation occurs, the principal amount will be adjusted downwards, resulting in lower interest payments. The principal amount payable at maturity will be the greater of the adjusted principal amount and the original principal amount. While U.S. Treasury securities have relatively little credit risk, they are subject to price fluctuations from changes in interest rates prior to their maturity.

Mortgage-Related Debt Securities. Mortgage-related securities are a form of fixed-income investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations, mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government may have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks.

As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. Some mortgage-related securities have interest rates that move in the opposite direction from changes in general interest rates, based on changes in a specific interest rate index. The changes in those interest rates may also occur at a multiple of the changes in the index. Although the value of a mortgage-related security may decline when interest rates rise, the opposite is not always the case. In addition, the values of mortgage-related debt securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them and by changes in government regulations and tax policies.

Mortgage Prepayment and Extension Risks. In periods of declining interest rates, mortgages are more likely to be prepaid and a mortgage-related security's maturity may be shortened by unscheduled prepayments on the underlying mortgages. If principal is returned earlier than expected, that money may have to be reinvested in other investments having a lower yield than the prepaid security. Because of these risks, mortgage-related securities may be less effective as a means of "locking in" attractive long-term interest rates and they may have less potential for appreciation during periods of declining interest rates than conventional bonds.

Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. If a mortgage-related security has been purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security as a result of interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recover its initial investment on the security.

During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments may effectively lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on mortgage-related securities were to decrease broadly, the Fund's effective duration and therefore its sensitivity to interest rates, would increase.

Mortgage-Related U.S. Government Securities. A variety of mortgage-related securities are issued by U.S. government agencies or instrumentalities. Like other mortgage-related securities, they may be issued in different series with different interest rates and maturities. The collateral for these securities may be either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. government agency or instrumentality or mortgage loans insured by a U.S. government agency.

Some mortgage-related securities issued by U.S. government agencies, such as Government National Mortgage Association pass- through mortgage obligations ("Ginnie Maes"), are backed by the full faith and credit of the U.S. government. Others are supported by the right of the agency to borrow from the U.S. Treasury under certain circumstances (for example, "Fannie Mae" bonds issued by Federal National Mortgage Association and "Freddie Mac" obligations issued by Federal Home Loan Mortgage Corporation).

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Others are supported only by the credit of the entity that issued them (for example obligations issued by the Federal Home Loan Banks).

In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship. The U.S. Department of the Treasury also entered into a secured lending credit facility with those companies and a preferred stock purchase agreement. Under the preferred stock purchase agreement, the U.S. Treasury will ensure that each company maintains a positive net worth.

Privately-Issued Commercial Mortgage-Related Securities. Commercial mortgage-related securities issued by private entities are generally multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. They are subject to the credit risks of the issuer and of the underlying loans. These securities typically are structured to provide protection to investors in senior classes by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

Collateralized Mortgage Obligations. Collateralized mortgage obligations or "CMOs" are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:

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pass-through certificates issued or guaranteed by Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), or Federal Home Loan Mortgage Corporation ("Freddie Mac"),

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unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs,

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unsecuritized conventional mortgages,

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other mortgage-related securities, or

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any combination of these.

Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed-rate CMOs or floating rate CMOs.

Forward Rolls. In a "forward roll" transaction (also referred to as a "mortgage dollar roll"), an investor sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income in excess of the yield on the securities that have been sold.

During the period between the sale and the repurchase, the seller is not entitled to receive interest and principal payments on the securities that have been sold. It is also possible that the market value of the securities may decline below the repurchase price of the securities or that the counterparty might default in its obligations.

"Stripped" Mortgage-Related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or collateralized mortgage obligations.

The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

Bank Obligations. Bank obligations include time deposits, certificates of deposit, bankers' acceptances and other bank obligations that are fully insured by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC currently insures the deposits of member banks up to $250,000 per account. Bank obligations also include obligations issued or guaranteed by a domestic bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion, or obligations of a foreign bank with total assets of at least U.S. $1 billion. Those banks may include commercial banks, savings banks, and savings and loan associations that may or may not be members of the FDIC.

Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate. Time deposits may be subject to withdrawal notices and penalties.

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Bankers' acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

Bank obligations may have a limited market and may be deemed "illiquid" unless the obligation, including principal amount plus accrued interest, is payable within seven days after demand. Time deposits that are subject to withdrawal notices and penalties, other than those maturing in seven days or less, are also considered illiquid investments.

Money Market Instruments. Money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The investments of a fund that is classified as a "money market fund" must comply with the credit rating and other provisions of Rule 2a-7 under the Investment Company Act. To qualify as an "Eligible Security" under the Rule 2a-7 credit rating requirements, a security must: (a) have received a rating in one of the two highest short-term rating categories by any two "nationally recognized statistical rating organizations" as defined in Rule 2a-7 ("NRSRO"), or, if only one NRSRO has rated that security, have received a rating in one of the two highest short-term rating categories by that NRSRO; or (b) be guaranteed, and either that guarantee or the party providing that guarantee meets the requirements in (a); or (c) be an unrated security that is either issued by an issuer having another similar security that meets the above requirements, or is judged by the Sub-Adviser to be of comparable quality to investments that meet those requirements.

Derivatives and Hedging. Derivative instruments may be used for liquidity, for hedging purposes, to seek income or for other investment purposes. Some of the types of derivative instruments and hedging strategies the Fund may use are:

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"structured" notes

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swaps

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options

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futures contracts

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forward contracts

Derivatives can be used to attempt to hedge against declines in the market value of portfolio securities, to preserve unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. They can also be used to establish a position in the securities market as a temporary substitute for purchasing particular securities or to seek to benefit from an anticipated rise in their market value. In that case, the securities would normally be purchased and then the derivative position would be terminated. Hedging strategies are intended to reduce losses but they may also cause losses or limit gains if the hedging instrument or strategy does not perform as anticipated.

"Structured" Notes. "Structured" notes are specially-designed derivative debt instruments. The terms of the instrument may be "structured" by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, or a commodity or to the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.

Structured notes are subject to interest rate risk and are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the Fund might receive less interest than the stated coupon payment or receive less principal upon maturity of the structured note. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at an acceptable price.  In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of these notes over time.

Swaps. A "swap" is a contract under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at a specified date or dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap an asset for cash at only one forward date. Swap transactions may also have more than one period and therefore more than one exchange of assets. If the term of a swap is for more than one period, the purchaser may make payments at an adjustable or "floating" rate. With a floating rate fee, the payments are based on a rate such as the London Interbank Offered Rate ("LIBOR"), and are adjusted each period. If the LIBOR or other reference rate increased over the term of the swap, the fee would increase at each swap reset date.

Swap transactions with certain counterparties may be entered into pursuant to master netting agreements. A master netting agreement provides that all swaps done between the parties shall be regarded as parts of an integral agreement. On any date, the amounts payable to or from each party in respect to one or more swap transactions in the same currency will be combined and the parties will receive or be obligated to pay the net amount. A master netting agreement may also provide that if a party defaults on one swap, the other party can terminate all of the swaps with that counterparty. If there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each terminated swap (i.e., the mark-to-market value at the time of termination of each swap). The gains and losses on all swaps are netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally referred to as "aggregation."

Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as "LIBOR" for the right to receive fixed rate payments.

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Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk is the risk that the counterparty might default. If the counterparty defaults, the Fund may lose the net amount of contractual interest payments that it has not yet received.

Credit Default Swaps. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may be on a single issuer or on a basket of issuers. The purchaser of protection pays a fee during the life of the swap. Generally, if the Fund buys credit protection using a credit default swap, it will make fixed payments to the counterparty. If there is a credit event with respect to an issuer (bankruptcy, failure to timely pay interest or principal on its obligations, a restructuring or other specified occurrence) with respect to a credit default swap on which the Fund has purchased credit protection, the Fund will deliver the issuer's defaulted bonds and the swap counterparty will pay the par amount of the bonds. Alternatively, the credit default swap may be cash settled where the swap counterparty will pay the Fund the difference between the par value and the market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by that issuer, and the fixed payments are then made on the reduced notional amount.

Selling credit protection in a credit default swap increases the exposure to the specific issuer. If the Fund sells credit protection using a credit default swap, generally the Fund will receive fixed payments from the counterparty, and if a credit event occurs with respect to the issuer, the swap counterparty will deliver the issuer's defaulted bonds and the Fund will pay the counterparty the par amount. Alternatively, the credit default swap may be cash settled where the Fund will pay the swap counterparty the difference between the par value and market value of the defaulted bonds. If the swap is on a basket of issuers, the notional amount of the swap is reduced by the amount represented by the issuer, and the fixed payments are then made on the reduced notional amount.

Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money. Credit default swaps are also subject to the risk that the Fund will not properly assess the risk of the underlying issuer. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

The Fund may also invest in credit default swap index products (sometimes referred to as a CDX index). A CDX index is an equally-weighted credit default swap index. The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market such as North American investment grade, high volatility investment grade, below investment grade, as well as emerging markets, and provide investors with exposure to specific "baskets" of issuers of bonds or loans. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the "equity tranche" as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.

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Total Return Swaps. Total return swap agreements may be used to gain exposure to price changes in an overall market or an asset. In a total return swap, the purchaser will receive the income generated by and/or the price appreciation of an index, a portion of an index, or a single asset in exchange for paying an agreed-upon fee.

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Volatility Swaps. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. For example, to hedge the risk that the value of an asset held by the Fund may fluctuate significantly over the Fund's period of investment, the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of the asset over a specified time period is greater than a volatility rate agreed at the outset of the swap. Alternatively, if the Sub-Adviser believes that a particular security, currency, index or other financial instrument will demonstrate more (or less) volatility over a period than the market's general expectation, to seek to increase investment return the Fund might enter into a volatility swap pursuant to which it will receive a payment from the counterparty if the actual volatility of that underlying instrument over the period is more (or less) than the volatility rate agreed at the outset of the swap.

Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Sub-Adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the Sub-Adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap.

Swaptions.  A swaption is a contract that gives the holder the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. In return, the purchaser pays a "premium" to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Risks of Swap Transactions . Swaps involve the risk that the value of the instrument will not perform as expected. Swaps also involve credit risk, which is the risk that the counterparty might default. If the counterparty defaults, the purchaser might lose the amount of any contractual payments that it has not received. The Sub-Adviser will monitor the creditworthiness of counterparties to swap transactions on an ongoing basis. The Fund's successful use of swap agreements is dependent upon the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap

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agreements may effectively add leverage to the Fund's portfolio because the Fund would be subject to investment exposure on the notional amount of the swap.

Under financial reform legislation currently being implemented, certain types of swaps are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse, which may affect counterparty risk and other risks faced by the Fund, and could result in increased margin requirements and costs for the Fund. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a clearinghouse, and the Fund faces the clearinghouse by means of a Fund account with a futures commission merchant that is a member of the clearinghouse. Because the regulations regarding cleared swaps have not yet been fully implemented, the scope of potential risks, including risks relating to the use of clearinghouses and futures commission merchants, is unclear.

Options.  Options may be exchange-traded or over-the-counter and include securities options, index options, currency options, commodities options, and options on futures.

The Fund may use options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this SAI.

Put and Call Options.  Put options (sometimes referred to as "puts") give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as "calls") give the holder the right to buy an asset at an agreed-upon price.

Selling Covered Call Options.  If the Fund sells ("writes") a call option, it must be "covered." That means that while the call option is outstanding, the Fund must either own the security subject to the call, or, for certain types of call options, identify liquid assets on its books that would enable it to fulfill its obligations if the option were exercised.

A call option on a security is an agreement by the seller to sell an underlying security to the call purchaser at a fixed price (the "exercise price") regardless of changes in the market price of that security during a call period. Call options are sold for a cash payment (a premium). The exercise price is usually higher than the price of the security at the time the call is sold. The seller bears the risk that the price of the underlying security may increase during the call period, requiring it to sell the security for less than the market value at the time. That risk may be offset to some extent by the premium the seller receives. If the market value of the security does not rise above the exercise price during the call period, the call generally will not be exercised. In that case the seller realizes a profit from the cash premium it received. Any such profits earned by the Fund are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed to shareholders.

A call on a securities index is also sold for a cash premium. If the buyer exercises an index call option, the seller is required to pay an amount equal to the difference between the market value of the index and the exercise price, multiplied by a specified factor. If the value of the underlying index does not rise above the call price, it is unlikely that the call will be exercised. In that case the seller would keep the cash premium without being obligated to make any payments to the purchaser of the call.

The Fund's custodian bank, or a securities depository acting for the custodian bank, may act through the Options Clearing Corporation as the escrow agent for securities that are subject to a call option the Fund has sold. The Options Clearing Corporation will only release those securities when the call option expires or when the Fund enters into a closing transaction. No margin is required for those transactions.

When the Fund sells an over-the-counter ("OTC") call option, it will typically enter into an arrangement with a securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the amount that the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

To terminate its obligation on an OTC call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised. The Fund will realize a profit or loss, depending upon whether the premium received on the call is more or less than the amount of the option transaction costs and the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain both the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed by the Fund.

A call on a futures contract may be sold without owning the futures contract or securities deliverable under the contract. To do so, at the time the call must be covered by identifying an equivalent dollar amount of liquid assets. If the value of the segregated assets drops below 100% of the current value of the future, additional liquid assets must be identified. Because of this requirement, in no circumstances would an exercise notice as to that future require delivery on a futures contract. It would simply create a short futures position, which is permitted by applicable hedging policies.

Selling Put Options. A put option on a security or a securities index gives the purchaser the right, during the option period, to sell the underlying investment to the seller at the exercise price. When selling (writing) a put option on a security, the option must be covered by the Fund by identifying liquid assets with a value equal to or greater than the exercise price of the put option, to secure the obligation. In this case the Fund forgoes the opportunity to invest, sell or write calls against the identified assets.

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The seller of a put is obligated to buy the underlying investment at the exercise price even if the market value of the investment falls below that price. If the price of the underlying investment remains higher than the exercise price, it is unlikely that a put option would be exercised. If a put option is not exercised, the seller would realize a gain of the amount of the premium received less the transaction costs incurred. If the put is exercised, the exercise price will usually exceed the market value of the underlying investment at that time. In that case, the seller could incur a loss. If the underlying investment is resold at that time, the loss would be equal to the exercise price and any transaction costs minus the amount of the premium received and the amount the seller received from the resale of the underlying investment. Settlement of a put on an index is in cash rather than by delivery of the underlying investment. Any profits earned by the Fund from writing put options are considered short-term capital gains for federal income tax purposes, and are taxable as ordinary income when distributed to shareholders.

Purchasing Call Options. A call option may be purchased by the Fund to seek to benefit from an anticipated rise in a particular security or in a securities index. The purchaser pays a premium for a call option. The purchaser then has the right to buy the underlying investment during the call period at a fixed exercise price. The purchaser benefits only if, during the call period, the market price of the underlying investment rises above the exercise price plus the transaction costs and the premium paid for the call or if the call option is resold at a profit. If the purchaser does not exercise the call option or resell it (whether or not at a profit), the option becomes worthless on its expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realized any gain on the transaction.

Settlement of a call on an index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on changes to the prices of the securities that make up the index.

Purchasing Put Options. A put on a security or securities index may be purchased by the Fund to attempt to protect against a decline (below the exercise price) in the value of the underlying investment. The purchaser pays a premium for the right to sell the underlying investment at a fixed exercise price during the put period. If the market price of the underlying investment remains above or equal to the exercise price, the put will generally not be exercised or resold and will become worthless on the expiration date. In that case the purchaser will have lost the amount it paid as a premium and not realize any benefit from the right to sell the underlying investment. If the purchaser resells a put prior to its expiration date, it may or may not realize a profit on that sale.

A put may also be purchased on an investment the buyer does not own. That would permit the purchaser to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment remains above or equal to the exercise price, the put would generally not be exercised and would become worthless on its expiration date.

Settlement of a put on a securities index is in cash rather than by delivery of the underlying investment. Gain or loss on the transaction would depend on the changes to the prices of the securities that make up the index.

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Buying and Selling Options on Foreign Currencies. Put and call options on foreign currencies include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or that are quoted by major recognized dealers in such options. The Fund can buy and sell exchange-traded and over-the-counter put options and call options on foreign currencies. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

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If the Sub-Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Sub-Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

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A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

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The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

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Put and Call Options on Futures. A call on a futures contract may be sold by the Fund without owning the futures contract or securities deliverable under the contract. The call is covered by the Fund by identifying an equivalent dollar amount of liquid assets at the time the call is sold. If the value of the segregated assets drops below 100% of the current market value of the future, the Fund will identify additional liquid assets on its books. Therefore, the receipt of an exercise notice by the Fund as to a future would not require the delivery of the futures contract under any circumstances. It would, however, put the Fund in a short futures position, which is permitted under applicable hedging policies.

A put option on a future may be purchased by the Fund to attempt to protect against a decline (below the exercise price) in the value of the underlying investment during the put period. If, because the market price of the underlying investment remains above or equal to the exercise price, the put is not exercised or resold, it becomes worthless on the expiration date. In that case the

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purchaser will have lost the amount it paid as a premium and not realized any benefit from the right to sell the underlying investment. If the purchaser resells the put prior to its expiration, it may or may not realize a profit on that resale.

A put option may also be purchased by the Fund on a future it does not own. That would permit the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

Closing Transactions. To close out a call option it has sold, the Fund may buy a corresponding call option or it may sell a put option that it had previously bought to close out that transaction. These transactions are referred to as "closing transactions." If the seller cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

The seller may also use a closing transaction for a put option it has sold, either to realize a profit or to avoid purchasing the underlying security. A closing transaction would also permit the Fund to sell the security or to sell another put option on the security. The seller may only terminate a put option before it receives an exercise notice. The seller cannot effect a closing purchase transaction once an exercise notice has been assigned.

If the premium the seller received on the option it sold was more than the price of the option to close out the transaction plus the transaction costs, the seller will realize a profit. If those costs are more than that amount, it will realize a loss. Any profits on closing transactions are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed to shareholders. Gain or loss on an option on an index or a future would depend on changes in the prices of the securities that make up the index or changes in the price of the underlying investment or the futures markets generally. If, due to the lack of a market, the seller cannot buy an option to close out an option it has sold, it will need to hold the option until it expires or is exercised.

When the Fund sells an over-the-counter ("OTC") option, it will typically enter into an arrangement with a securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the amount that the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

To terminate its obligation on an OTC call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised. The Fund will realize a profit or loss, depending upon whether the premium received on the call is more or less than the amount of the option transaction costs and the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain both the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes and are taxable as ordinary income when distributed by the Fund.

Futures. Futures contracts are used to buy or sell an asset or a non-asset reference for future delivery at a fixed price. The Fund can buy and sell futures contracts that relate to debt securities (these are referred to as "interest rate futures"), broadly-based securities indices ("stock index futures" and "bond index futures"), foreign currencies, commodities and an individual stock ("single stock futures").

The Fund may use futures for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this SAI.

These futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded. No money is paid or received on the purchase or sale of a future. Upon entering into a futures transaction, the purchaser is required to deposit an initial margin payment for the futures commission merchant (the "futures broker"). The initial margin payment will be deposited with the custodian bank in an account, registered in the futures broker's name, that the futures broker can gain access to only under specified conditions. As the future is marked-to-market (that is, its value on the books is changed to reflect changes in its market value), subsequent margin payments, called variation margin, will be paid to or from the futures broker daily.

At any time prior to expiration of the future, the purchaser may elect to close out its position, at which time a final determination of variation margin is made and any cash in the margin account must be paid or released. The purchaser then realizes any loss or gain on the futures transaction for tax purposes.

Interest Rate Futures. An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

Stock Index Futures. A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. The buyer or seller of a stock index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index's value in response to the changes in the relative values of the underlying stocks that are included in the index over the term of the contract. A stock index cannot be purchased or sold directly.

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Bond Index Futures. Bond index futures are contracts based on the future value of a basket of fixed-income securities that comprise the index. The seller or buyer of a bond index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index's value in response to the changes in the values of the fixed-income securities that are included in the index over the term of the contract. A bond index cannot be purchased or sold directly.

Financial Futures. Financial futures are based on the value of the basket of securities that comprise an index. These contracts obligate the buyer or seller to pay cash to settle the futures transaction, based on the fluctuation of the index's value in response to the change in the relative values of the underlying securities that are included in the index over the term of the contract. No delivery of the underlying securities is made to settle the futures contract. Either party may also settle the transaction by entering into an offsetting contract.

Commodity Futures. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

Futures Market Risk. The ordinary differences between prices in the cash markets and the futures markets are subject to distortions, due to differences in the nature of those markets.

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Participants in the futures market are subject to margin deposit and maintenance requirements that may cause investors to close futures contracts through offsetting transactions, distorting the normal market relationships.

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The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.

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Speculators may consider that deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause price distortions.

Options and Futures on Foreign Currencies. Put and call options and futures contracts on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.

Foreign Currency Forward Contracts. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price.  They are used to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases. Forward contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

Forward Contract Strategies. Under a forward contract, the Fund agrees to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. The costs of engaging in forward contracts varies depending on factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.

A forward contract might be used to provide for the purchase or sale of the amount of foreign currency involved in the purchase or sale of a security denominated in a foreign currency, or for dividend or interest payments that may be received in a foreign currency. This is called a "transaction hedge." The transaction hedge will protect against a loss from an adverse change in the currency exchange rates during the period between the date on which a security is purchased or sold or on which a payment is declared, and the date on which the payments are made or received. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities, but it does fix a rate of exchange in advance.

If it is anticipated that a foreign currency might suffer a substantial decline against the U.S. dollar, forward contracts to sell the foreign currency could be used to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." To try to protect against a substantial decline of the U.S. dollar against a foreign currency, a forward contract to buy that foreign currency for a fixed dollar amount could be used. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency the Fund believes will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities are denominated.

In some cases, at or before the maturity of a forward contract, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver, the Fund might have to sell some of the foreign currency on the spot market. There would be additional transaction costs for the spot market transactions in those cases.

Alternatively, the contractual obligation to deliver the currency may be offset by purchasing a second contract to obtain, on the same maturity date, the same amount of the currency as the currency obligation. Similarly, a forward contract purchase obligation

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may be closed out by entering into a second contract to sell the same amount of the same currency on the maturity date of the first contract. The gain or loss would be realized as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

Forward Contract Limitations. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or another currency that is the subject of the hedge). However, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. As one alternative, the Fund could purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund could purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. The Fund could also cover its short positions by identifying assets on its books equal to the aggregate amount of the Fund's commitment under forward contracts or the excess amount of those obligations.

Forward Contract Risks. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date a forward contract is entered into and the date it is sold. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing losses on those contracts and additional transaction costs. The use of forward contracts might reduce performance if there are unanticipated changes in currency prices.

Forward Contract Costs. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Foreign exchange dealers do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency at one rate, while offering a lower rate for purchasing that currency. In addition, the credit and performance risk of the relevant counterparty to the forward contract (e.g., a central clearing house counterparty or a bilateral agreement counterparty) must also be evaluated.

Selection Risk.  If the Sub-Adviser uses an option at the wrong time or judges market conditions incorrectly, or if the prices of its options positions are not correlated with its other investments, a hedging strategy may reduce returns or cause losses. If a covered call option is sold on an investment that increases in value, if the call is exercised, no gain will be realized on the increase in the investment's value above the call price. A put option on a security that does not decline in value will cost the amount of the purchase price and without providing any benefit if it cannot be resold.

Liquidity Risk. Losses might also be realized if a position could not be closed out because of illiquidity in the market for an option. An exchange traded option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

Leverage Risk. Premiums paid for options are small compared to the market value of the underlying investments. Consequently, options may involve large amounts of leverage, which could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

Correlation Risk. If the Fund sells futures or purchases puts on broadly-based indices or futures to attempt to protect against declines in the value of its portfolio securities, it may be subject to the risk that the prices of the futures or the applicable index will not correlate with the prices of those portfolio securities. For example, the market or the index might rise but the value of the hedged portfolio securities might decline. In that case, the Fund would lose money on the hedging instruments and also experience a decline in the value of the portfolio securities. Over time, however, the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which related hedging instruments are based.

The risk of imperfect correlation increases as the composition of the portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use a greater dollar amount of hedging instruments than the dollar amount of portfolio securities being hedged, particularly if the historical price volatility of the portfolio securities being hedged is more than the historical volatility of the applicable index.

Transaction Costs. Option activities might also affect portfolio turnover rates and brokerage commissions. The portfolio turnover rate might increase if the Fund is required to sell portfolio securities that are subject to call options it has sold or if it exercises put options it has bought. Although the decision to exercise a put it holds is within the Fund's control, holding a put might create an additional reason to purchase a security. There may also be a brokerage commission on each purchase or sale of a put or call option. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. A brokerage commission may also be paid for each purchase or sale of an underlying investment in connection with the exercise of a put or call.

Regulatory Aspects of Derivatives and Hedging Instruments. As a result of recent amendments to rules under the Commodity Exchange Act ("CEA") by the Commodity Futures Trading Commission ("CFTC"), the Manager must either operate within certain guidelines and restrictions with respect to the Fund's use of futures, options on such futures, commodity options and certain swaps, or be subject to registration with the CFTC as a "commodity pool operator" ("CPO") with respect to the Fund, and, upon the

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finalization of additional CFTC rules, be required to operate the Fund in compliance with certain disclosure, reporting, and recordkeeping requirements.

Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company that it advises uses futures contracts, options on such futures, commodity options and certain swaps solely for "bona fide hedging purposes," or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts.

While the Manager will be registered as a CPO under the CEA, the Manager currently intends to limit and monitor, consistent with internal compliance procedures, the Fund's use of futures, options on such futures, commodity options and certain swaps in order to permit the Fund to continue to claim an exemption under the CFTC rules. As such, with respect to the management of the Fund, the Manager will not be subject to the disclosure, reporting and recordkeeping requirements under the CFTC rules.

Financial reform legislation enacted in 2010 that is currently being implemented imposes execution and clearing requirements on certain types of over-the-counter derivatives, among other things. In a cleared derivatives transaction, the Fund's ultimate counterparty is a central derivatives clearing organization, or clearing house, rather than a bank or broker. The Fund will enter into cleared derivatives transactions with an executing broker. Such transactions then will be submitted for clearing and, if cleared, will be held in accounts at regulated futures commission merchants that are members of central clearing house counterparties. In contrast to bilateral derivatives transactions, cleared derivatives transactions are submitted for clearing to central clearing house counterparties immediately following execution of the agreement. Central clearing house counterparties and the members of such clearing houses generally can require termination of existing cleared derivatives transactions at any time, and can also require increases in margin above the margin that was required at the beginning of a transaction.

The Fund is also subject to the risk that, after entering into a cleared derivatives transaction, no futures commission merchant or clearing house counterparty is willing or able to clear the transaction on the Fund's behalf. In such an event, the Fund is likely to have to pay a termination amount to the executing broker. Further, the assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund's futures commission merchant or the clearing house counterparty, because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of the futures commission merchant's customers. Also, the Fund is subject to the risk that the futures commission merchant will use the Fund's assets, which are held in an omnibus account with assets belonging to the futures commission merchant's other customers, to satisfy payment obligations of a defaulting customer of the futures commission merchant to the clearing house counterparty. In addition, futures commission merchants generally provide to the clearing house counterparty the net amount of variation margin required for cleared derivatives for all customers in the aggregate, rather than the gross amount for each customer. The Fund is therefore subject to the risk that a clearing house counterparty will not make variation margin payments owed to the Fund if another customer of the futures commission merchant has suffered a loss and is in default. In cleared derivatives transactions, the Fund is also required to post initial as well as variation margin, thus increasing the cost of transacting in this type of instrument.

The ultimate impact of the 2010 financial reform legislation and related regulations remains unclear. New regulations could, among other things, restrict the Fund's ability to engage in, or increase the cost to the Fund of, derivatives transactions.

Asset Coverage for Certain Investments and Trading Practices. A Fund will segregate with its custodian or otherwise designate on its books and records liquid assets in an amount the Fund believes to be adequate to ensure that it has sufficient liquid assets to meet its obligations under its derivatives contracts, or the Fund may engage in other measures to "cover" its obligations with respect to such transactions. Depending upon the contractual terms of the derivatives instrument, the customary settlement practice associated with the derivative instrument and the instrument's liquidity, among other things, the amounts that are segregated or designated may be based on the notional (or contract) amount of the derivative or on the daily mark-to-market obligation under the derivatives contract. These amounts may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. With respect to less liquid derivative instruments (or in other situations in which the Sub-Adviser believes it necessary), a Fund may segregate amounts in addition to the amounts described above. By segregating or designating liquid assets equal to only the mark-to-market obligation under a derivatives contract, a Fund will have the ability to utilize these instruments to a greater extent than if the Fund segregated or designated liquid assets equal to the full market value of the underlying asset or the notional (or contract) amount of the instrument.

In certain circumstances, a Fund may enter into an offsetting position rather than segregating or designating liquid assets (e.g., the Fund may "cover" a written put option with a purchased put option with the same or higher exercise price). Although the Sub-Adviser will attempt to ensure that a Fund has sufficient liquid assets to meet its obligations under its derivative contracts, it is possible that the Fund's liquid assets may be insufficient to support such obligations under its derivatives positions.

Segregating or designating a large percentage of the Fund's liquid assets could impede the Sub-Adviser's ability to manage the Fund's portfolio. A Fund may modify its asset segregation policies from time to time.

Tax Aspects of Certain Derivatives and Hedging Instruments.   Futures contracts, non-equity options and certain foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Internal Revenue Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be

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marked-to-market for purposes of determining the excise tax potentially applicable to the Fund and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this mark-to-market treatment.

Certain forward contracts may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized on those positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

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gains or losses attributable to fluctuations in exchange rates that occur between the time interest or other receivables are accrued or expenses or other liabilities denominated in a foreign currency are accrued and the time the Fund actually collects such receivables or pays such liabilities, and

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gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of investment income available for distribution to its shareholders.

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Common Stock. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.

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     Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

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Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-cap companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

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Preferred Stock. Preferred stock are equity securities that have a dividend rate payable from the company's earnings. Their stated dividend rate causes preferred stock to have some characteristics of debt securities. If interest rates rise, the fixed dividend on preferred stock may be less attractive and the price of those securities will likely decline. If interest rates fall, their price will likely increase.

Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require that all, or a portion of, any unpaid dividends must be paid before the issuer can pay dividends on its common stock. "Participating" preferred stock may be entitled to a larger dividend than the stated dividend in certain cases. "Auction rate" preferred stock has a dividend rate that is set by a Dutch auction process.

Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates fall.

Preferred stock do not constitute a liability of the issuer and therefore do not offer the same degree of capital protection or assured income as debt securities. Preferred stock generally rank ahead of common stock and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy.

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Convertible Securities. Convertible securities are debt securities or preferred stocks that are convertible into the issuer's common stock or other equity securities. While many convertible securities are considered to be mainly debt securities, certain convertible securities are regarded more as "equity equivalents" because of their conversion feature. The market value of a convertible security reflects both its "investment value," which is its expected income potential, and its "conversion value," which is its anticipated market value if it were converted. If its investment value exceeds its conversion value, the security will generally behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If its conversion value exceeds its investment value, the security will generally behave more like an equity security. In that case, its price will tend to fluctuate with the price of the underlying common stock or other security.
Convertible debt securities, like other debt securities, are subject to credit risk and interest rate risk. Interest rate risk is the risk that when interest rates rise, the values of already-issued convertible debt securities generally fall. When interest rates fall, however, the values of already-issued convertible debt securities generally rise. Credit risk is the risk that the issuer of a security might not make principal or interest payments on the security when they are due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. The credit ratings of convertible securities generally have less impact on their price than the credit ratings of other debt securities. Convertible securities rank senior

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to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of an issuer's bankruptcy or liquidation.

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For convertible securities that are considered to be "equity equivalents," their credit quality generally has less impact on the security's value than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as "equity equivalents," a number of factors may be considered, including:

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whether the convertible security can be exchanged for a fixed number of shares of common stock of the issuer or is subject to a "cap" or a conversion formula or other type of limit;

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whether the convertible security can be exchanged at a time determined by the investor rather than by the issuer;

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whether the issuer of the convertible securities has restated its earnings per share on a fully diluted basis (that is, as if all of the issuer's convertible securities were converted into common stock); and

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the extent to which the convertible security may participate in any appreciation in the price of the issuer's common stock.

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Convertible securities generally sell at a premium over the value of the common stock into which they could be converted. If the Fund buys a convertible security at a premium, and the underlying common stock does not appreciate as expected, the Fund might not realize a gain on the security or may experience a loss.

The conversion feature of convertible securities generally causes the market value of convertible securities to increase when the value of the underlying common stock increases, and to fall when the stock price falls. However, convertible securities generally do not have the same potential for capital appreciation as the underlying stock and may not experience the same decline when the price of the underlying common stock declines. Convertible securities usually only decline to a level called their "investment value," which is approximately the value of a similar non-convertible debt security.

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Rights and Warrants. Rights and warrants may be purchased directly or may be acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than the price of the underlying security. Rights are similar to warrants, but normally have a shorter duration and are distributed directly by the issuer to its shareholders. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

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Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies. Investments in the securities of other investment companies can include open-end funds, closed-end funds, business development companies and unit investment trusts. Exchange-traded funds ("ETFs"), which are typically open-end funds or unit investment trusts, are listed on a stock exchange. These investments may provide a way to gain exposure to segments of the equity or fixed-income markets represented by the exchange-traded fund's portfolio at times when it is not possible to buy those portfolio securities directly.

Investing in another investment company may involve paying a substantial premium above the value of that investment company's portfolio securities. The Fund does not intend to invest in other investment companies unless the investment adviser believes that the potential benefits of an investment justify the expenses. As a shareholder of an investment company, the Fund would be subject to its ratable share of that company's expenses, including its advisory and administration expenses.  Investments in other investment companies are subject to limits set forth in the Investment Company Act.

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Illiquid and Restricted Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the policies and procedures established by the Board, the investment adviser determines the liquidity of portfolio investments. The holdings of illiquid and restricted securities are monitored on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Among the types of illiquid securities are repurchase agreements maturing in more than seven days.  Liquidity may dissipate at any time and there can be no assurance that the investment adviser's liquidity determinations will be correct or that a reduction in liquidity will not occur between the time such determination is made and an event prompting the Fund to sell a security.

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Restricted securities acquired through private placements have contractual restrictions on their public resale that might limit the ability to value or to dispose of the securities and might lower the price that could be realized on a sale. To sell a restricted security that is not registered under applicable securities laws, the security might need to be registered. The expense of registering restricted securities may be negotiated with the issuer at the time of purchase. If the securities must be registered in order to be sold, a significant period may elapse between the time the decision is made to sell the security and the time the security is registered. There is a risk of downward price fluctuation during that period.

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Limitations that apply to purchases of restricted securities do not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the investment adviser under the policies and procedures. Those guidelines take into account the trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, holdings of that security may be considered to be illiquid.

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Liquidity Facility. The Fund can participate in a program offered by ReFlow, LLC ("ReFlow") which provides additional liquidity to help the Fund meet shareholder redemptions without having to liquidate portfolio securities or borrow money, each of which imposes certain costs on the Fund. ReFlow is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing the Fund's costs and cash flow disruptions (compared to selling portfolio securities or other liquidity

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facilities such as a line of credit) and allowing the Fund to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase Fund shares, at the Fund's closing net asset value, equal to the amount of the Fund's net redemptions on any given day. On subsequent days when the Fund experiences net subscriptions, ReFlow redeems its holdings at the Fund's net asset value on that day. When the Fund participates in the ReFlow program, it pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that ReFlow will have sufficient funds available to meet the Fund's liquidity needs on a particular day and ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund.

Loans of Portfolio Securities. Securities lending pursuant to a Securities Lending Agency Agreement (the "Securities Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending ("Goldman Sachs"), may be used to attempt to increase income. Loans of portfolio securities must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of any loans must also meet applicable tests under the Internal Revenue Code.

There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Sub-Adviser, in its capacity as the Fund's collateral administrator, may invest that cash in certain high quality, short-term investments, including in money market funds advised by the Manager. The Fund will be subject to its proportional share of the expenses of such money market funds, including the advisory fee payable to the Manager or its affiliate as adviser to such funds. The Sub-Adviser may charge a collateral administration fee of 0.08% on the value of cash collateral invested in other securities. All of the Fund's collateral investments must comply with its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Sub-Adviser determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

The Fund limits loans of portfolio securities to not more than 25% of its net assets.

Under applicable regulatory requirements (which are subject to change), collateral for any securities loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The Fund would receive a percentage of all annual income, net of rebates to the Borrower, from any securities lending transactions.

There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. The terms of any loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, or if the Sub-Adviser believes it is otherwise appropriate to reduce holdings in the Fund's principal investments, the Fund can invest in other types of securities for defensive purposes. It can also purchase these types of securities for liquidity purposes to meet cash needs due to the redemption of shares, or to hold while waiting to invest cash received from the sale of its shares or portfolio securities.

These temporary defensive investments can include: (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated in the highest category by an established nationally recognized statistical rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; (vi) repurchase agreements; and (vii) shares of Oppenheimer Institutional Money Market Fund.

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Portfolio Turnover. "Portfolio turnover" describes the rate at which a Fund traded its portfolio securities during its last fiscal year. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The portfolio turnover rate will fluctuate from year to year.

Increased portfolio turnover creates higher brokerage and transaction costs for a Fund, which could reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since a Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

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Investment Restrictions

Diversification. The Fund is classified as a "diversified" fund under the Investment Company Act. Currently, under the Investment Company Act a "diversified" fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund's total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.

Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

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67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or

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more than 50% of the outstanding shares.

The Fund's investment objective is not a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

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The Fund cannot issue "senior securities," except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities & Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities & Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities & Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities & Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities & Exchange Commission, its staff, or other authority with appropriate jurisdiction.

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The Fund may not make any investment if, as a result, the Fund's investments will be concentrated in any one industry, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities & Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund's investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

The following is only a brief summary of certain current limitations imposed on investment companies by the Investment Company Act and certain rules and interpretations thereunder, and is not a complete description of such limits. The discussion below is based on current law, regulations and administrative interpretations. Those laws, regulations and administrative interpretations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

The Investment Company Act prohibits a fund from issuing "senior securities," which are generally defined as fund obligations that have a priority over the fund's shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.

Currently, under the Investment Company Act, and an Oppenheimer funds' exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets from any person for temporary purposes. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

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Under the Investment Company Act, a fund currently cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio.

The Investment Company Act does not prohibit a fund from owning real estate, commodities or contracts related to commodities. The extent to which the Fund can invest in real estate and/or commodities or contracts related to commodities is set out in the investment strategies described in the Prospectus and this SAI.

Current SEC staff interpretations under the Investment Company Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

The Investment Company Act does not define what constitutes "concentration" in an industry.  However, the SEC has taken the position that investment of more than 25% of a fund's total assets in issuers in the same industry constitutes concentration in that industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies; however, securities issued by any one foreign government are considered to be part of a single "industry."

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Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board without shareholder approval.

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The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

For purposes of the Fund's policy with respect to concentration, described above, the Fund has adopted an industry classification that is not a fundamental policy.

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The Subsidiary will also follow the Fund's fundamental and non-fundamental investment restrictions, described above, with respect to its investments.

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Disclosure of Portfolio Holdings

While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager/Sub-Adviser, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager/Sub-Adviser and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in accordance with the Fund's, the Manager's/Sub-Adviser's, the Distributor's and the Transfer Agent's policies and procedures regarding dissemination of information about the Fund's portfolio holdings.

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Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its annual and semi-annual reports to shareholders and in its Schedule of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website (at www.oppenheimerfunds.com) no sooner than 30 days

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after the end of each calendar month. The top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds website with a 15-day delay. The Fund may delay posting its holdings, post a smaller list of holdings (e.g., the top 10 or top 15 portfolio holdings), or may not post any holdings, if the Manager/Sub-Adviser believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed 15 days after the end of each calendar month.

The Fund's portfolio holdings information (which may include information on the Fund's entire portfolio of individual securities therein) positions may be released to the following categories of individuals or entities pursuant to ongoing arrangements, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and will not use such information in any way that is detrimental to the Manager, its affiliates and the Fund or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Sub-Adviser, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information. For the categories of individuals and entities described below that have ongoing arrangements to receive portfolio holdings information, such information may be furnished as often as appropriate for the purpose for which it is being provided, which may be as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

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Employees of the Fund's Manager, the Sub-Adviser, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);

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The Fund's independent registered public accounting firm;

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Members of the Fund's Board and the Board's legal counsel;

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The Fund's custodian bank;

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The Fund's financial printers;

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A proxy voting service designated by the Fund and its Board (Institutional Shareholder Services Inc.);

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Rating/ranking organizations (Lipper, Inc. and Morningstar, Inc.);

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Portfolio pricing services retained by the Manager/Sub-Adviser to provide portfolio security prices (Bank of America Merrill Lynch, Securities Quote Xchange LLC,  Bloomberg Finance L.P., Interactive Data Pricing and Reference Data LLC, ITG Inc., Markit North America, Inc., Pluris Valuation Advisors LLC, Pricing Direct Inc., Prism Valuation Inc., Standard & Poor's Securities Evaluation, Inc., and Thomson Reuters (Markets) LLC); and

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Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds (to prepare their financial statements and analysis).

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Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

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The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

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Senior officers in the Manager's/Sub-Adviser's Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and

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Before receiving the data, the third-party recipient must sign a portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to use such information in any way that is detrimental to the Manager, its affiliates and the Fund.

Portfolio holdings may be disclosed for legitimate business purposes to brokers and dealers for purposes of providing portfolio analytic services, in connection with portfolio transactions (purchases and sales), and to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services). Portfolio holdings also may be disclosed for legitimate business purposes to consultants for pension plans that invest in Oppenheimer funds and sponsors of 401(k) plans that include Oppenheimer funds.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager/Sub-Adviser or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

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Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;

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Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);

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To potential sub-advisers of portfolios (pursuant to confidentiality agreements);

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To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements); and

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Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

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Portfolio managers and analysts may, subject to the Manager's/Sub-Adviser's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager/Sub-Adviser, Distributor, and Transfer Agent shall oversee the compliance by the Manager/Sub-Adviser, Distributor, Transfer Agent, and their personnel with applicable policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Sub-Adviser and the Fund have entered into ongoing arrangements, in addition to those described above, to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

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Bloomberg L.P.	FactSet Research Systems Inc.	Sungard Investment Systems, LLC
Brown Brothers Harriman & Co.	MSCI Inc.	The Yield Book Inc.
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How the Fund is Managed

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Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as Oppenheimer Global High Yield Fund, a Delaware statutory trust, on September 15, 2011. Prior to its effectiveness with the SEC and availability for sale, the Fund briefly changed its name to Oppenheimer High Yield Opportunities Fund on November 16, 2011. The Fund changed its name again on August 20, 2013 to Oppenheimer Global High Yield Fund.

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Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

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create new series and classes of shares;

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reclassify unissued shares into additional series and classes;

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divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund; and

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terminate any class of shares.

The Fund currently has five classes of shares: Class A, Class C, Class R, Class Y and Class I. All classes invest in the same investment portfolio. Each class of shares:

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has its own dividends and distributions;

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pays certain expenses which may be different for the different classes;

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will generally have a different net asset value;

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will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and

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votes as a class on matters that affect that class alone.

Each share of each class:

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represents an interest in the Fund proportionately equal to the interest of each other share of the same class;

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is freely transferable;

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has one vote at shareholder meetings, with fractional shares voting proportionally;

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may be voted in person or by proxy at shareholder meetings; and

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does not have cumulative voting rights, preemptive rights or subscription rights.

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Class R Share (formerly Class N Share) Availability.

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Class R shares may be purchased by retirement plans and accounts, such as traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans, Single K plans, Profit-Sharing Plans, Money Purchase Pension Plans; plans under Section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code; and qualified or non-qualified retirement plans or accounts or deferred compensation plans for employees or other organized groups of persons.

Effective July 1, 2014, Class N shares of Oppenheimer funds were renamed Class R shares.

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Class Y Share Availability.

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Class Y shares are not available directly to individual investors, except for eligible employees (defined below). Class Y shares are sold at net asset value per share without an initial sales charge, and are available only to:

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Wrap fee-based programs and fee-based clients of a broker, dealer, registered investment advisor or other financial intermediary;

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"Institutional investors" which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices; and

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Eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, subject to the requirement to receive Fund documents electronically through eDocs Direct.

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Individual shareholders who hold Class Y shares through retirement plans or financial intermediaries will not be eligible to hold Class Y shares outside of their respective retirement plan or financial intermediary platform.

Voluntary Conversion to Class Y Shares. For shareholders who currently hold other classes of Fund shares, but are authorized to purchase Class Y shares, those shareholders can convert their eligible existing shares to Class Y shares of the Fund either through their financial intermediary or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge ("CDSC") are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

Class I Share Availability.

Class I shares are not available directly to individual investors. They are only available to eligible institutional investors. To be eligible to purchase Class I shares, an investor must:

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make a minimum initial investment of $5 million or more per account (waived for retirement plan service provider platforms);

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trade through an omnibus, trust, or similar pooled account; and

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be an "institutional investor" which may include corporations; trust companies; endowments and foundations; defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans; retirement plan platforms; insurance companies; registered investment advisor firms; registered investment companies; bank trusts; college savings programs; and family offices.

No commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called "finder's fees," administrative fees or other similar fees will be paid with respect to Class I shares. The Fund, at its discretion, reserves the right to waive the minimum initial investment and minimum balance requirements for investment companies advised or subadvised by the Manager or an affiliate of the Manager.

Voluntary Conversion to Class I Shares. Shareholders who currently hold other classes of Fund shares but are eligible to purchase Class I shares can convert their eligible existing shares to Class I shares of the Fund either through their financial intermediary or by submitting an application to the Transfer Agent. Shares of another share class that are subject to a contingent deferred sales charge, commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called "finders fees," administrative fees or other similar fees are not eligible to convert to Class I shares. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, this voluntary conversion to Class I shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

Involuntary Conversion of Class I Shares. If a Class I share account balance falls below $2.5 million, the investor will be notified that the account is below the required minimum balance. If the account remains below $2.5 million for more than six consecutive months after such notification, the account may be involuntarily redeemed or converted into a Class Y share account. This policy does not apply to accounts for which the minimum initial investment is waived.

Individual shareholders who purchase Class I shares through retirement plans or financial intermediaries will not be eligible to hold Class I shares outside of their respective retirement plan or financial intermediary platform.

Shareholder and Trustee Liability; Shareholder Meetings. Under Delaware law and the Fund's Declaration of Trust, Fund shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Under Delaware law and the Fund's Declaration of Trust, Trustees are not personally liable to any person for any obligations of the Fund. Therefore a shareholder or Trustee of the Fund generally will not be subject to personal liability for Fund obligations. The risk that a Fund shareholder or Trustee will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Fund's Declaration of Trust.

As a Delaware statutory trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time.

Board of Trustees and Oversight Committees

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The Fund is governed by a Board of Trustees, which is responsible for overseeing the Fund. The Board is led by Sam Freedman, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act. The Board meets periodically throughout the year to oversee the Fund's activities, including to review its performance, oversee potential conflicts that could affect the Fund, and review the actions of the Manager and Sub-Adviser. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including the Manager and Sub-Adviser, internal auditors, the Fund's Chief Compliance Officer, the Fund's outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

The Board has an Audit Committee, a Review Committee and a Governance Committee. Each of the Committees is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees"). The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Fund because it allocates areas of responsibility among the committees in a manner that enhances the Board's oversight.

During the Fund's fiscal year ended May 31, 2014, the Audit Committee held 4 meetings, the Review Committee held 4 meetings and the Governance Committee held 2 meetings.

The members of the Audit Committee are F. William Marshall, Jr. (Chairman), Jon S. Fossel, Karen L. Stuckey and James D. Vaughn. The Audit Committee selects the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation on certain investments.

The members of the Review Committee are Richard F. Grabish (Chairman), Beverly L. Hamilton, Victoria J. Herget and Robert J. Malone. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reviews Fund performance and expenses as well as oversees several of the Fund's principal service providers and certain policies and procedures of the Fund. The Review Committee also reviews certain reports from and meets periodically with the Fund's Chief Compliance Officer.

The members of the Governance Committee are Beverly L. Hamilton (Chairman), Richard F. Grabish, Victoria J. Herget, Robert J. Malone, F. William Marshall, Jr., Karen L. Stuckey and James D. Vaughn. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees Fund governance and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board's diversity. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustee it will recommend to the Board and the shareholders and it may identify candidates other than those submitted by shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address on the front cover of this SAI.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee of the Fund.

Each Independent Trustee has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Fund

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Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees of the following Oppenheimer funds (referred to as "Denver Board Funds"):

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Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Corporate Bond Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Integrity Funds:
Oppenheimer Core Bond Fund
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund /VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA
Oppenheimer Ultra-Short Duration Fund
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Messrs. Edwards, Gabinet, Kelly, Kennedy, Lee, Legg, Mata, O'Donnell, Steinmetz and Wixted and Mss. Bloomberg, Burley, Kantesaria, LaFond, Miller, Picciotto, and Sexton, who are officers of the Fund, hold the same positions with one or more of the other Denver Board Funds.

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Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares. Such purchases of Class A shares or Class Y shares are subject to the requirement to receive Fund documents electronically through eDocs Direct.

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As of ___________, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

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The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, Sub-Adviser and its subsidiaries, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager, Sub-Adviser or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Fund in the following capacities from the following dates:
Independent Trustees	Position(s)	Length of Service
Sam Freedman	Board Chairman	Since 2013
	Trustee	Since 2011
Jon S. Fossel	Trustee	Since 2011
Richard F. Grabish	Trustee	Since 2011
Beverly L. Hamilton	Trustee	Since 2011
Victoria J. Herget	Trustee	Since 2012
Robert J. Malone	Trustee	Since 2011
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31

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F. William Marshall, Jr.	Trustee	Since 2011
Karen L. Stuckey	Trustee	Since 2012
James D. Vaughn	Trustee	Since 2012
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2015

Independent Trustees
Name, Year of Birth, Position(s)	Principal Occupations(s) During the Past 5 Years; Other Trusteeship Held	Portfolios Overseen in Fund Complex
Sam Freedman (1940) Chairman of the Board of Trustees	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Sub-Adviser and with subsidiary or affiliated companies of the Sub-Adviser (until October 1994). Mr. Freedman has served on the Boards of certain Oppenheimer funds since 1996, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	38
Jon S. Fossel (1942) Trustee

Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (since 2005); Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Sub-Adviser; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Sub-Adviser), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		38
Richard F. Grabish (1948) Trustee

Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		38
Beverly L. Hamilton (1946) Trustee

Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005); Vice Chairman (2006-2009) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		38

32

Victoria J. Herget (1951) Trustee

Board Chair (2008-Present) and Director (2004-Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006-2009) and Chicago City Day School (K-8 School) (1994-2005). Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

38
Robert J. Malone (1944) Trustee

Chairman - Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (since 2012) and Director (since August 2005) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003-January 2015); Board of Directors of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991 and Trustee (1984-1999) of Young Presidents Organization. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.

38
F. William Marshall, Jr. (1942) Trustee

Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996), MML Series Investment Fund (investment company) (since 1996) and Mass Mutual Premier Funds (investment company) (since January 2012); President and Treasurer of the SIS Fund (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

42 *
Karen L. Stuckey (1953) Trustee

Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006) and member of Executive, Nominating and Audit Committees and Chair of Finance Committee of Lehigh University; and member, Women's Investment Management Forum (professional organization) since inception. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

38

33

James D. Vaughn (1945) Trustee

Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

38
*

Includes four open-end investment companies: MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II. In accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select Funds and MML Series Investment Fund are included in the "Fund Complex." OFI Global Asset Management, Inc. does not consider MassMutual Select Funds, MML Series Investment Fund, MassMutual Premier Funds and MML Series Investment Fund II to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.


34


Mr. Steinmetz is an "Interested Trustee" because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as Chairman and director of the Sub-Adviser and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz's address is 225 Liberty Street, 11th Floor, New York, New York 10281-1008.


Interested Trustee and Officer
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958) Trustee

Chairman of the Sub-Adviser (since January 2015); CEO and Chairman of the Manager (since July 2014), President of the Manager (since May 2013), a Director of the Manager (since January 2013), Director of the Sub-Adviser (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (the Sub-Adviser's parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013-December 2013); Executive Vice President of the Manager (January 2013-May 2013); Chief Investment Officer of the Sub-Adviser (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of the Sub-Adviser (April 2009-October 2010); Executive Vice President of the Sub-Adviser (October 2009-December 2012); Director of Fixed Income of the Sub-Adviser (January 2009-April 2009); and a Senior Vice President of the Sub-Adviser (March 1993-September 2009).

___

The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Gabinet, Kelly, Lee, and Mata, and Mss. Bloomberg, Kantesaria, Picciotto, and Sexton, 225 Liberty Street, New York, New York 10281, for Messrs. Kennedy, Legg, O'Donnell, and Wixted and Mss. Burley, LaFond and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112. Each officer serves for an indefinite term until his or her successor is elected and has qualified, or until his or her resignation, retirement, death or removal.


Each of the Officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Michael Mata	Vice President	Since 2015
Young-Sup Lee	Vice President	Since 2013
Chris Kelly	Vice President	Since 2015
Mary Ann Picciotto	Chief Compliance Officer and Chief Anti-Money Laundering Officer	Since 2014
Jennifer Sexton	Vice President and Chief Business Officer	Since 2014
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 2011
Julie Burley	Assistant Treasurer	Since 2013
James A. Kennedy	Assistant Treasurer	Since 2011
Jan Miller	Assistant Treasurer	Since 2013
Mathew O'Donnell	Assistant Treasurer	Since 2013
Arthur S. Gabinet	Secretary and Chief Legal Officer	Since 2011
Lisa I. Bloomberg	Assistant Secretary	Since 2011
Taylor V. Edwards	Assistant Secretary	Since 2011
Randy G. Legg	Assistant Secretary	Since 2011
Amee Kantesaria	Assistant Secretary	Since 2012
Gloria J. LaFond	Blue Sky Officer	Since 2011

35

Other Officers of the Fund
Name, Year of Birth, Position(s)	Principal Occupation(s) During the Last 5 Years	Portfolios Overseen in Fund Complex
Michael Mata (1963), Vice President	Senior Vice President of the Sub-Adviser and the Head of Multi-Sector Fixed Income (since July 2014). Portfolio manager with ING Investment Management and Head of Multi-Sector Fixed-Income (August 2004-December 2013), managing the Global Bond and Core Plus strategies and the macro and quantitative research teams, along with the emerging markets sovereign team. Senior Vice President and Senior Risk Manager at Putnam Investments (March 2000-August 2004) and a Vice President and Risk Manager for Fixed Income Trading at Lehman Brothers (September 1994-March 2000).	3
Young-Sup Lee (1964), Vice President	Vice President and Senior Research Analyst of the Sub-Adviser (since April 2009) and co-Team Leader for the Sub-Adviser's Investment Grade Fixed Income Team (since January 2014). A member of the Sub-Adviser's Investment Grade Fixed Income Team (April 2009-January 2014). Vice President and quantitative research analyst for the fixed income credit strategy team at Morgan Stanley (July 1996-July 2008).	2
Chris Kelly (1967), Vice President	Vice President and Portfolio Manager of the Sub-Adviser since March 2015 and Co-Head of the Global Debt Team since March 2015. Prior to joining the Sub-Adviser, Mr. Kelly was at BlackRock Inc., where he was Deputy Head of Emerging Markets Fixed Income from June 2012 to January 2015. Mr. Kelly was also a portfolio manager and Deputy Chief Investment Officer of Emerging Markets at Fisher Francis Trees and Watts, a BNP Paribas Investment Partner, from February 2008 to April 2012.	2

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer

Senior Vice President and Chief Compliance Officer of the Manager (since March 2014); Chief Compliance Officer of the Sub-Adviser, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014).

		91
Jennifer Sexton (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of the Sub-Adviser (January 1998-March 2006); Assistant Vice President of the Sub-Adviser (October 1991-December 1998).	91
Brian W. Wixted (1959) Treasurer and Principal Financial and Accounting Officer

Senior Vice President of the Manager (since January 2013); Treasurer of the Sub-Adviser, HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Global Institutional, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by the Sub-Adviser) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Global Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008).

		91
Julie Burley (1981) Assistant Treasurer	Vice President of the Manager (since October 2013). Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).	91
James A. Kennedy (1958) Assistant Treasurer	Senior Vice President of the Manager (since January 2013); Senior Vice President of the Sub-Adviser (September 2006-December 2012).	91
Jan Miller (1963) Assistant Treasurer	Vice President of the Manager (since January 2014); Assistant Vice President of the Manager (January 2013-January 2014); Assistant Vice President of the Sub-Adviser (2005-December 2012); Assistant Vice President in the Sub-Adviser's Fund Accounting department (November 2004 to March 2006).	91

36

Mathew O'Donnell (1967) Assistant Treasurer	Vice President of the Manager (since January 2013); Vice President of the Sub-Adviser (January 2008-December 2012); Accounting Policy Director of the Sub-Adviser (May 2007-March 2012).	91
Arthur S. Gabinet (1958) Secretary and Chief Legal Officer

Executive Vice President, Secretary and General Counsel of the Manager (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of the Sub-Adviser; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Global Institutional, Inc. (since January 2011); General Counsel, Asset Management of the Sub-Adviser (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		91
Lisa I. Bloomberg (1968) Assistant Secretary	Senior Vice President and Senior Managing Counsel of OFI Global Asset Management, Inc. (since March 2015); Senior Vice President and Deputy General Counsel of the Manager (January 2015-March 2015); Senior Vice President (February 2010-December 2012) and Deputy General Counsel (May 2008-December 2012) of the Sub-Adviser; Vice President (May 2004-January 2010) and Associate Counsel of the Sub-Adviser (May 2004-May 2008).	91
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of the Sub-Adviser; Associate Counsel (January 2007-March 2011) of the Sub-Adviser.	91
Taylor V. Edwards (1967) Assistant Secretary	Vice President and Senior Counsel of the Manager (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of the Sub-Adviser; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Sub-Adviser.	91
Amee Kantesaria (1980) Assistant Secretary	Vice President and Associate Counsel of the Manager (since January 2014); Vice President and Assistant Counsel of the Manager (January 2013-January 2014); Vice President (May 2009-December 2012) and Assistant Counsel (December 2006-December 2012) of the Sub-Adviser; Assistant Vice President (December 2006-May 2009) of the Sub-Adviser; Assistant Secretary (since January 2011) of the Sub-Adviser and Oppenheimer Acquisition Corp.	91
Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of the Manager (since January 2013); Assistant Vice President (January 2006-December 2012) of the Sub-Adviser.	91

37

Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

As of December 31, 2014
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range Of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Sam Freedman	None	Over $100,000
Jon S. Fossel	$50,001-$100,000	Over $100,000
Richard F. Grabish	None	Over $100,000
Beverly L. Hamilton	None	Over $100,000
Victoria J. Herget	None	Over $100,000
Robert J. Malone	None	Over $100,000
F. William Marshall	None	Over $100,000
Karen L. Stuckey	None	Over $100,000
James D. Vaughn	None	Over $100,000
Interested Trustee
Arthur P. Steinmetz	None	Over $100,000

Remuneration of the Officers and Trustees.  The officers and the Interested Trustee of the Fund, who are associated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2014.


Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex[2]
	Fiscal Year Ended May 31, 2015	Year Ended December 31, 2014
Sam Freedman Chairman of the Board
Jon S. Fossel Audit Committee Member
Richard Grabish Review Committee Chairman and Governance Committee Member
Beverly Hamilton Governance Committee Chairman and Review Committee Member
Victoria J. Herget Review Committee Member and Governance Committee Member
Robert J. Malone Governance Committee Member and Review Committee Member
F. William Marshall, Jr. Audit Committee Chairman and Governance Committee Member
Karen L. Stuckey Audit Committee Member and Governance Committee Member
James D. Vaughn Audit Committee Member and Governance Committee Member

1.

Aggregate Compensation from the Fund" includes fees and deferred compensation, if any.

2.

In accordance with SEC regulations, for purposes of this section only, "Fund Complex" includes the Oppenheimer Funds, the MassMutual Institutional Funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Adviser to the following: MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual Premier Global Fund. The Manager does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML Series Investment Fund to be part of the Oppenheimer Funds' "Fund Complex" as that term may be otherwise interpreted.

3.

Includes $435 deferred by Ms. Hamilton under the "Compensation Deferral Plan" described below.

4.

Includes $167,766 compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.

38

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Control Persons. As of August 29, 2014, the Manager beneficially owned 71.75% of the outstanding voting securities of the Fund and is thereby a control person of the Fund. In the event that any matter is submitted to a vote of the Fund's shareholders, each of the Manager and its affiliates will vote its shares in the best interests of the Fund as determined by the Manager and its affiliates. A withdrawal of an investment by the Manager or its affiliates could adversely affect the Fund's expense ratio and/or lead to an increase in the Fund's portfolio turnover. The Manager is organized in the state of Delaware.


Major Shareholders. As of __________________, the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:


Name	Address	% Owned	Share Class
OFI GLOBAL ASSET MANAGEMENT INC	CO KRISTIE FEINBERG BLDG 2	79.36%	A
	6803 S TUCSON WAY
	CENTENNIAL CO 80112-3924
LPL FINANCIAL	ATTN: LINDSAY OTOOLE	6.55%	A
(-OMNIBUS CUSTOMER ACCOUNT--)	4707 EXECUTIVE DRIVE
	SAN DIEGO CA 92121
LPL FINANCIAL	ATTN: LINDSAY OTOOLE	21.37%	C
(-OMNIBUS CUSTOMER ACCOUNT--)	4707 EXECUTIVE DRIVE
	SAN DIEGO CA 92121
PERSHING LLC	1 PERSHING PLAZA	6.15%	C
	JERSEY CITY NJ 07399-0001
OFI GLOBAL ASSET MANAGEMENT INC	C/O KRISTIE FEINBERG BLDG 2	88.74%	I
	6803 S TUCSON WAY
	CENTENNIAL CO 80112-3924
TD AMERITRADE INC FBO	PO BOX 2226	11.26%	I
OUR CUSTOMERS	OMAHA NE 68103-2226
RPSS TR SINGLE K	PO BOX 204	18.50%	R
ROBERT B MCEWAN OD	HENDERSON IL 61439-0204
FBO ROBERT B MCEWAN
RPSS TR IRA	C/O THOMAS MOOSE	13.40%	R
FBO THOMAS E MOOSE	64 VALEWOOD RUN
	PENFIELD NY 14526-2807
RPSS TR ROLLOVER IRA	53 N COUNTRY CLUB RD	13.13%	R
FBO CHRISTOPHER S CADMAN	DECATUR IL 62521-4152
RPSS TR ROLLOVER IRA	1208 RIDGEWOOD CIR	10.82%	R
FBO DONNA R OVERBY	PHILLIPS WI 54555-6882
RPSS TR IRA	155 ANDREA LN	7.42%	R
FBO BONITA J FRENCH	ROCHESTER NY 14609-1720
RPSS TR ROTH IRA	PO BOX 2244	5.86%	R
FBO WILLIAM JESS RICH	UGANDA 256-43-123101
	UGANDA
OFI GLOBAL ASSET MANAGEMENT INC	6803 S TUCSON WAY	5.41%	R
C/O KRISTIE FEINBERG BLDG 2	CENTENNIAL CO 80112-3924
LPL FINANCIAL	ATTN: LINDSAY OTOOLE	67.46%	Y
(-OMNIBUS CUSTOMER ACCOUNT--)	4707 EXECUTIVE DRIVE
	SAN DIEGO CA 92121
OPPENHEIMERFUNDS INC	C/O KRISTIE FEINBERG BLDG 2	15.93%	Y
	6803 S TUCSON WAY
	CENTENNIAL CO 80112-3924
RPSS TR ROTH IRA	PO BOX 1707	11.60%	Y
FBO JON S FOSSEL	ENNIS MT 59729-1707

39

The Manager and the Sub-Adviser

The Manager is a wholly-owned subsidiary of OppenheimerFunds, Inc., the Sub-Adviser. The Sub-Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Code of Ethics. The Fund, the Manager, the Sub-Adviser and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager, the Sub-Adviser and the Distributor.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies"). The Manager generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Fund. The Fund has retained an independent, third party proxy voting agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Manager's internal Proxy Voting Committee is responsible for monitoring the third party proxy voting agent.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

If the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines.

■

If such proposal is not specifically addressed in the Proxy Voting Guidelines, or if the Proxy Voting Guidelines provide discretion to the Manager on how to vote (i.e., on a case-by-case basis), the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.

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With respect to such proposal where a portfolio manager has requested that the Manager vote (i) in a manner inconsistent with the Proxy Voting Guidelines, or (ii) if such proposal is not specifically addressed in the Proxy Voting Guidelines, in a manner inconsistent with the third-party proxy voting agent's general recommended guidelines, the Proxy Voting Committee may determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Proxy Voting Committee may consider, among other things, whether the portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Proxy Voting Committee's knowledge, whether the Manager has been contacted or influenced by the company in connection with the proposal.

If none of the previous procedures provides an appropriate voting recommendation, the Proxy Voting Committee may: (i) determine how to vote on the proposal; (ii) recommend that the Manager retain an independent fiduciary to advise the Manager on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct the Manager to abstain from voting.

The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

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The Fund evaluates director nominees on a case-by-case basis, examining the following factors, among others: composition of the board and key board committees, experience and qualifications, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, the nominee's investment in the company, and whether the company or nominee is targeted in connection with public "vote no" campaigns.

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The Fund generally supports proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure.

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The Fund generally supports proposals asking that a majority of directors be independent. The Fund generally supports proposals asking that a board audit, compensation, and/or nominating committee be composed exclusively of independent directors.

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The Fund generally votes against shareholder proposals to require a company to nominate more candidates than the number of open board seats.

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The Fund generally supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

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The Fund generally supports proposals to allow shareholders the ability to call special meetings.

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The Fund generally votes for proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company's specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a case-by-case basis.

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The Fund generally votes against proposals to create a new class of stock with superior voting rights.

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The Fund generally votes against proposals to classify a board.

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The Fund generally supports proposals to eliminate cumulative voting.

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The Fund generally votes against proposals to establish a new board committee.

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The Fund generally votes on management proposals seeking approval to exchange/reprice options on a case-by-case basis.

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The Fund votes on qualified employee stock purchase plans on a case-by-case basis. The Fund generally supports non-qualified employee stock purchase plans that feature broad-based participation, limits on employee contribution, company matching up to 25%, and no discount on the stock price on the date of purchase.

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The Fund generally supports transfer stock option ("TSO") programs, if executive officers and non-employee directors are excluded from participating, if stock options are purchased from third-party financial institutions at a discount to their fair value using option pricing models, and if there is a two-year minimum holding period for sale proceeds. The Fund generally votes against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.

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The Fund generally supports proposals to require majority voting for the election of directors.

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The Fund generally supports proposals seeking additional disclosure of executive and director pay information.

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The Fund generally supports proposals seeking disclosure regarding the company's, board's or committee's use of compensation consultants.

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The Fund generally supports "pay-for-performance" and "pay-for-superior-performance standard" proposals that align a significant portion of total compensation of senior executives to company performance, and generally supports an annual frequency for advisory votes on executive compensation.

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The Fund generally supports having shareholder votes on poison pills.

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The Fund generally supports proposals calling for companies to adopt a policy of not providing tax gross-up payments.

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The Fund votes case-by-case on bonus banking/bonus banking "plus" proposals.

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The Fund generally supports proposals calling for companies to adopt a policy of obtaining shareholder approval for golden coffins/executive death benefits. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

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The Fund generally supports proposals to eliminate accelerated vesting of unvested equity awards to senior executives in the event of change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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In the case of social, political and environmental responsibility issues, the Fund will generally abstain where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

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The Fund generally supports proposals that would clearly have a discernible positive impact on short- or long-term share value, or that would have a presently indiscernible impact on short- or long-term share value but promotes general long-term interests of the company and its shareholders.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager has retained the Sub-Adviser pursuant to a separate sub-advisory agreement, described below, under which the Sub-Adviser chooses the Fund's investments and provides related advisory services to the Fund. Prior to January 1, 2013, OppenheimerFunds, Inc. was the Manager of the Fund.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class

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of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during the Fund's most recent fiscal period(s) since it began operations were:

Fiscal Year Ended 05/31	Management Fees Paid to the Manager
2014	$117,274

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

The Sub-Advisory Agreement. Under the sub-advisory agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities, commodity interests and the property comprising the assets of the Fund. The Sub-Adviser selects securities and/or commodity interests for the Fund's portfolio and provides related advisory services. The portfolio manager(s) of the Fund is employed by the Sub-Adviser and is principally responsible for the provision of advisory services to the Fund's portfolio. Other members of the Sub-Adviser's investment teams provide the portfolio manager(s) with counsel and support in managing the Fund's portfolio.

Under the sub-advisory agreement, the Manager pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the sub-advisory agreement is paid by the Manager, not by the Fund.

The sub-advisory agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

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In addition, as described below under "Organization and Management of Wholly-Owned Subsidiary," the Subsidiary has entered into a separate contract with the Manager for the management of the Subsidiary's portfolio. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of Trustees for such termination.

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Pending Litigation. In 2009, seven class action lawsuits were filed in the U.S. District Court for the District of Colorado against the Sub-Adviser, the Distributor and certain Oppenheimer funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the "Defendant Funds"). The lawsuits also named as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raised claims under federal securities laws and alleged, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds' investment policies were not followed. The plaintiffs in these actions sought unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. The Defendant Funds' Boards of Trustees also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. In March 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. In July 2014, the court entered an order and final judgment approving the settlements as fair, reasonable and adequate. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund (the "California Fund Suit").

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The Sub-Adviser believes the California Fund Suit is without legal merit and is defending the suit vigorously. While it is premature to render any opinion as to the outcome in the California Fund Suit, or whether any costs that the Defendant Funds may bear in defending the California Fund Suit might not be reimbursed by insurance, the Sub-Adviser believes the California Fund Suit should not impair the ability of the Sub-Adviser or the Distributor to perform their respective duties to the Fund, and that the outcome of the California Fund Suit should not have any material effect on the operations of any of the Oppenheimer funds.

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Portfolio Managers. The Fund is managed by Michael Mata, Young-Sup Lee and Chris Kelly (the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

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Other Accounts Managed. In addition to managing the Fund's investment portfolio, Messrs. Mata, Lee and Kelly also manage other investment portfolios and accounts on behalf of the Sub-Adviser or its affiliates. The following table provides information regarding those other portfolios and accounts as of May 31, 2014, except as noted below. No portfolio or account has an advisory fee based on performance:

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Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[3]
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Michael Mata[4]	1	$6.4	1	$1.3	0	$0
Young-Sup Lee	1	$0.18	0	$0	0	$0
Chris Kelly[4]	n/a	n/a	n/a	n/a	n/a	n/a
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1. In billions.
2. In millions.
3. Does not include personal accounts of the portfolio managers and their families which are subject to the Code of Ethics.
4. Mr. Mata and Mr. Kelly each became a Portfolio Manager of the Fund effective March 31, 2015. Mr. Mata's and Mr Kelly's respective other portfolio and account information is as of March 11, 2015.

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As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Sub-Adviser have the same management fee. If the management fee structure of another fund or account is more advantageous to the Sub-Adviser than the fee structure of the Fund, the Sub-Adviser could have an incentive to favor the other fund or account. However, the Sub-Adviser's compliance procedures and Code of Ethics recognize the Sub-Adviser's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation of Portfolio Managers. Portfolio managers are employed and compensated by the Sub-Adviser or an affiliate, not by the Fund. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Sub-Adviser. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager's responsibilities managing different funds or accounts.

Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.

The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.

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The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. Performance is measured on a pre-tax basis. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.

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The discretionary portion of the annual bonus is determined by senior management of the Sub-Adviser and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of the Sub-Adviser's holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive either 20% or 40% of their long-term award component in the form of deferred cash investments in the fund(s) managed. Through this long-term award component, portfolio managers' interests are further aligned with those of fund shareholders.

The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager's compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.

The peer group category for the portfolio managers with respect to the Fund is Morningstar - High Yield Bond.

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 Ownership of Fund Shares. As of May 31, 2014, the Portfolio Managers beneficially owned shares of the Fund as follows:

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Portfolio Managers	Ownership
Michael Mata[1]
Young-Sup Lee
Chris Kelly[1]
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1. Mr. Mata and Mr. Kelly each became a Portfolio Manager of the Fund effective March 31, 2015. Mr. Mata's and Mr Kelly's respective information is as of March 11, 2015.

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Organization and Management of Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. It is expected that the Subsidiary will invest primarily in Regulation S securities.

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The Subsidiary is an exempted company incorporated with limited liability under the laws of the Cayman Islands, whose registered office is located at the offices of Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Subsidiary's affairs are overseen by a board of directors consisting of the following directors:

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Sophia A. Dilbert:  Ms. Dilbert serves as an independent director on a wide range of alternative investment funds, including fund of funds, hedge funds, private equity funds and segregated portfolio companies. Ms. Dilbert works at MaplesFS, which she joined in 2012. Prior to joining MaplesFS, Ms. Dilbert was Global Head of Legal at Admiral Administration Ltd. in the Cayman Islands, starting there in 2007, where she was responsible for advising on all legal and regulatory matters. Ms. Dilbert was also responsible for the implementation of global policies and procedures. Prior to that, Ms. Dilbert worked for Stuart Walker Hersant as a senior associate in the Cayman Islands, specialising in investment funds and general corporate law. Ms. Dilbert commenced her career with Maples and Calder where she spent eight years as an associate attorney specialising in capital markets and investment funds. Her area of practice also included general corporate and commercial law, real estate, immigration and employment matters. Ms. Dilbert graduated from the University of Liverpool with a Bachelor of Laws with Honours. She is an Attorney-at-Law and is a member of the Caymanian Bar Association, the Cayman Islands Law Society and the Honourable Society of Middle Temple in the United Kingdom. She is a member of the Cayman Islands Directors Association and a member of the Council of the Cayman Islands Stock Exchange.

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Letitia Solomon: Ms. Solomon serves as an independent director on a wide range of alternative investment funds including fund of funds, hedge funds, private equity funds, and segregated portfolio companies. Ms. Solomon works at MaplesFS, which she joined in 2008. Prior to joining MaplesFS, Ms. Solomon worked at Deloitte in the Cayman Islands as a senior manager from 2005 to 2007, where she was responsible for a team of consultants providing consulting services to private and public sector entities. Prior to that, Ms. Solomon worked in the Ministry of Finance of the Cayman Islands Government as an assistant financial secretary starting there in 1996. During her time there, Ms. Solomon developed regulatory policy and guidelines for the financial services industry, liaised with the financial services associations in considering regulatory issues impacting the industry as well as changes to legislation, regulations, anti-money laundering policies, procedures and guidance notes and provided general administration and oversight of the affairs and business of the Cayman Islands Monetary Authority ("CIMA"). Ms. Solomon commenced her career with CIMA where she spent nine years providing supervision and regulation of financial services entities and ensuring compliance with relevant laws and regulations. She is also a former director of the board of CIMA. Ms. Solomon graduated from the University of South Florida with a Bachelor of Science Degree in Finance. She holds a MBA from Edinburgh University, Scotland. Ms. Solomon has also received the Accredited Director designation from the Chartered Secretaries Canada. She is a member of the Cayman Islands Directors Association.

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Brian W. Wixted:  Mr. Wixted's biographical information appears above in the chart "Other Officers of the Fund."

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The services of Sophia A. Dilbert and Letitia Solomon are being provided by Maples Fiduciary Services (Cayman) Limited ("MaplesFS"), a regulated entity in the Cayman Islands.

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MaplesFS has entered into a Director Services Agreement with the Subsidiary which sets out the terms on which it will provide the services of Sophia A. Dilbert and Letitia Solomon.

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The directors provided by MaplesFS are non-executive directors of the Subsidiary. They may be engaged in any other business and/or be concerned or interested in or act as directors or officers of any other company or entity. Neither MaplesFS nor any of the directors supplied by MaplesFS are responsible for (i) the commercial structuring of the Subsidiary or its investment strategy, (ii) the purchase or sale of any investment on behalf of the Subsidiary (which is the responsibility solely of the Investment Manager), (iii) the valuation of the assets of the Subsidiary, or (iv) any loss or damage caused by the acts or omissions of the Manager, any other service provider to the Subsidiary, or any of their delegates or sub-delegates unless any such loss or damage is actually occasioned by the actual fraud, willful default or gross negligence (as defined in the Director Services Agreement) of the directors supplied by MaplesFS.

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The Subsidiary's Articles of Association (the "Articles") provide that every director and officer of the Subsidiary shall be indemnified out of the assets of the Subsidiary against any liability incurred as a result of any act or failure to act in carrying out his or her functions other than such liability (if any) that may be incurred by reason of the actual fraud, willful default or gross negligence of such director or officer. The Articles also provide that no such director or officer shall be liable to the Subsidiary for any loss or

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damage in carrying out his or her functions unless that liability arises through the actual fraud, willful default or gross negligence of such director or officer.

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The Director Services Agreement provides that none of MaplesFS or any of the directors provided by the Maples Group shall be liable to the Subsidiary under or in connection with the Director Services Agreement in an amount more than that specified in the Agreement, except in circumstances where such liability was caused by the actual fraud of MaplesFS or, as the case may be, any of the directors provided by the Maples Group. To the extent that the Subsidiary's directors are considered "commodity pool operators" subject to registration with the CFTC, each Director has delegated to OFI Global Asset Management, Inc. his or her rights and responsibilities as a "commodity pool operator" with respect to the Subsidiary.

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The Subsidiary has entered into separate contracts with the Manager for the management of the Subsidiary's portfolio. The Subsidiary has also entered into arrangements with _____ to serve as the Subsidiary's independent auditor. The Subsidiary has also entered into arrangements with JP Morgan Chase Bank to serve as the Subsidiary's custodian, and with OppenheimerFunds Services to serve as the Subsidiary's transfer agent. The Subsidiary has adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Fund. The Fund's Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures, and makes periodic reports to the Fund's Board regarding the Subsidiary's compliance with its policies and procedures.

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The Fund pays the Manager a fee for its services. The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Manager by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless the Manager first obtains the prior approval of the Fund's Board of Trustees for such termination. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund's assets. It is also anticipated that the Fund's own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund's investment in the Subsidiary will not result in the Fund's paying duplicative fees for similar services provided to the Fund and Subsidiary.

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Please refer to the section titled "Dividends and Taxes" for information about certain tax aspects of the Fund's investment in the Subsidiary.

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Brokerage Policies of the Fund

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Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Adviser under the sub-advisory agreement is to arrange the portfolio transactions for the Fund. The sub-advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The sub-advisory agreement authorizes the Sub-Adviser to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Sub-Adviser thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

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The Sub-Adviser need not seek competitive commission bidding. However, the Sub-Adviser is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory and sub-advisory agreements, in choosing brokers to execute portfolio transactions for the Fund, the Manager and the Sub-Adviser may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager or the Sub-Adviser makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

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Brokerage Practices Followed by the Sub-Adviser. The Sub-Adviser allocates brokerage for the Fund subject to the provisions of the sub-advisory agreement and other applicable rules and procedures described below.

The Sub-Adviser's portfolio traders allocate brokerage based upon recommendations from the Sub-Adviser's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Sub-Adviser's executive officers supervise the allocation of brokerage.

Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

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Other accounts advised by the Sub-Adviser have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Sub-Adviser tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Sub-Adviser or its affiliates. If two or more accounts advised by the Sub-Adviser purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager and the Sub-Adviser have adopted procedures (and the Fund's Board has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Sub-Adviser's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager, the Sub-Adviser and the Distributor from entering into agreements or understandings under which the Sub-Adviser directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

The investment advisory and sub-advisory agreements permit the Manager and the Sub-Adviser to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager or Sub-Adviser by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager or Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager or Sub-Adviser in the investment decision making process may be paid in commission dollars.

Although the Manager and Sub-Adviser currently do not do so, the Board may permit the Manager and Sub-Adviser to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager or Sub-Adviser that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager and Sub-Adviser to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager and Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the Manager and Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager and Sub-Adviser provide information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's and Sub-Adviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal years ended May 31, 2014, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended May 31, 2014, the Fund paid $0 in commissions to firms that provide brokerage and research services to the Fund with respect to $0 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above.

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Fiscal Year Ended 05/31	Total Brokerage Commissions Paid by the Fund*
2014	$0
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* Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Regular Broker-Dealers. If the Fund has acquired during its most recent fiscal year, securities of its regular brokers or dealers as defined in Rule 10b-1 under the Investment Company Act or of their parents, the following table identifies those regular brokers or dealers or their parents that derived more than 15% of their gross revenues from the business of a broker, a dealer, an underwriter, or an investment adviser as of the fiscal year ended May 31, 2014:

Name of Regular Broker or Dealer or Parent of Regular Broker or Dealer	Aggregate Holdings of the Securities of the Issuer as of the Fiscal Year Ended May 31, 2014
N/A	N/A

46

Distribution and Service Arrangements

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by the Distributor on the redemption of shares during the Fund's most recent fiscal period(s) since it began operations is shown below.

47

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Class A Front-End Sales Charges
Fiscal Year Ended 05/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor*
2014	$20,164	$4,558
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* Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

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Concessions Advanced by Distributor
Fiscal Year Ended 05/31:	Concessions on Class A Shares Advanced by Distributor*	Concessions on Class C Shares Advanced by Distributor*	Concessions on Class R Shares Advanced by Distributor*
2014	$5,839	$1,749	$0
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*The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class C and Class R shares from its own resources at the time of sale.

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Contingent Deferred Sales Charges
Fiscal Year Ended 05/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
2014	$6	$65	$0
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Distribution and Service (12b-1) Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class C and Class R shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees/Directors, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees/Directors are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

Under the plans, the Sub-Adviser and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Sub-Adviser derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class.

At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made.

While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.

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Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to reimburse the Distributor at an annual rate of up to 0.25% of the Class A average net assets. For Class A purchases with no front-end sales charge imposed due to the qualifying breakpoint, the Distributor normally makes payments to recipients in advance for the first year after shares are purchased and then makes payments periodically at an annual rate of not more than 0.25% of the Class A average net assets held in the accounts of the recipient or its customers.

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48

The Distributor does not receive or retain the service fee for Class A share accounts for which the Distributor is listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so.

For the fiscal year ended May 31, 2014 payments under the Class A service plan totaled $8,390, of which $0 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including $74 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Class C and Class R Distribution and Service Plans. Under the Class C and Class R Distribution and Service Plans (each a "Plan" and together the "Plans"), the Fund pays the asset-based sales charge (the "distribution fee") to the Distributor for its services in distributing Class C and Class R shares. The distribution fee allows investors to buy Class C and Class R shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.

Payments under the Plans are made in recognition that the Distributor:

■

pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession,

■

pays the service fees in advance or periodically, as described below,

■

may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate,

■

employs personnel to support distribution of Class C and Class R shares,

■

bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses,

■

may not be able to adequately compensate dealers that sell Class C and Class R shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans,

■

receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees,

■

may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares,

■

may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and

■

may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients. Distribution fees on Class R shares are paid to recipients periodically.

Service fees for the first year after Class C shares are purchased are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has an agreement with the Distributor, the Distributor may pay the Class C service fees to recipients periodically in lieu of paying the first year fee in advance. If Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment. Class R service fees are paid to recipients periodically.

Class C or Class R shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class C and Class R shares, but does not retain any service fees as to the assets represented by that account.

Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor's actual expenses in selling Class C and Class R shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC's collected on redeemed shares. Those excess expenses are carried over on the Distributor's books and may be recouped from distribution fees paid by the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount that may be carried over from year to year and recouped for certain categories of expenses at 0.70% of annual gross sales of shares of the Fund. The capped expenses under the Plans are (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. If those categories of expenses exceed the capped amount, the Distributor would bear the excess costs. If a Plan were to be terminated by the Fund, the Fund's Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

49

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class C expenses by 1.00% and increase the annual Class R expenses by 0.50% of net assets.

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Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 05/31/14
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class C Plan	$3,027	$0	$3	$2,113	0.13%
Class R Plan	$114	$64	$0	$26	0.02%
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All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

Payments to Financial Intermediaries

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Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 distribution and service plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also described in this SAI. In addition, the Sub-Adviser the Transfer Agent, Sub-Transfer Agent and the Distributor may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing, sub-accounting, operational and recordkeeping, networking or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or other arrangements with the Transfer Agent, Sub-Transfer Agent, Sub-Adviser or the Distributor. The payments to financial intermediaries vary by the types of products sold, the features of the Fund share class and the role played by the intermediary.

Types of payments to financial intermediaries may include, without limitation, all or portions of the following:

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1.

Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:

■

an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the "More About Your Account" section in the Prospectus); and

■

ongoing asset-based distribution and/or service fees (described in the section "Distribution and Service Arrangements - Distribution and Service (12b-1) Plans" above.

2.

Payments made by the Transfer Agent or Sub-Transfer Agent of the Oppenheimer funds to intermediaries, including fees for providing omnibus accounting, operational and recordkeeping, networking, sub-transfer agency or other administrative services.

3.

In addition, the Sub-Adviser or Distributor may, at their discretion, make the following types of payments from their own resources, which may include profits the Sub-Adviser derives from investment advisory fees paid by the Fund. Payments are made based on the guidelines established by the Sub-Adviser and Distributor, subject to applicable law. These payments are often referred to as "revenue sharing" payments, and may include:

■

compensation for marketing or promotional support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and other promotional or marketing services; and

■

other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

4.

The Distributor may also provide, accept and/or cover the cost of certain non-cash compensation items, subject to internal policies and applicable FINRA regulations.

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Although an intermediary that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, neither the Manager, the Sub-Adviser nor any advisory affiliate considers a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:



■

charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems;

■

marketing, promotional support and program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee-based programs, fund "supermarkets," bank or trust company products or insurance companies' variable annuity or variable life insurance products;

■

placement on the dealer's list of offered funds;

■

providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or

50

■

firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds.


These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Transfer Agent, Sub-Transfer Agent, Sub-Adviser or the Distributor and any services it provides, as well as the fees and commissions it charges.


For the year ended December 31, 2014, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Sub-Adviser or the Distributor for marketing or program support:


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For the year ended December 31, 2014, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) received payments from the Transfer Agent or Sub-Transfer Agent (of at least $2,500) for operational and recordkeeping, networking, sub-accounting or administrative services provided:

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51

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About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value, or "NAV," per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than NYSE members may conduct trading in certain securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the close of the principal market on which a security is traded, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the investment adviser learns of the event and determines that the event is likely to cause a material change in the value of the security. The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations under those procedures to the investment adviser's "Valuation Committee". Fair value determinations are subject to review, approval, ratification and confirmation by the Board at its next scheduled meeting after the fair valuations are determined.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

■

Equity securities traded on a U.S. securities exchange are valued as follows:

A.

if "last sale" information is regularly reported on the principal exchange on which a security is traded, it is valued at the last reported sale price on that day, or

B.

if "last sale" information is not available on a valuation date, the security is valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date, or

C.

if "last sale" information is not available on a valuation date, and the last reported sale price for the security preceding the valuation date is not within the spread of the closing "bid" and "asked" prices on the valuation date, the security is valued at the closing "bid" price on the valuation date.

■

Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

A.

at the last sale price available to the pricing service approved by the Board, or

B.

at the last sale price obtained by the Sub-Adviser from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or

C.

at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded, or

D.

on the basis of reasonable inquiry, from two market makers in the security.

■

Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the investment adviser from two active market makers in the security on the basis of reasonable inquiry.

■

The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the investment adviser from two active market makers in the security on the basis of reasonable inquiry:

A.

debt instruments that have a maturity of more than 397 days when issued,

B.

debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

C.

non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

■

The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

52

A.

money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and

B.

debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

■

Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Sub-Adviser is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.

In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, the investment adviser may use pricing services approved by the Board when last sale information is not generally available. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The investment adviser will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

Foreign currency, including forward contracts, is valued and securities that are denominated in foreign currency are converted to U.S. dollars, using the closing prices in the New York foreign exchange market or that are provided to the investment adviser by a bank, dealer or pricing service that the investment adviser has determined to be reliable.

Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board or by the investment adviser. If there were no sales on the valuation date, those investments are valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If the last sale price on the preceding trading day is not within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date, the value shall be the closing "bid" price. If the put, call or future is not traded on an exchange, it shall be valued at the mean between "bid" and "asked" prices obtained by the investment adviser from two active market makers. In certain cases the "bid" price may be used if no "asked" price is available.

When the Fund sells an option, an amount equal to the premium the Fund receives is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put sold by the Fund is exercised, the proceeds are increased by the premium received. If a call or put sold by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium that was paid by the Fund.

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Valuation of the Subsidiary and its Underlying Investments. The securities valuation procedures for the Fund are the same used in valuing the Subsidiary's portfolio investments and shares of the Subsidiary.

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Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

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For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allocated equally to each outstanding share within a given class.

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Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

53

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

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Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Corporate Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Alternatives Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Integrity Funds:
Oppenheimer Core Bond Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Mid Cap Fund
Money Market Funds:
Oppenheimer Cash Reserves
Oppenheimer Institutional Money Market Fund
Oppenheimer Money Market Fund
Oppenheimer Multi-State Municipal Trust:
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Municipal Fund:
Oppenheimer Rochester Limited Term Municipal Fund
Oppenheimer Portfolio Series Funds:
Active Allocation Fund
Conservative Investor Fund
Equity Investor Fund
Moderate Investor Fund
Oppenheimer Quest for Value Funds:
Oppenheimer Flexible Strategies Fund
Oppenheimer Global Allocation Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Series Fund:
Oppenheimer Value Fund
Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer Ultra-Short Duration Fund
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Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.
The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial

54

sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

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Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses, or when a financial intermediary has entered into an agreement with the Distributor and has been approved by the Distributor to offer shares to self-directed brokerage accounts that may or may not charge transaction fees to customers. Appendix A to this SAI includes additional information regarding certain of these sales charge reductions and waivers.

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A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A or Class C shares of the Fund or Class A, Class B, Class C shares of other Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units of advisor sold college savings programs, for which an affiliate of the Manager or the Distributor serves as the Program Manager or Program Distributor.

A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow That Apply to Letters of Intent" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying college savings program holdings.

To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class R or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.

If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

If subsequent eligible purchases during the Letter period cause the amount of total eligible purchases to exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid on those subsequent purchases will be charged at the lower rate as permitted under the Fund's Right of Accumulation policy.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

Terms of Escrow That Apply to Letters of Intent.

   1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

   2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

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   3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "The Oppenheimer Exchange Privilege"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

   4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

   5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

   6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix A to this SAI.

Certain special sales charge arrangements described in Appendix A apply to retirement plans whose records are maintained on a daily valuation basis by Bank of America Merrill Lynch ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. The amount of assets the plan had in applicable investments on the date the plan sponsor signed the Merrill Lynch record keeping service agreement determines which share classes are available for purchase. If the plan had less than $1 million in such assets, then it may purchase only Class C shares. If the plan had $1 million or more but less than $5 million in such assets it may purchase only Class R shares. If the plan had $5 million or more in such assets it may purchase only Class A shares.

The Transfer Agent has entered into agreements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that

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compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

No commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, transfer agent fees, so called "finder's fees," administrative fees or other similar fees will be paid with respect to Class I shares.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please register for online access to your account(s) through the website at www.oppenheimerfunds.com, or call 1.888.470.0862 for information and instructions. Once registered, you can select your preferences for electronic document delivery of account documents.

How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

Distributions From Retirement Plans. Participants in OppenheimerFunds-sponsored pension or profit-sharing plans (other than self-employed plan sponsors), whose shares of the Fund are held in the name of the plan or its fiduciary, may not request redemption of their accounts directly. The plan administrator or fiduciary must submit the request.

Requests for distributions from OppenheimerFunds-sponsored IRA's, SEP-IRA's, SIMPLE IRA's, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed on the back cover of this SAI. The request must:

1.

state the reason for the distribution;

2.

if the distribution is premature, state the owner's awareness of tax penalties; and

3.

conform to the requirements of the plan and the Fund's other redemption requirements.

Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility for determining whether a distribution satisfies the conditions of applicable tax laws and they will not be responsible for any tax penalties assessed in connection with a distribution.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date

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requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

Minimum Account Balance. Except for Class I shares, the minimum account balance is $500. The minimum account balance for Class I shares is $2.5 million, excluding accounts for which the minimum initial investment was waived.

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Involuntary Redemptions. The Fund has the right to redeem shares held in any account, except for Class I share accounts, with a value of less than $500. If the Fund exercises this right, a minimum of 30 days notice will be provided. Alternatively, the Transfer Agent may set requirements for shareholders so that the shares would not be involuntarily redeemed.

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If a Class I account falls below the $2.5 million minimum balance, the account may be redeemed or converted into a Class Y share account. This policy does not apply to Class I share accounts for which the minimum initial investment is waived.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

The Fund reserves the authority to modify the minimum balance policies in its discretion.

Reinvestment Privilege. Within three months after redeeming Class A shares, a shareholder may reinvest all or part of the redemption proceeds in Class A shares without a sales charge if:

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An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to any other share class or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment

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privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, in certain circumstances, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

How to Exchange Shares

Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent Deferred Sales Charges. If shares acquired by exchange are later redeemed within the CDSC holding period applicable to those acquired shares, the CDSC applicable to the share class of the Oppenheimer fund you are exchanging into will apply to the acquired shares, except in the case of Class R shares of an Oppenheimer fund purchased prior to July 1, 2014 that are subject to a contingent deferred sales charge, in which case the contingent deferred sales charge applicable to the shares of the Oppenheimer fund you exchange from will continue to apply. This includes the redemption of shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund that were acquired by exchange.

When shares that are subject to a CDSC are exchanged, the priorities for the imposition of the CDSC described in "About Your Account" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of any remaining shares.

For circumstances in which a CDSC on shares acquired by exchange may be waived, see Appendix A "Special Sales Charge Arrangements and Waivers."

Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "The Oppenheimer Exchange Privilege" section in the Prospectus.

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The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. The Fund does not have a fixed rate for dividends or other distributions ("distributions") and cannot assure the payment of any distributions. The distributions made by the Fund will vary depending on market conditions, the composition of the Fund's portfolio and Fund expenses. The Fund intends to distribute substantially all of its net investment income and net realized capital gains at least annually, and may sometimes pay a special distribution near the end of the calendar year in order to comply with federal tax requirements.

Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class C and Class R shares are expected to be lower than distributions on Class A, Class Y and Class I shares because of the effect of the asset-based sales charge on Class C and Class R shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

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Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

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Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund may deduct the amount of investment company taxable income and net capital gains that it distributes to its shareholders, thereby eliminating Fund-level corporate income tax that would otherwise be imposed on such income. Qualification as a RIC also allows the Fund, under certain conditions, to characterize the distributions made to its shareholders as composed of specific types of tax-favored income such as corporate dividends and capital gains.

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Even though the Fund expects to qualify as a RIC, to the extent that it distributes less than all of its income, the Fund may still be subject to a corporate income tax and an excise tax. In addition, any investment income received from a foreign source may be subject to foreign withholding taxes, although the rate of any such withholding tax may be reduced under an income tax treaty if the Fund qualifies for the benefits of the treaty. If possible, the Fund will operate so as to qualify for such reduced rates. Any foreign

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withholding taxes will reduce the Fund's income and capital gain. The Fund may also be subject to corporate income tax and interest charges on distributions or gains if the Fund invests in "passive foreign investment companies" (described below) even if those amounts are distributed to the Fund's shareholders.

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Qualifying as a RIC. To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. government securities, securities of other RICs, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RICs), (2) the securities of two or more issuers (other than the securities of other RICs) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

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     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least the sum of 90% of its investment company taxable income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain over its net long-term capital loss, and 90% of its net exempt interest income for the taxable year.

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Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions might qualify for the maximum 15% or 20% tax rate on dividend income and, in the case of corporations, they might qualify for the dividends-received deduction.

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As discussed above, the Fund needs to satisfy certain requirements relating to the source of its income, diversification of assets, and distribution of income, in order to qualify for favorable U.S. federal tax treatment as a RIC. If the Fund enters into derivative financial instruments or similar transactions, it will consider the requirements for qualification as a RIC, the expected tax treatment of such transactions, as well as the applicable regulatory rules and authorities. However, there may be no direct authority specifically addressing the application of the rules applicable to RICs to certain potential derivative financial instrument activities, including for instance securities lending activities, that may be entered into by the Fund. As a result, in certain cases, the tax treatment of an activity entered into by the Fund may be uncertain and there can be no assurance that the tax authorities in question or a court of law, will agree with the Fund's characterization of a transaction in applying the qualification requirements for tax treatment as a RIC, or with respect to the recognition of income, deductions, gain, or loss, or any liability for taxes arising from such transaction.

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Portfolio Investments Subject to Special Tax Rules. The Fund may engage in transactions and investments that are subject to special tax rules under the Internal Revenue Code. These special tax rules may, among other things, affect the Fund's holding period in its investments, change the character of, or accelerate, the Fund's income, defer or disallow the Fund's deductions and losses, and compel the Fund to report as taxable income mere increases in the value of its assets. For example, the Fund may invest in foreign currencies or securities denominated in foreign currencies. Under certain circumstances losses from foreign securities could be capital losses but gains from foreign currencies are ordinary income. Because capital losses cannot be deducted against ordinary income, this mismatch in character may negatively affect the character and amount of the Fund's distributions. In addition, part of an "interest" payment from a high yield debt obligation may be characterized for tax purposes as a dividend and, therefore, eligible for the dividends-received deduction available to corporations.

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Certain positions in the Fund's portfolio may have to be "marked-to-market" (that is, treated as if they were sold and repurchased on the last day of the Fund's taxable year). Such "deemed sales" under the mark-to-market rules may alter the character, amount and timing of distributions to shareholders by requiring the Fund to make distributions in order to satisfy the RIC dividend distributions test even though the deemed sales generate no cash. The Fund will monitor its transactions, and seek to make appropriate tax elections and appropriate entries in its books and records in order to reduce the effect of the mark-to-market rules. In addition, the Fund's investments in zero coupon securities, deferred interest securities, capital appreciation bonds or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities. In order to obtain

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cash to enable it to distribute this income or gain, maintain its qualification as a RIC and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities earlier than it might otherwise have done.

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Passive Foreign Investment Companies. If the Fund invests in a "passive foreign investment company" ("PFIC"), then the Fund may be subject to special rules meant to discourage U.S. taxpayers from investing in foreign companies as a way of deferring taxable income. Under those rules, any income from certain PFIC distributions or the sale of PFIC shares is allocated ratably to the current taxable year and to prior taxable years. Income allocated to the current year is treated as part of the year's ordinary income. Income allocated to a prior taxable year is taxed at the highest corporate rate for that year (regardless of the Fund's actual income or tax rate for that prior year). For each prior taxable year, the Fund must pay both the amount of tax so computed and interest that is calculated as if the amount of tax was due but unpaid for the prior taxable year. Liability for such taxes and interest would reduce the investment return of the Fund.

If a PFIC is willing to provide the Fund with certain necessary reporting information annually (which PFICs frequently do not provide), the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF") and, in lieu of the tax consequences described above, the Fund would be required to include in each year's income its share of the ordinary earnings and net capital gains of the PFIC, even if they are not distributed to the Fund. Those amounts would be treated as taxable income for purposes of the 90% dividends distributions test discussed above and the excise tax discussed below.

Alternatively, if the Fund invests in a PFIC, it may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased such PFIC stock at the end of each year. In that case, the Fund would report any gains as ordinary income and would deduct any losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal Revenue Service (the "IRS"). By making the election, the Fund might be able to mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it could be required to recognize income in excess of the distributions it received from the PFIC and the proceeds from dispositions of the PFIC's stock. The amounts so included would be treated as taxable income for purposes of the 90% dividends distributions test and for excise tax purposes (discussed below).

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager and/or the Sub-Adviser may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.

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Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of each shareholder's basis in his or her shares, and any remaining amount in excess of such basis will be treated as gain from the sale of those shares, as discussed below. Shareholders will be notified if at the end of the fiscal year, any part of an earlier distribution is re-characterized as a non-taxable return of capital. A reduction in the basis of shares could result in a higher taxable capital gain (or lower capital loss) on a subsequent sale or exchange of the shares.

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Special Characteristics of Certain Distributions. Different types of Fund earnings may have different federal income tax characteristics, including different types of capital gains and different types of ordinary income. For example, if the Fund invests in stock, a portion of the Fund's ordinary income may be composed of dividends eligible for the dividends-received deduction or that qualify for the special maximum tax rate on "qualified dividend income" as described below. The Fund may also generate foreign tax credits. The Fund will allocate the tax characteristics of its earnings among its distributions as prescribed by the IRS. The percentage of each distribution that corresponds to a particular type of income will generally be based on how much of that income the Fund earns for the taxable year in accordance with the IRS rules, rather than how much of that income the Fund has earned at time of the distribution. Those percentages normally will be determined after the close of the Fund's taxable year. The Fund will provide a statement to shareholders shortly after the end of each year indicating the amount and character of distributions made during the preceding calendar year.

     Distributions Derived from Dividends. If the Fund earns dividend income from U.S. corporations, for the Fund's corporate shareholders to claim the dividends-received deduction against the Fund's distributions, both the Fund and its corporate shareholders must satisfy special provisions of the Internal Revenue Code. If a dividend the Fund receives on a stock held in its portfolio otherwise qualifies for the dividends-received deduction, the Fund still (1) must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date, (2) cannot enter into certain positions that reduce the risk of holding the stock and (3) cannot debt finance the stock. Similarly, distributions of otherwise qualifying dividends will not be eligible for the dividends-received deduction in the hands of a corporate shareholder of the Fund unless the corporate shareholder (1) holds the Fund's shares for at least 46 days during a specified period that includes the portfolio stock's ex-dividend date and (2) does not debt finance its investment in the Fund's shares. To the extent the Fund's distributions are derived from items such as option premiums, interest income, gains from the sale of securities, or dividends from foreign corporations, those distributions will not qualify for the dividends-received deduction.

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If the Fund earns qualified dividend income, as discussed below, special rules may also apply to regular dividends paid to a non-corporate shareholder of the Fund. Provided that the shareholder receiving the dividend satisfies certain holding period and other requirements, those dividends may be subject to tax at the reduced rates generally applicable to long-term capital gains for individuals. Dividends subject to these special rules are not actually treated as capital gains, however. They are not included in the computation of the shareholder's net capital gain and generally cannot be offset by capital losses. For a taxable year of the Fund, (i) if 95% or more of the Fund's gross income is attributable to qualified dividend income (defined below), then the special maximum rate will apply to 100% of the regular dividends paid to the shareholder during such year and (ii) if less than 95% of the Fund's gross income is attributable to qualified dividend income, then the special maximum rate will only apply to the portion of the regular dividends reported by the Fund as qualified dividend income, which generally cannot exceed the ratio that the Fund's qualified dividend income bears to its gross income. Gross income, for these purposes, does not include gains attributable to the sale or other disposition of stocks and securities, except to the extent the net short-term capital gain from such sales and dispositions exceeds the net long-term capital loss from such sales and dispositions.

"Qualified dividend income" generally means dividends received by the Fund with respect to the stock of a U.S. corporation or qualified foreign corporation. In each case, however, the Fund must hold the stock for a minimum number of days during a specified period that includes the stock's ex-dividend date and cannot enter into certain positions that reduce the risk of holding the stock. Qualified dividend income does not include "payments in lieu of dividends" received in securities lending transactions or dividends received from a real estate investment trust ("REIT") or another RIC, except to the extent such dividends were paid from qualified dividend income received and reported by such REIT or RIC. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be treated as qualified dividend income.

     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

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income from certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;

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income from loans of portfolio securities;

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income or gains from options or futures;

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any net short-term capital gain;

■

any market discount accrual on tax-exempt bonds; and

■

certain foreign currency gains.

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     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

     3.8% Medicare Tax. An additional 3.8% tax applies to certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

     Foreign Source Income. Investment income that the Fund may receive from sources within foreign countries may be subject to foreign taxes withheld at the source. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign income and withholding taxes it pays as having been paid by its shareholders for U.S. federal income tax purposes, as long as the Fund continues to qualify as a RIC. If the Fund makes that election, the amount of foreign income taxes paid by the Fund will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to either credit the amount against the shareholder's U.S. federal income tax due, or deduct the amount from his or her U.S. taxable income. If the Fund has investments in foreign securities, the Fund may qualify for and make this election in some, but not necessarily all, of its taxable years.

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Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year cannot exceed the same proportion of the U.S. tax against which such credit is taken as the shareholder's taxable income from foreign sources bears to his or her entire taxable income, unless

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the shareholder is an individual all of whose gross income from non-U.S. sources is qualified passive income and whose creditable foreign taxes for the taxable year do not exceed $300 ($600 for a joint return).

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As a general rule, if the Fund has made the appropriate election, a shareholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries, as well as the shareholder's proportionate share of the taxes paid to those countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund are considered to be U.S.-source income and, therefore, any portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by a shareholder who does not have other foreign source income.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, and no later than January 31 of the following calendar year, in certain circumstances, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

Backup Withholding. The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

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Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. A "foreign shareholder" includes, but is not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

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If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable IRS Form W-8), the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

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For taxable years of the Fund beginning before 2015, properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through a financial intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain.

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Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

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The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.

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Under legislation known as "FATCA" (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2016, the gross proceeds of share redemptions and certain capital gains dividends it pays to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity's compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

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Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances. Some states may similarly require such transactions to be reported separately with the appropriate state taxing authorities.

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Tax Considerations with Respect to the Subsidiary. The Fund may invest a portion of its assets in the Subsidiary, which is classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in trading in stocks or securities (including contracts or options to buy or sell securities) for its own account. Thus, the Subsidiary's securities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

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In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business (or lower tax treaty rate), generally payable through withholding. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

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The Subsidiary is wholly-owned by the Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Fund is a U.S. person that owns all of the stock of the Subsidiary, the Fund is a "U.S. Shareholder" and the Subsidiary is a CFC. As a "U.S. Shareholder," the Fund is required to include in gross income for United States federal income tax purposes all of the Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund's recognition of the Subsidiary's "subpart F income" will increase the Fund's tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income. If a net loss is realized by the Subsidiary, such loss is generally not available to offset the income earned by the Fund.

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Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Sub-Adviser that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

The Transfer Agent. OFI Global Asset Management, Inc. is the Fund's Transfer Agent. It serves as the Transfer Agent for a fee based on annual net assets. Shareholder Services, Inc., an affiliate of the Transfer Agent, doing business as OppenheimerFunds Services, is the Fund's Sub-Transfer Agent. OppenheimerFunds Services is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to OppenheimerFunds Services at the address and toll-free numbers shown on the back cover.

Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

The Custodian. JPMorgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC"). Those uninsured balances at times may be substantial.

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Independent Registered Public Accounting Firm.  _____ serves as the independent registered public accounting firm for the Fund. _____ audits the Fund's financial statements and performs other related audit and tax services.  _____ also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by _____ to the Fund must be pre-approved by the Audit Committee.

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Appendix A

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Special Sales Charge Arrangements and Waivers

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In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class R shares may be waived. Not all Oppenheimer funds offer all of the share classes described and not all waivers apply to all Oppenheimer funds.

The interpretation of these provisions as to the applicability of an agreement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, OFI Global Asset Management, Inc., and/or OppenheimerFunds, Inc. (referred to in this Appendix as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges and Concession Payments in Certain Cases

Class A shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases are subject to the Class A CDSC if redeemed within 18 months, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to:

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Purchases of Class A shares aggregating $1 million or more ($500,000 or more for certain Funds).

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Purchases in an OppenheimerFunds-sponsored Rollover IRA held directly with the Transfer Agent, if the purchases are made:

A.

through a broker, dealer, bank or registered investment adviser that has an agreement with the Distributor for those purchases, or

B.

by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has an agreement with the Distributor for those purchases.

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Purchases of Class A shares by retirement plans that have any of the following record-keeping arrangements:

A.

The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the retirement plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").

B.

The record keeping for the retirement plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

C.

The record keeping for a retirement plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges

A. Waivers of the Class A Initial and Contingent Deferred Sales Charges for Certain Purchasers and Transactions.

Class A shares purchased in certain circumstances described below are not subject to Class A sales charges (and no concessions are paid by the Distributor on such purchases):


■

Purchases by the Manager or its affiliates.

■

Subject to the requirement to receive Fund documents electronically through eDocs Direct, purchases by present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

■

Purchases by employees and registered representatives (and their spouses) of financial intermediaries that have entered into a sales agreement with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

■

Purchases by separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

■

Purchases by dealers, broker, banks, registered investment advisers and other financial intermediaries that have entered into an agreement with the Distributor to offer the Fund on an advisory fee or wrap fee-based platform.

67

■

Purchases by unit investment trusts that have entered into an agreement with the Distributor.

■

Purchases by financial intermediaries that have entered into an agreement with the Distributor to sell shares to retirement plans and accounts and deferred compensation plans for which the financial intermediary provides administration services.

■

Purchases by group omnibus retirement plans under section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code.

■

Purchases by taxable accounts held directly with the Transfer Agent that are established with the proceeds of Required Minimum Distributions from retirement plans and accounts.

■

Rollover purchases in an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent made with the proceeds of a retirement plan distribution that was previously invested in an Oppenheimer fund.

■

Purchases by former shareholders of Atlas Strategic Income Fund for any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.2

■

Purchases by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan for any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund may exchange.2

■

Purchases within retirement plans that were converted to Class A shares from Class B shares on July 1, 2011.2

■

Purchases made by clients of financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class A shares to self-directed brokerage accounts that may or may not charge transaction fees to customers.


B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

■

Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

■

Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds.

■

Shares purchased by the reinvestment of loan repayments by a participant in a retirement plan.3

■

Shares purchased in amounts of less than $5 for accounts held directly with the Transfer Agent.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

■

For distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:

A.

Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

B.

To return excess contributions.

C.

To return contributions made due to a mistake of fact.

D.

To make hardship withdrawals, as defined in the plan.4

E.

To make distributions required under a Qualified Domestic Relations Order, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

F.

To meet the minimum distribution requirements of the Internal Revenue Code.

G.

To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

H.

For loans to participants or beneficiaries.

I.

On account of the participant's separation from service.5

J.

Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made an agreement with the Distributor.

K.

Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent.6

L.

Distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches aged 59½, as long as the aggregate value of the distributions does not exceed 12% of the account's value annually.

■

Redemptions of shares under an Automatic Withdrawal Plan for an account (other than a retirement plan) if the aggregate value of the redeemed shares does not exceed 12% of the account's value annually.

■

Distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into an agreement with the Distributor.

■

At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record for accounts held directly with the Transfer Agent within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class R Sales Charges

The Class B, Class C and Class R CDSCs will be waived for redemptions of shares in the following cases. Class C or Class R shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

■

Involuntary redemptions of small accounts (please refer to "Minimum Account Balance," in the applicable fund Prospectus).

68

■

Redemptions from accounts other than retirement plans following the death or disability of the last surviving shareholder or sole beneficiary of a Trust. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Internal Revenue Code.

■

At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record for accounts held directly with the Transfer Agent within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

■

Redemptions of Class B shares held by retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.

■

Redemptions of Class B shares purchased after June 30, 2008 by OppenheimerFunds Single K plans held directly with the Transfer Agent.

■

Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a retirement plan sponsor and submitted more than 12 months after the retirement plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class R shares of one or more Oppenheimer funds.

■

Distributions from retirement plans and accounts, deferred compensation plans or other employee benefit plans for any of the following reasons, as applicable:

A.

Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

B.

To return excess contributions.

C.

To return contributions made due to a mistake of fact.

D.

To make hardship withdrawals, as defined in the plan.4

E.

To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

F.

To meet the minimum distribution requirements of the Internal Revenue Code.

G.

To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.

H.

For loans to participants or beneficiaries.3

I.

On account of the participant's separation from service.5

J.

Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a retirement plan if the plan has an agreement with the Distributor.

K.

Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA held directly with the Transfer Agent. 6

L.

For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value annually.

M.

For distributions from 401(k) plans sponsored by broker-dealers that have entered into an agreement with the Distributor allowing this waiver.

■

Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a retirement plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

■

Redemptions of shares sold to the Manager or its affiliates.

■

Redemptions of shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

■

Redemptions of shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

■

Redemptions of shares issued in plans of reorganization to which the Fund is a party.

Footnotes to Appendix A:

1.

However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.

2.

The availability of this Class A shares sales charge waiver may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

3.

This provision does not apply to loans from OppenheimerFunds-sponsored 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.

4.

This provision does not apply to IRAs.

5.

This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after separation from service in or after the year age 55 is attained.

6.

The distribution must be requested prior to plan termination or the elimination of the Oppenheimer funds as an investment option under the plan.

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Appendix B

Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized statistical rating organizations ("NRSROs") listed below. Those ratings represent the opinion of the NRSRO as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the NRSROs.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM OBLIGATION RATINGS

Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a "(hyb)" indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

SHORT-TERM OBLIGATION RATINGS FOR TAXABLE DEBT AND U.S. MUNICIPAL TAX-EXEMPT COMMERCIAL PAPER

Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

70

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings are based, in varying degrees, on Standard & Poor's analysis of the following considerations:

■

Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

■

Nature of and provisions of the obligation;

■

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

71

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUE CREDIT RATINGS

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MUNICIPAL SHORT-TERM NOTE RATINGS

A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

■

Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

■

Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

72

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

ISSUER CREDIT RATINGS

A Standard & Poor's issuer credit rating is a forward-looking opinion about an obligor's overall creditworthiness in order to pay its financial obligations. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA: An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB; B; CCC; and CC: Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

B: An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC: An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated 'CC' is currently highly vulnerable.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

SD and D: An obligor rated 'SD' (selective default) or 'D' is in payment default on one or more of its financial obligations (rated or unrated) unless Standard & Poor's believes that such payments will be made within five business days, irrespective of any grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on a financial obligation are jeopardized. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

NR: An issuer designated 'NR' is not rated.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

73

B: An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C: An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due, unless Standard & Poor's believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated 'NR' is not rated.

Fitch, Inc.

International credit ratings relate to either foreign currency or local currency commitments and, in both cases, assess the capacity to meet these commitments using a globally applicable scale. As such, both foreign currency and local currency international ratings are internationally comparable assessments. The local currency international rating measures the likelihood of repayment in the currency of the jurisdiction in which the issuer is domiciled and hence does not take account of the possibility that it will not be possible to convert local currency into foreign currency, or make transfers between sovereign jurisdictions (transfer and convertibility risk). Foreign currency ratings additionally consider the profile of the issuer or note after taking into account transfer and convertibility risk. Where the rating is not explicitly described in the relevant rating action commentary as local or foreign currency, the reader should assume that the rating is a "foreign currency" rating (i.e. the rating is applicable for all convertible currencies of obligation).

INTERNATIONAL LONG-TERM ISSUER RATINGS

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk. Default is a real possibility.

CC: Very high levels of credit risk. Default of some kind appears probable.

C: Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

74

RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business. Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange. "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future. In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term category, or to Long-Term categories below 'B'.

INTERNATIONAL SHORT-TERM ISSUER AND ISSUE CREDIT RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

DBRS

LONG-TERM OBLIGATIONS

The DBRS® long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories "(high)" and "(low)". The absence of either a "(high)" or "(low)" designation indicates the rating is in the middle of the category.

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

75

BB: Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

COMMERCIAL PAPER AND SHORT-TERM DEBT

The DBRS® short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories "(high)," "(middle)," and "(low)."

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4: Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D: A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Kroll Bond Rating Agency ("KBRA")

Kroll Bond Rating Agency (KBRA) assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA's credit ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

LONG-TERM CREDIT RATINGS

AAA Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

76

BB Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC Determined to be at substantial risk of loss due to credit-related events, or currently in default with high recovery expectations.

CC Determined to be near default or in default with average recovery expectations.

C Determined to be near default or in default with low recovery expectations.

D In default.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT RATINGS

K1 Very strong ability to meet short-term obligations.

K2 Strong ability to meet short-term obligations.

K3 Adequate ability to meet short-term obligations.

B Questionable ability to meet short-term obligations.

C Little ability to meet short-term obligations.

D In default on short-term obligations.

KBRA may append a + modifier to ratings in the K1 category to indicate exceptional ability to meet short-term obligations.

77



Consolidated Financial Statements


The Fund's audited Financial Statements and the audited financial statements of the Fund's Subsidiary, each included in the Fund's Annual Report dated ________, including the notes thereto and the reports of ________ thereon, are each incorporated by reference into this Statement of Additional Information.


78

Oppenheimer Global High Yield Fund

Website

www.oppenheimerfunds.com

Investment Adviser and Sub-Adviser

OFI Global Asset Management, Inc. and OppenheimerFunds, Inc.
225 Liberty Street,11th Floor
New York, New York 10281-1008

Distributor

OppenheimerFunds Distributor, Inc.
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent and Sub-Transfer Agent


OFI Global Asset Management, Inc. and
Shareholder Services Inc. doing business as OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)


Custodian Bank

JPMorgan Chase Bank
4 Chase Metro Tech Center
Brooklyn, New York 11245

Independent Registered Public Accounting Firm





Legal Counsel


Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606


PX1350.001.XXXX


Oppenheimer GLOBAL HIGH YIELD fund

FORM N-1A

PART C

OTHER INFORMATION

Item 28. - Exhibits

(a)

Agreement and Declaration of Trust dated 9/15/11, as amended 2/26/13 with respect to Schedule A: Previously filed with Registrant’s Pre-Effective Amendment No. 5 (10/9/13), and incorporated herein by reference.

(b)		By-Laws dated 11/16/11: Previously filed with Registrant’s Pre-Effective Amendment No. 4, (11/21/11), and incorporated herein by reference.
(c)	(i)	Article V of the Agreement and Declaration of Trust: Previously filed with Registrant’s Pre-Effective Amendment No. 5 (10/9/13), and incorporated herein by reference.
	(ii)	Article II of the By-Laws: Previously filed with Registrant’s Pre-Effective Amendment No. 5 (10/9/13), and incorporated herein by reference.
(d)	(i)	Amended and Restated Investment Advisory Agreement dated 1/1/13, as amended 8/20/13: Filed herewith.
	(ii)	Investment SubAdvisory Agreement dated 1/1/13: Previously filed with Registrant’s Pre-Effective Amendment No. 5 (10/9/13), and incorporated herein by reference.
	(iii)	Investment Advisory Agreement of Wholly-Owned Cayman Subsidiary: To be filed by subsequent amendment.
	(iv)	Investment Sub-Advisory Agreement of Wholly Owned Cayman Subsidiary: To be filed by subsequent amendment.
(e)	(i)	General Distributor's Agreement dated 11/16/11: Previously filed with Registrant’s Pre-Effective Amendment No. 4, (11/21/11), and incorporated herein by reference.
(ii)

Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(iii)

Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(iv)

Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(v)

Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi)

Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(f)

Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.

(g)	(i)

Global Custody Agreement dated 8/16/02, as amended: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

	(ii)	Amendment dated 9/10/14 to the Global Custody Agreement: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global Multi-Asset Income Fund (Reg. No. 333-198554), (10/27/14), and incorporated herein by reference.
(h)		Not Applicable.
(i)		Opinion and Consent of Counsel: Previously filed with Registrant’s Pre-Effective Amendment No. 5 (10/9/13), and incorporated herein by reference.
(j)		Independent Registered Public Accounting Firm’s Consent: To be filed by subsequent amendment.
(k)		Not applicable.
(l)		Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (11/8/11), and incorporated herein by reference.
(m)	(i)	Service Plan and Agreement for Class A shares dated 11/16/11: Previously filed with Registrant’s Pre-Effective Amendment No. 4, (11/21/11), and incorporated herein by reference.
	(ii)	Distribution and Service Plan and Agreement for Class C shares dated 11/16/11: Previously filed with Registrant’s Pre-Effective Amendment No. 4, (11/21/11), and incorporated herein by reference.
	(iii)	Distribution and Service Plan and Agreement for Class N shares dated 2/26/13: Previously filed with Registrant’s Pre-Effective Amendment No. 5 (10/9/13), and incorporated herein by reference.
(n)		Oppenheimer Funds Amended and Restated Plan Pursuant to Rule 18f-3: Previously filed with Registrant's Post-Effective Amendment No. 1 (9/25/14), and incorporated herein by reference.
(o)	(i)

Power of Attorney dated 2/26/13 for all Trustees and Officers, except Arthur P. Steinmetz: Previously filed with Post-Effective Amendment No. 58 to the Registration Statement of Oppenheimer Integrity Funds (Reg. No. 2-76547), (3/27/13), and incorporated herein by reference.

	(ii)	Power of Attorney dated 9/17/14 for Arthur P. Steinmetz: Previously filed with Registrant's Post-Effective Amendment No. 1 (9/25/14), and incorporated herein by reference.
(p)		Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc. OFI SteelPath, Inc., OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., dated as of 6/3/13, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer SteelPath MLP Funds Trust (Reg. No. 333-163614), (6/27/13), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article VII of Registrant's Amended Agreement and Declaration of Trust filed as Exhibit 28(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Advisers

(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).

(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

Item 32. Principal Underwriter

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below and for MassMutual Institutional Funds.

Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Alternatives Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Main Street Mid-Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust (4 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Money Market Fund
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Global Allocation Fund
Oppenheimer Flexible Strategies Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer Ultra-Short Duration Fund
Oppenheimer Value Fund (a series of Oppenheimer Series Fund)
Oppenheimer Variable Account Funds (12 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA

(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Rina Aligaen(2)	Assistant Vice President	None
Anthony Allocco(2)	Assistant Vice President	None
Joseph Allyn(1)	Assistant Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Chuck Anderson(1)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
Matthew J. Auer(2)	Vice President	None
James Austin(1)	Vice President	None
Anthony E. Bamonte(2)	Vice President	None
James Barker(2)	Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Kimberly Belsole(2)	Vice President	None
Rocco Benedetto(2)	Vice President	None
Devin Benton(2)	Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher Bergeron(2)	Vice President	None
Rick Bettridge(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam Bilmes(2)	Vice President	None
Paul Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria Boingeanu(2)	Assistant Vice President	None
Nancy Bong(2)	Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Brodsky(2)	Vice President	None
Kevin E. Brosmith(2)	Senior Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Vice President	None
Gabriel Burstein(2)	Vice President	None
Megan Byrne(2)	Assistant Vice President	None
Tracy Cairoli(2)	Assistant Vice President	None
Clare Cambria(2)	Assistant Vice President	None
Tara Carbonneau(1)	Assistant Vice President	None
Sean Carey(2)	Assistant Vice President	None
Robert Caruso(2)	Vice President	None
Thomas Caulfield(1)	Vice President	None
Herman Chan(2)	Vice President	None
Donelle Chisolm(2)	Vice President	None
Andrew Chonofsky(2)	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
John Clark(2)	Vice President	None
John Corcoran(2)	Vice President	None
Craig Colby(2)	Vice President	None
Ryan J. Coleman(1)	Vice President	None
Stephanie Colca(2)	Assistant Vice President	None
Gerald James Concepcion(2)	Vice President	None
Serina Copanas(2)	Assistant Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Amanda Dampier(2)	Assistant Vice President	None
Edward Dane(2)	Senior Vice President	None
Damaris De Los Santos(2)	Assistant Vice President	None
Richard DeMarco(2)	Assistant Vice President	None
Michael Dennehy(2)	Vice President	None
Jeffrey Dickin(2)	Vice President	None
Steven Dombrower(2)	Vice President	None
Robert Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Paul Eisenhardt(2)	Senior Vice President	None
Peter Ellman(2)	Assistant Vice President	None
Kent M. Elwell(2)	Vice President	None
Michael Eustic(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason Farrell(2)	Assistant Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Josean Fernandez(2)	Assistant Vice President	None
Christopher Ferrara(2)	Assistant Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Eric P. Fishel(2)	Vice President	None
Wendy Fisk(1)	Assistant Vice President	None
Patrick W. Flynn(1)	Senior Vice President	None
David Ford(2)	Vice President	None
John Fortuna(2)	Vice President	None
Jayme Fowler(2)	Vice President	None
Valeri Fox(2)	Assistant Vice President	None
Jerry Fraustro(2)	Vice President	None
Victoria Frey(1)	Vice President	None
William Friebel(2)	Vice President	None
Alice Fricke(2)	Vice President	None
Arthur S. Gabinet(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Kathryn T. Gallo(2)	Vice President	None
Hazem Gamal(2)	Vice President	None
Christopher Gaudio(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
Sarah Garrity(1)	Vice President	None
Nancy Girondo(2)	Assistant Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Emily Glotzer(2)	Assistant Vice President	None
Justin A. Goldstein(2)	Assistant Vice President	None
Jack Goldin(2)	Vice President	None
Wesley Golie(1)	Vice President	None
Michael Gottesman(2)	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Steven Grise(2)	Assistant Vice President	None
Anthony Greco(2)	Assistant Vice President	None
Samuel Groban(2)	Vice President	None
Vincent Grogan(2)	Vice President	None
Eric Grossjung(2)	Vice President	None
Ellen Gutierrez(2)	Assistant Vice President	None
Michael D. Guman(2)	Vice President	None
James E. Gunter(2)	Vice President	None
LeaAnna Hartman(1)	Vice President	None
Alexander Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Kevin J. Healy(2)	Vice President	None
David Van Hellemont(2)	Vice President	None
Richard Henn(2)	Vice President	None
Kenneth Henry(2)	Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Todd Hiller(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Eric Holquist(2)	Vice President	None
Brian T. Hourihan(2)	Assistant Secretary	None
Lucienne Howell(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Brian F. Husch(2)	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Christopher Ivezic(2)	Vice President	None
Michael C. Jamison(1)	Vice President	None
Nickie Jacobs(1)	Assistant Vice President	None
Shonda Rae Jaquez(2)	Vice President	None
Allyson Jarecky(2)	Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Sarah Joyce(2)	Assistant Vice President	None
Scott Kelley(1)	Vice President	None
Assaf Kedem (2)	Assistant Vice President	None
Brian Kiley(2)	Vice President	None
Robert K. Kinsey(2)	Vice President	None
Elena Kirova(2)	Assistant Vice President	None
Jeff Klainberg(2)	Vice President	None
Richard Klein(2)	Senior Vice President	None
Joseph Kolman(2)	Assistant Vice President	None
Eric Kristenson(2)	Vice President	None
Lamar Kunes(2)	Senior Vice President	None
Stanford Kutler(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Laura L. Lawson(2)	Vice President	None
Lisa Lamentino(2)	Vice President	None
John Laudadio(2)	Vice President	None
Daniel Lee(2)	Assistant Vice President	None
Wendy Lee(2)	Vice President	None
John Leonard(2)	Vice President	None
Brian Levitt(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Vice President	None
Terrie Liu(1)	Assistant Vice President	None
Christina Loftus(2)	Senior Vice President	None
David Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Inna London-Ikhilov(2)	Assistant Vice President	None
John Luiz(2)	Vice President	None
John Mackey(2)	Vice President	None
Peter Maddox(2)	Vice President	None
Salvatore Maia	Assistant Vice President	None
Michael Malik(2)	Vice President	None
Joseph Marich(2)	Vice President	None
Kenneth Martin(2)	Chief Compliance Officer	None
Steven C. Manns(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Gregory Mehok(2)	Assistant Vice President	None
Derren McDaniel(1)	Vice President	None
Peter McCarthy(1)	Assistant Vice President	None
John C. McDonough(2)	Chief Executive Officer, Chairman, President & Director	None
Matthew McGee(1)	Vice President	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
William McNamara(2)	Vice President	None
Daniel Melehan(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Toller Miller(1)	Vice President	None
Peter Mintzberg(2)	Senior Vice President	None
Clint Modler(1)	Vice President	None
Ella Monakova(2)	Vice President	None
Rian Morrissey(1)	Vice President	None
Robert Moser(2)	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Assistant Vice President	None
Wendy Jean Murray(2)	Vice President	None
Keith Myers(1)	Assistant Vice President	None
Christina Nasta(2)	Senior Vice President	None
Dana B. Newblatt(2)	Assistant Vice President	None
Kevin P. Neznek(2)	Senior Vice President	None
Nichola Noriega(2)	Vice President	None
Peter Novak(2)	Senior Vice President	None
Timothy O’Connell(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Patricia O’Connor(2)	Assistant Vice President	None
Tony Oh(1)	Treasurer	None
Brenna O’Regan(2)	Assistant Vice President	None
Leonard Oremland(2)	Senior Vice President	None
Steven Paddon(2)	Senior Vice President	None
Alan Panzer(2)	Vice President	None
Andrew Park(1)	Vice President	None
Andrea Pash(2)	Assistant Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director & Chief Financial Officer	None
Andrew Phillips(1)	Assistant Vice President	None
Piers A. Platt(2)	Vice President	None
Scott Porter(2)	Assistant Vice President	None
Chad W. Potter(3)	Assistant Vice President	None
Stacy Pottinger(2)	Assistant Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel Holahan(2)	Vice President	None
Michael E. Quinn(2)	Vice President	None
Minnie Ra(2)	Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
James Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Jason Roche(2)	Assistant Vice President	None
Adam Rochlin(2)	Senior Vice President	None
Michael Rock(2)	Vice President	None
Rachel Rodgers(2)	Assistant Vice President	None
Philip Rolleri(2)	Assistant Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Thomas Sabow(2)	Vice President	None
Gary Salerno(2)	Vice President	None
Catherine Sanders(2)	Assistant Vice President	None
Brian Sateja(2)	Assistant Vice President	None
Christopher Saul(2)	Assistant Vice President	None
John Saunders(2)	Senior Vice President	None
Kurt Savallo(2)	Assistant Vice President	None
Joshua Scher(2)	Assistant Vice President	None
Alex Schardt(2)	Vice President	None
Joshua Scher(2)	Assistant Vice President	None
Pamela Schiess(2)	Assistant Vice President	None
Thomas Schmitt(2)	Vice President	None
William Schories(2)	Vice President	None
Ryan Sekimoto(3)	Vice President	None
Jennifer Sexton(2)	Senior Vice President	Vice President and Chief Business Officer
Jeffrey Sharon(2)	Vice President	None
James B. Shields(1)	Assistant Vice President	None
Eric M. Schranck(1)	Assistant Vice President	None
Erin Simpson(2)	Assistant Vice President	None
Christopher M. Spencer(2)	Vice President	None
John A. Spensley(2)	Vice President	None
Kirti Srikant(2)	Vice President	None
Michael Staples(2)	Vice President	None
Alfred St. John(2)	Vice President	None
Bryan Stein(2)	Vice President	None
Joseph Stellato(2)	Assistant Vice President	None
Benjamin Stewart(2)	Senior Vice President	None
Matthew C. Straut(2)	Senior Vice President	None
Brian C. Summe(2)	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Adam L. Tabor(2)	Vice President	None
Leo Tallon(2)	Vice President	None
Sachin Tandon(2)	Vice President	None
Brian Taylor(2)	Vice President	None
James Taylor(2)	Vice President	None
Paul Temple(2)	Vice President	None
Saul Tessler(2)	Assistant Vice President	None
Christopher Thabet(2)	Assistant Vice President	None
David G. Thomas(2)	Vice President	None
John Thorpe(1)	Vice President	None
Jay S. Therrien(2)	Assistant Vice President	None
Stephen D. Tisdalle(2)	Senior Vice President	None
Luz Touma(2)	Vice President	None
Catherine Tulley(1)	Assistant Vice President	None
Wesley Vance(2)	Vice President	None
Vincent Vermette(2)	Vice President	None
Alyse Vishnick(2)	Assistant Vice President	None
Melissa Wade(1)	Assistant Vice President	None
Kenneth Waddell(2)	Vice President	None
Eliot Walsh(2)	Assistant Vice President	None
Richard Walsh(2)	Vice President	None
Teresa Ward(2)	Vice President	None
Jerry Webman(2)	Senior Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Kim Weinrick(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Chris G. Werner(2)	Vice President	None
Jason Widener(2)	Vice President	None
Ryan C. Wilde(1)	Vice President	None
Tim Wilkinson(1)	Vice President	None
Martha B. Willis(2)	Director & Executive Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Kevin Woodson(1)	Assistant Vice President	None
Cary Patrick Wozniak(2)	Vice President	None
Alexander Young(2)	Vice President	None
David Zicchinella(2)	Assistant Vice President	None
Steven Zito(1)	Vice President	None

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)225 Liberty Street, 11th Floor, New York, NY 10281-1008

(3)2100 McKinney Avenue, Suite 1401, Dallas, TX 75201

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of May, 2015.

OPPENHEIMER GLOBAL HIGH YIELD FUND

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Sam Freedman*	Chairman of the	May 26, 2015
Sam Freedman	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	May 26, 2015
Arthur P. Steinmetz	Principal Executive Officer

Brian W. Wixted*	Treasurer, Principal	May 26, 2015
Brian W. Wixted	Financial & Accounting Officer

Jon S. Fossel*	Trustee	May 26, 2015
Jon S. Fossel

Richard F. Grabish*	Trustee	May 26, 2015
Richard F. Grabish

Beverly L. Hamilton*	Trustee	May 26, 2015
Beverly L. Hamilton

Victoria J. Herget*	Trustee	May 26, 2015
Victoria J. Herget

Robert J. Malone*	Trustee	May 26, 2015
Robert J. Malone

F. William Marshall, Jr.*	Trustee	May 26, 2015
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	May 26, 2015
Karen L. Stuckey

James D. Vaughn*	Trustee	May 26, 2015
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact